Variable Annuity-2 Series Account

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Variable Annuity-2 Series Account and Those Charged with Governance of Variable Annuity-2 Series Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Variable Annuity-2 Series Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 10, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 15, 2025

Appendix A

The subaccounts that comprise Variable Annuity-2 Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Alger Capital Appreciation Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Large Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Mid Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Small Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Weatherbie Specialized Growth Portfolio, Class I-2	Not Applicable	Not Applicable	For the period from January 1, 2023 to September 29, 2023 (cessation of operations)
ALPS Alerian Energy Infrastructure Portfolio, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ALPS Global Opportunity Portfolio, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Capital World Growth and Income Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth-Income Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS International Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS New World Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Washington Mutual Investors Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock Global Allocation V.I. Fund, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock High Yield V.I., Class III	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon IP Technology Growth Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon VIF Appreciation Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon VIF Appreciation Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Large Cap Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Mid Cap Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Small Cap Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Select Small Cap Value Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Seligman Global Technology Fund, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Seligman Global Technology Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Small Cap Value Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Strategic Income Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Delaware VIP International Series, Service Class	Not Applicable	For the period from January 1, 2024 to April 26, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to April 26, 2024 (cessation of operations)
Dimensional VA Equity Allocation Portfolio, Institutional	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA Global Bond Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA Global Moderate Allocation Portfolio, Institutional	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA International Small Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA International Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Dimensional VA Short-Term Fixed Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA US Large Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA US Targeted Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Capital Growth VIP, Class B	Not Applicable	For the period from January 1, 2024 to June 17, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 17, 2024 (cessation of operations)
DWS CROCI U.S. VIP, Class B	Not Applicable	For the period from January 1, 2024 to June 17, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 17, 2024 (cessation of operations)
DWS Global Small Cap VIP, Class B	Not Applicable	For the period from January 1, 2024 to June 17, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 17, 2024 (cessation of operations)
DWS Small Mid Cap Value VIP, Class B	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Eaton Vance VT Floating-Rate Income, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Aggressive Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Ariel Mid Cap Value Fund, Investor Class	Not Applicable	For the period from January 1, 2024 to October 25, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to October 25, 2024 (cessation of operations)
Empower Bond Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Conservative Profile Fund, Class L	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Conservative Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Core Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Emerging Markets Equity Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Global Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Government Money Market Fund, Investor Class	Not Applicable	For the period from January 1, 2024 to June 14, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 14, 2024 (cessation of operations)
Empower High Yield Bond Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Empower Inflation-Protected Securities Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower International Growth Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower International Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower International Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Large Cap Growth Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Large Cap Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2015 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2020 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2025 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2030 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2035 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2040 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2045 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2050 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2055 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Mid Cap Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderate Profile Fund, Class L	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderate Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderately Aggressive Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Empower Moderately Conservative Profile Fund, Class L	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderately Conservative Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Multi-Sector Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Real Estate Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower S&P 500 Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower S&P Mid Cap 400 Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower S&P Small Cap 600 Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower SecureFoundation Balanced Fund, Class L	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Short Duration Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Small Cap Growth Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Small Cap Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower U.S. Government Securities Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Federated Hermes High Income Bond Fund II, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Asset Manager Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Balanced Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Contrafund Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Government Money Market Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Growth Opportunities Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Fidelity VIP Growth Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP High Income Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Index 500 Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Overseas Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
First Trust/Dow Jones Dividend & Income Allocation Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Income VIP Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For the year then ended December 31, 2024
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco Oppenheimer V.I. International Growth Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Core Equity Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Core Plus Bond Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. EQV International Equity Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Real Estate Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Growth and Income Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Invesco V.I. Main Street Small Cap Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Small Cap Equity Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Flexible Bond Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Overseas Fund, Class S	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Overseas Portfolio, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson VIT Balanced Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson VIT Enterprise Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
JPMorgan Insurance Trust Global Allocation Portfolio, Class 2	Not Applicable	Not Applicable	For the period from January 1, 2023 to April 25, 2023 (cessation of operations)
JPMorgan Insurance Trust Income Builder Portfolio, Class 2	Not Applicable	Not Applicable	For the period from January 1, 2023 to April 25, 2023 (cessation of operations)
Lord Abbett Series Fund Developing Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Inflation Protection Fund, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Mid Cap Value Fund, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Value Fund, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP JPMorgan Small Cap Core Fund, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP Macquarie US REIT Fund, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Emerging Markets Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Energy Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP International Core Equity Series, Service Class	As of December 31, 2024	For the period from April 26, 2024 (commencement of operations) to December 31, 2024	For the period from April 26, 2024 (commencement of operations) to December 31, 2024

Macquarie VIP Small Cap Value Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Blended Research Core Equity Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Blended Research Small Cap Equity Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS International Growth Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Technology Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
NVIT Emerging Markets Fund, Class D	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Low Duration Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Real Return Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Short-Term Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Total Return Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Core Equity Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Focused International Equity Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Global Asset Allocation Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Income Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT International Equity Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Putnam VT International Growth, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT International Value Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Large Cap Growth Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Large Cap Value Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Mortgage Securities Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Multi Asset Absolute Return Fund	Not Applicable	Not Applicable	For the period from January 1, 2023 to April 21, 2023 (cessation of operations)
Putnam VT Research Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Small Cap Growth Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Small Cap Value Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Blue Chip Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Health Sciences Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
VanEck VIP Emerging Markets Fund, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
VanEck VIP Global Resources Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
VanEck VIP Global Resources Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Funds IS Capital World Growth and Income Fund, Class 4
ASSETS:
Investments at fair value (1)	$2,042,200	$1,429,806	$1,666,119	$294,469	$961,139	$773,706	$3,841,228
Receivable from the fund manager	78	55	63	10	26	18	93
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	2,042,278	1,429,861	1,666,182	294,479	961,165	773,724	3,841,321

LIABILITIES:
Payable to the Contracts	78	55	63	10	26	18	93
Payable to the Company	-	-	-	-	-	-	1,592
Total liabilities	78	55	63	10	26	18	1,685

NET ASSETS	$2,042,200	$1,429,806	$1,666,119	$294,469	$961,139	$773,706	$3,839,636

ANALYSIS OF NET ASSETS
Accumulation period	$2,042,200	$1,429,806	$1,666,119	$294,469	$961,139	$773,706	$3,773,024
Annuity period	-	-	-	-	-	-	66,612
Total net assets	$2,042,200	$1,429,806	$1,666,119	$294,469	$961,139	$773,706	$3,839,636

Fair value per share (NAV)	$115.87	$89.19	$20.40	$17.81	$14.28	$13.28	$15.08
Shares outstanding in the Separate Account	17,625	16,031	81,672	16,534	67,307	58,261	254,723

(1) Investments in mutual fund shares, at cost	$1,375,526	$1,125,105	$1,710,090	$345,619	$691,755	$645,978	$3,428,534

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III
ASSETS:
Investments at fair value (1)	$11,347,773	$3,902,090	$2,765,197	$2,873,858	$3,894,582	$6,254	$3,441,914
Receivable from the fund manager	202	80	63	52	83	-	95
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	11,347,975	3,902,170	2,765,260	2,873,910	3,894,665	6,254	3,442,009

LIABILITIES:
Payable to the Contracts	202	80	63	52	83	-	95
Payable to the Company	-	-	1,543	1,571	-	-	71
Total liabilities	202	80	1,606	1,623	83	-	166

NET ASSETS	$11,347,773	$3,902,090	$2,763,654	$2,872,287	$3,894,582	$6,254	$3,441,843

ANALYSIS OF NET ASSETS
Accumulation period	$11,347,773	$3,902,090	$2,699,077	$2,806,553	$3,894,582	$6,254	$3,427,249
Annuity period	-	-	64,577	65,734	-	-	14,594
Total net assets	$11,347,773	$3,902,090	$2,763,654	$2,872,287	$3,894,582	$6,254	$3,441,843

Fair value per share (NAV)	$122.38	$67.14	$17.46	$26.10	$16.34	$13.53	$12.89
Shares outstanding in the Separate Account	92,726	58,119	158,373	110,110	238,346	462	267,022

(1) Investments in mutual fund shares, at cost	$9,163,361	$3,261,205	$3,061,307	$2,808,440	$3,083,666	$6,722	$3,839,548

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock High Yield V.I., Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Service Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II
ASSETS:
Investments at fair value (1)	$5,612,709	$388,939	$520,488	$188,662	$753,552	$421,042	$4,254,267
Receivable from the fund manager	44,045	3	20	7	15	16	83,589
Receivable from dividends	31,708	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	5,688,462	388,942	520,508	188,669	753,567	421,058	4,337,856

LIABILITIES:
Payable to the Contracts	44,045	3	20	7	15	16	83,589
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	44,045	3	20	7	15	16	83,589

NET ASSETS	$5,644,417	$388,939	$520,488	$188,662	$753,552	$421,042	$4,254,267

ANALYSIS OF NET ASSETS
Accumulation period	$5,644,417	$388,939	$520,488	$188,662	$753,552	$421,042	$4,254,267
Annuity period	-	-	-	-	-	-	-
Total net assets	$5,644,417	$388,939	$520,488	$188,662	$753,552	$421,042	$4,254,267

Fair value per share (NAV)	$6.90	$31.56	$55.51	$36.49	$35.64	$37.48	$46.54
Shares outstanding in the Separate Account	813,436	12,324	9,376	5,170	21,143	11,234	91,411

(1) Investments in mutual fund shares, at cost	$5,579,537	$272,568	$329,914	$188,706	$807,777	$339,060	$3,183,352

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2
ASSETS:
Investments at fair value (1)	$691,345	$2,510,900	$277,726	$8,796,854	$366,413	$28,653	$1,996,757
Receivable from the fund manager	11	61	11	335	14	-	27
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	691,356	2,510,961	277,737	8,797,189	366,427	28,653	1,996,784

LIABILITIES:
Payable to the Contracts	11	61	11	335	14	-	27
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	11	61	11	335	14	-	27

NET ASSETS	$691,345	$2,510,900	$277,726	$8,796,854	$366,413	$28,653	$1,996,757

ANALYSIS OF NET ASSETS
Accumulation period	$691,345	$2,510,900	$277,726	$8,796,854	$366,413	$28,653	$1,996,757
Annuity period	-	-	-	-	-	-	-
Total net assets	$691,345	$2,510,900	$277,726	$8,796,854	$366,413	$28,653	$1,996,757

Fair value per share (NAV)	$24.15	$25.47	$37.94	$34.10	$28.26	$13.25	$3.65
Shares outstanding in the Separate Account	28,627	98,583	7,320	257,972	12,966	2,163	547,057

(1) Investments in mutual fund shares, at cost	$624,109	$2,958,247	$214,763	$6,131,969	$288,853	$32,895	$2,123,366

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA US Large Value Portfolio
ASSETS:
Investments at fair value (1)	$895,432	$29,728	$1,971,971	$495,079	$989,489	$526,766	$2,968,236
Receivable from the fund manager	13	-	37	13	25	8	77
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	895,445	29,728	1,972,008	495,092	989,514	526,774	2,968,313

LIABILITIES:
Payable to the Contracts	13	-	37	13	25	8	77
Payable to the Company	-	-	-	-	39	-	49
Total liabilities	13	-	37	13	64	8	126

NET ASSETS	$895,432	$29,728	$1,971,971	$495,079	$989,450	$526,766	$2,968,187

ANALYSIS OF NET ASSETS
Accumulation period	$895,432	$29,728	$1,971,971	$495,079	$981,400	$526,766	$2,958,075
Annuity period	-	-	-	-	8,050	-	10,112
Total net assets	$895,432	$29,728	$1,971,971	$495,079	$989,450	$526,766	$2,968,187

Fair value per share (NAV)	$15.86	$9.74	$16.35	$11.59	$13.65	$10.07	$32.55
Shares outstanding in the Separate Account	56,459	3,052	120,610	42,716	72,490	52,310	91,190

(1) Investments in mutual fund shares, at cost	$642,614	$31,576	$1,890,910	$528,813	$906,926	$533,879	$2,558,467

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA US Targeted Value Portfolio	DWS Small Mid Cap Value VIP, Class B	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class
ASSETS:
Investments at fair value (1)	$1,104,571	$302,767	$4,043,617	$4,634,793	$14,263,059	$3,664,815	$8,269,674
Receivable from the fund manager	34	2	70	95	33,121	12,899	6,979
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,104,605	302,769	4,043,687	4,634,888	14,296,180	3,677,714	8,276,653

LIABILITIES:
Payable to the Contracts	34	2	70	95	33,121	12,899	6,979
Payable to the Company	-	-	3,263	-	2,148	-	-
Total liabilities	34	2	3,333	95	35,269	12,899	6,979

NET ASSETS	$1,104,571	$302,767	$4,040,354	$4,634,793	$14,260,911	$3,664,815	$8,269,674

ANALYSIS OF NET ASSETS
Accumulation period	$1,104,571	$302,767	$3,903,770	$4,634,793	$14,086,288	$3,664,815	$8,269,674
Annuity period	-	-	136,584	-	174,623	-	-
Total net assets	$1,104,571	$302,767	$4,040,354	$4,634,793	$14,260,911	$3,664,815	$8,269,674

Fair value per share (NAV)	$22.57	$13.81	$8.61	$5.62	$12.55	$9.19	$7.42
Shares outstanding in the Separate Account	48,940	21,924	469,642	824,696	1,136,499	398,783	1,114,511

(1) Investments in mutual fund shares, at cost	$1,050,309	$320,769	$4,051,130	$4,946,909	$15,172,794	$3,729,832	$8,604,131

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class	Empower High Yield Bond Fund, Class I	Empower Inflation- Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class
ASSETS:
Investments at fair value (1)	$6,180,552	$502,200	$1,723,752	$872,151	$336,156	$767,694	$10,461,812
Receivable from the fund manager	66	5	28,978	21	7	22	129
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	2,668
Total assets	6,180,618	502,205	1,752,730	872,172	336,163	767,716	10,464,609

LIABILITIES:
Payable to the Contracts	66	5	28,978	21	7	22	129
Payable to the Company	11	-	18	389	-	-	-
Total liabilities	77	5	28,996	410	7	22	129

NET ASSETS	$6,180,541	$502,200	$1,723,734	$871,762	$336,156	$767,694	$10,464,480

ANALYSIS OF NET ASSETS
Accumulation period	$6,180,081	$502,200	$1,720,118	$865,663	$336,156	$767,694	$10,346,299
Annuity period	460	-	3,616	6,099	-	-	118,181
Total net assets	$6,180,541	$502,200	$1,723,734	$871,762	$336,156	$767,694	$10,464,480

Fair value per share (NAV)	$9.54	$9.06	$6.68	$7.78	$8.91	$12.91	$12.44
Shares outstanding in the Separate Account	647,857	55,430	258,047	112,102	37,728	59,465	840,982

(1) Investments in mutual fund shares, at cost	$6,912,051	$528,059	$2,010,425	$890,731	$373,657	$810,212	$10,196,158

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class
ASSETS:
Investments at fair value (1)	$3,300,418	$6,652,908	$3,518,811	$873,552	$379,351	$1,243,794	$1,867,183
Receivable from the fund manager	50	102	72	8	5	22	48
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	3,300,468	6,653,010	3,518,883	873,560	379,356	1,243,816	1,867,231

LIABILITIES:
Payable to the Contracts	50	102	72	8	5	22	48
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	50	102	72	8	5	22	48

NET ASSETS	$3,300,418	$6,652,908	$3,518,811	$873,552	$379,351	$1,243,794	$1,867,183

ANALYSIS OF NET ASSETS
Accumulation period	$3,300,418	$6,652,908	$3,518,811	$873,552	$379,351	$1,243,794	$1,867,183
Annuity period	-	-	-	-	-	-	-
Total net assets	$3,300,418	$6,652,908	$3,518,811	$873,552	$379,351	$1,243,794	$1,867,183

Fair value per share (NAV)	$12.09	$10.32	$30.84	$12.95	$10.23	$13.71	$10.49
Shares outstanding in the Separate Account	272,987	644,662	114,099	67,456	37,082	90,722	177,996

(1) Investments in mutual fund shares, at cost	$3,202,407	$6,399,825	$3,144,443	$914,860	$389,299	$1,322,035	$1,992,165

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L
ASSETS:
Investments at fair value (1)	$510,875	$392,487	$129,849	$594,027	$216,514	$2,199,407	$85,496,084
Receivable from the fund manager	9	11	2	10	6	52	295,307
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	510,884	392,498	129,851	594,037	216,520	2,199,459	85,791,391

LIABILITIES:
Payable to the Contracts	9	11	2	10	6	52	295,307
Payable to the Company	-	-	-	-	-	-	1,739
Total liabilities	9	11	2	10	6	52	297,046

NET ASSETS	$510,875	$392,487	$129,849	$594,027	$216,514	$2,199,407	$85,494,345

ANALYSIS OF NET ASSETS
Accumulation period	$510,875	$392,487	$129,849	$594,027	$216,514	$2,199,407	$85,401,050
Annuity period	-	-	-	-	-	-	93,295
Total net assets	$510,875	$392,487	$129,849	$594,027	$216,514	$2,199,407	$85,494,345

Fair value per share (NAV)	$13.78	$10.62	$14.13	$11.23	$18.29	$13.77	$11.25
Shares outstanding in the Separate Account	37,074	36,957	9,190	52,896	11,838	159,725	7,599,652

(1) Investments in mutual fund shares, at cost	$510,720	$390,782	$125,446	$620,067	$193,304	$2,185,208	$81,064,345

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class
ASSETS:
Investments at fair value (1)	$44,526,429	$10,828,037	$12,225,162	$16,024,948	$3,913,850	$2,680,334	$86,761,262
Receivable from the fund manager	75,510	193	40,780	25,057	77	268	1,691
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	10,045
Total assets	44,601,939	10,828,230	12,265,942	16,050,005	3,913,927	2,680,602	86,772,998

LIABILITIES:
Payable to the Contracts	75,510	192	40,780	25,057	77	268	1,691
Payable to the Company	1,873	6,127	1,948	-	-	-	-
Total liabilities	77,383	6,319	42,728	25,057	77	268	1,691

NET ASSETS	$44,524,556	$10,821,911	$12,223,214	$16,024,948	$3,913,850	$2,680,334	$86,771,307

ANALYSIS OF NET ASSETS
Accumulation period	$44,415,713	$10,673,417	$12,208,044	$16,024,948	$3,913,850	$2,680,334	$85,625,947
Annuity period	108,843	148,494	15,170	-	-	-	1,145,360
Total net assets	$44,524,556	$10,821,911	$12,223,214	$16,024,948	$3,913,850	$2,680,334	$86,771,307

Fair value per share (NAV)	$6.31	$6.95	$9.43	$8.02	$12.95	$12.09	$37.62
Shares outstanding in the Separate Account	7,056,486	1,557,991	1,296,412	1,998,123	302,228	221,698	2,306,254

(1) Investments in mutual fund shares, at cost	$48,494,541	$11,759,073	$12,421,507	$16,960,407	$4,072,902	$2,859,355	$62,751,253

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
ASSETS:
Investments at fair value (1)	$12,829,644	$13,497,804	$181,305,661	$6,062,709	$734,345	$2,951,781	$8,394,850
Receivable from the fund manager	224	228	589,359	37,581	21	55	191
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	851	1,196	-	-	-	-	-
Total assets	12,830,719	13,499,228	181,895,020	6,100,290	734,366	2,951,836	8,395,041

LIABILITIES:
Payable to the Contracts	224	227	589,359	37,581	21	55	191
Payable to the Company	-	-	6,781	5,060	-	-	-
Total liabilities	224	227	596,140	42,641	21	55	191

NET ASSETS	$12,830,495	$13,499,001	$181,298,880	$6,057,649	$734,345	$2,951,781	$8,394,850

ANALYSIS OF NET ASSETS
Accumulation period	$12,655,736	$13,390,224	$181,246,063	$5,893,033	$734,345	$2,951,781	$8,394,850
Annuity period	174,759	108,777	52,817	164,616	-	-	-
Total net assets	$12,830,495	$13,499,001	$181,298,880	$6,057,649	$734,345	$2,951,781	$8,394,850

Fair value per share (NAV)	$21.00	$13.13	$10.49	$10.27	$10.61	$38.44	$37.65
Shares outstanding in the Separate Account	610,935	1,028,012	17,283,666	590,332	69,213	76,789	222,971

(1) Investments in mutual fund shares, at cost	$10,999,358	$13,811,070	$199,591,537	$6,021,867	$829,537	$2,391,246	$7,165,491

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
ASSETS:
Investments at fair value (1)	$1,215,250	$283,782	$1,187,607	$26,308,767	$1,497,497	$30,904,706	$349,241
Receivable from the fund manager	17	5	44	429	54	453	12
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	8,418	-	-	-
Total assets	1,215,267	283,787	1,187,651	26,317,614	1,497,551	30,905,159	349,253

LIABILITIES:
Payable to the Contracts	17	5	44	429	54	453	12
Payable to the Company	3,223	-	-	-	-	52,924	-
Total liabilities	3,240	5	44	429	54	53,377	12

NET ASSETS	$1,212,027	$283,782	$1,187,607	$26,317,185	$1,497,497	$30,851,782	$349,241

ANALYSIS OF NET ASSETS
Accumulation period	$1,077,141	$283,782	$1,187,607	$26,196,146	$1,497,497	$30,653,454	$349,241
Annuity period	134,886	-	-	121,039	-	198,328	-
Total net assets	$1,212,027	$283,782	$1,187,607	$26,317,185	$1,497,497	$30,851,782	$349,241

Fair value per share (NAV)	$10.71	$5.64	$16.45	$23.69	$57.94	$1.00	$83.00
Shares outstanding in the Separate Account	113,469	50,316	72,195	1,110,543	25,846	30,904,706	4,208

(1) Investments in mutual fund shares, at cost	$1,319,296	$277,280	$1,075,824	$23,200,400	$990,151	$30,904,663	$248,317

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio
ASSETS:
Investments at fair value (1)	$4,387,462	$117,877	$1,431,401	$2,358,765	$130,421	$79,924	$596,814
Receivable from the fund manager	167	5	54	39	5	3	18
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	4,387,629	117,882	1,431,455	2,358,804	130,426	79,927	596,832

LIABILITIES:
Payable to the Contracts	167	5	54	39	5	3	18
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	167	5	54	39	5	3	18

NET ASSETS	$4,387,462	$117,877	$1,431,401	$2,358,765	$130,421	$79,924	$596,814

ANALYSIS OF NET ASSETS
Accumulation period	$4,387,462	$117,877	$1,431,401	$2,358,765	$130,421	$79,924	$596,814
Annuity period	-	-	-	-	-	-	-
Total net assets	$4,387,462	$117,877	$1,431,401	$2,358,765	$130,421	$79,924	$596,814

Fair value per share (NAV)	$96.94	$4.72	$569.52	$22.47	$10.98	$25.47	$13.58
Shares outstanding in the Separate Account	45,260	24,974	2,514	104,974	11,878	3,138	43,948

(1) Investments in mutual fund shares, at cost	$3,337,775	$131,861	$584,693	$2,300,889	$150,048	$63,432	$551,858

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 4	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series II
ASSETS:
Investments at fair value (1)	$4,448,597	$287,450	$326,981	$28,732	$66,501	$2,131,369	$404,476
Receivable from the fund manager	905	11	9	1	2	50	13
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	4,449,502	287,461	326,990	28,733	66,503	2,131,419	404,489

LIABILITIES:
Payable to the Contracts	905	11	9	1	2	50	13
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	905	11	9	1	2	50	13

NET ASSETS	$4,448,597	$287,450	$326,981	$28,732	$66,501	$2,131,369	$404,476

ANALYSIS OF NET ASSETS
Accumulation period	$4,448,597	$287,450	$326,981	$28,732	$66,501	$2,131,369	$404,476
Annuity period	-	-	-	-	-	-	-
Total net assets	$4,448,597	$287,450	$326,981	$28,732	$66,501	$2,131,369	$404,476

Fair value per share (NAV)	$14.86	$8.62	$8.88	$15.39	$21.68	$21.90	$1.96
Shares outstanding in the Separate Account	299,367	33,347	36,822	1,867	3,068	97,323	206,365

(1) Investments in mutual fund shares, at cost	$4,679,903	$318,465	$334,258	$29,983	$56,637	$2,019,145	$386,347

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Core Equity Fund, Series II	Invesco V.I. Core Plus Bond Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II
ASSETS:
Investments at fair value (1)	$255,500	$326,195	$622,807	$504,138	$3,577,282	$1,865,535	$102,884
Receivable from the fund manager	6	8	12	10	56,165	45	1
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	255,506	326,203	622,819	504,148	3,633,447	1,865,580	102,885

LIABILITIES:
Payable to the Contracts	6	8	12	10	56,165	45	1
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	6	8	12	10	56,165	45	1

NET ASSETS	$255,500	$326,195	$622,807	$504,138	$3,577,282	$1,865,535	$102,884

ANALYSIS OF NET ASSETS
Accumulation period	$255,500	$326,195	$622,807	$504,138	$3,577,282	$1,865,535	$102,884
Annuity period	-	-	-	-	-	-	-
Total net assets	$255,500	$326,195	$622,807	$504,138	$3,577,282	$1,865,535	$102,884

Fair value per share (NAV)	$33.39	$5.62	$32.89	$13.05	$20.26	$28.49	$17.34
Shares outstanding in the Separate Account	7,652	58,042	18,936	38,631	176,569	65,480	5,933

(1) Investments in mutual fund shares, at cost	$250,532	$332,968	$624,981	$554,377	$3,538,446	$1,703,214	$96,467

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Henderson Overseas Fund, Class S	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	Lord Abbett Series Fund Developing Growth Portfolio
ASSETS:
Investments at fair value (1)	$1,406,428	$32,677	$76,836	$15,206,904	$5,580,519	$152,073	$241,717
Receivable from the fund manager	25	-	3	286	89	1	7
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	385	-	-	-	-	-
Total assets	1,406,453	33,062	76,839	15,207,190	5,580,608	152,074	241,724

LIABILITIES:
Payable to the Contracts	25	-	3	286	89	1	7
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	25	-	3	286	89	1	7

NET ASSETS	$1,406,428	$33,062	$76,836	$15,206,904	$5,580,519	$152,073	$241,717

ANALYSIS OF NET ASSETS
Accumulation period	$1,406,428	$19,514	$76,836	$15,206,904	$5,580,519	$152,073	$241,717
Annuity period	-	13,548	-	-	-	-	-
Total net assets	$1,406,428	$33,062	$76,836	$15,206,904	$5,580,519	$152,073	$241,717

Fair value per share (NAV)	$10.87	$41.77	$43.92	$54.39	$74.72	$17.68	$29.23
Shares outstanding in the Separate Account	129,386	782	1,749	279,590	74,686	8,601	8,269

(1) Investments in mutual fund shares, at cost	$1,590,971	$27,530	$71,760	$12,196,157	$5,160,523	$142,067	$276,033

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Inflation Protection Fund, Service Class	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	LVIP Macquarie US REIT Fund, Service Class	Macquarie VIP Emerging Markets Series, Service Class	Macquarie VIP Energy Series, Service Class
ASSETS:
Investments at fair value (1)	$556,679	$3,550,294	$5,013,411	$297,869	$293,069	$1,128,281	$1,240,074
Receivable from the fund manager	5	73	56,514	4	42,942	24	18
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	556,684	3,550,367	5,069,925	297,873	336,011	1,128,305	1,240,092

LIABILITIES:
Payable to the Contracts	5	73	56,513	4	42,942	24	18
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	5	73	56,513	4	42,942	24	18

NET ASSETS	$556,679	$3,550,294	$5,013,412	$297,869	$293,069	$1,128,281	$1,240,074

ANALYSIS OF NET ASSETS
Accumulation period	$556,679	$3,550,294	$5,013,412	$297,869	$293,069	$1,128,281	$1,240,074
Annuity period	-	-	-	-	-	-	-
Total net assets	$556,679	$3,550,294	$5,013,412	$297,869	$293,069	$1,128,281	$1,240,074

Fair value per share (NAV)	$9.16	$19.68	$12.25	$21.40	$13.78	$22.51	$4.68
Shares outstanding in the Separate Account	60,746	180,410	409,392	13,918	21,263	50,124	264,973

(1) Investments in mutual fund shares, at cost	$616,359	$3,648,841	$4,987,339	$304,730	$275,372	$1,237,598	$1,409,569

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Macquarie VIP International Core Equity Series, Service Class	Macquarie VIP Small Cap Value Series, Service Class	MFS Blended Research Core Equity Portfolio, Service Class	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS Technology Portfolio, Service Class	Neuberger Berman AMT Sustainable Equity Portfolio, Class S
ASSETS:
Investments at fair value (1)	$125,741	$1,455,712	$2,959,408	$1,982,265	$260,016	$13,092,905	$1,147,077
Receivable from the fund manager	4	31	46	21	3	253	28
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	125,745	1,455,743	2,959,454	1,982,286	260,019	13,093,158	1,147,105

LIABILITIES:
Payable to the Contracts	4	31	46	21	3	253	28
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	4	31	46	21	3	253	28

NET ASSETS	$125,741	$1,455,712	$2,959,408	$1,982,265	$260,016	$13,092,905	$1,147,077

ANALYSIS OF NET ASSETS
Accumulation period	$125,741	$1,455,712	$2,959,408	$1,982,265	$260,016	$13,092,905	$1,147,077
Annuity period	-	-	-	-	-	-	-
Total net assets	$125,741	$1,455,712	$2,959,408	$1,982,265	$260,016	$13,092,905	$1,147,077

Fair value per share (NAV)	$16.52	$40.25	$63.19	$9.77	$15.52	$37.81	$40.09
Shares outstanding in the Separate Account	7,611	36,167	46,833	202,893	16,754	346,282	28,613

(1) Investments in mutual fund shares, at cost	$126,960	$1,378,586	$2,699,772	$2,033,512	$242,046	$9,341,169	$835,549

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	NVIT Emerging Markets Fund, Class D	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class
ASSETS:
Investments at fair value (1)	$45,000	$1,230,718	$604,237	$3,153,886	$1,332,042	$3,616,436	$11,611,070
Receivable from the fund manager	2	14	12	35,130	16	52	117
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	45,002	1,230,732	604,249	3,189,016	1,332,058	3,616,488	11,611,187

LIABILITIES:
Payable to the Contracts	2	14	12	35,130	16	52	117
Payable to the Company	-	-	-	3,259	3,237	-	3,223
Total liabilities	2	14	12	38,389	3,253	52	3,340

NET ASSETS	$45,000	$1,230,718	$604,237	$3,150,627	$1,328,805	$3,616,436	$11,607,847

ANALYSIS OF NET ASSETS
Accumulation period	$45,000	$1,230,718	$604,237	$3,014,232	$1,189,578	$3,616,436	$11,472,938
Annuity period	-	-	-	136,395	139,227	-	134,909
Total net assets	$45,000	$1,230,718	$604,237	$3,150,627	$1,328,805	$3,616,436	$11,607,847

Fair value per share (NAV)	$10.80	$5.56	$7.27	$9.64	$11.51	$10.32	$9.04
Shares outstanding in the Separate Account	4,167	221,352	83,114	327,167	115,729	350,430	1,284,410

(1) Investments in mutual fund shares, at cost	$43,865	$1,414,737	$678,986	$3,206,341	$1,401,737	$3,574,153	$12,540,294

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Core Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Global Asset Allocation Fund, Class IB	Putnam VT Income Fund, Class IB	Putnam VT International Equity Fund, Class IB	Putnam VT International Growth, Class IB	Putnam VT International Value Fund, Class IB
ASSETS:
Investments at fair value (1)	$1,667,871	$511,852	$1,158,167	$1,448,045	$276,507	$40,058	$106,243
Receivable from the fund manager	23	16	36	33,458	7	1	3
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,667,894	511,868	1,158,203	1,481,503	276,514	40,059	106,246

LIABILITIES:
Payable to the Contracts	23	16	36	33,458	7	1	3
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	23	16	36	33,458	7	1	3

NET ASSETS	$1,667,871	$511,852	$1,158,167	$1,448,045	$276,507	$40,058	$106,243

ANALYSIS OF NET ASSETS
Accumulation period	$1,667,871	$511,852	$1,158,167	$1,448,045	$276,507	$40,058	$106,243
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,667,871	$511,852	$1,158,167	$1,448,045	$276,507	$40,058	$106,243

Fair value per share (NAV)	$22.41	$14.49	$20.34	$8.02	$15.39	$19.22	$12.04
Shares outstanding in the Separate Account	74,425	35,324	56,940	180,554	17,967	2,084	8,824

(1) Investments in mutual fund shares, at cost	$1,477,450	$502,224	$1,028,493	$1,670,443	$268,528	$38,449	$91,826

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Large Cap Growth Fund, Class IB	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Research Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II
ASSETS:
Investments at fair value (1)	$8,827,055	$928,410	$108,838	$554,625	$289,663	$566,301	$31,019,114
Receivable from the fund manager	176	26	1	13	8	11	636
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	833
Total assets	8,827,231	928,436	108,839	554,638	289,671	566,312	31,020,583

LIABILITIES:
Payable to the Contracts	176	26	1	13	8	11	636
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	176	26	1	13	8	11	636

NET ASSETS	$8,827,055	$928,410	$108,838	$554,625	$289,663	$566,301	$31,019,947

ANALYSIS OF NET ASSETS
Accumulation period	$8,827,055	$928,410	$108,838	$554,625	$289,663	$566,301	$30,990,634
Annuity period	-	-	-	-	-	-	29,313
Total net assets	$8,827,055	$928,410	$108,838	$554,625	$289,663	$566,301	$31,019,947

Fair value per share (NAV)	$17.20	$32.42	$6.20	$43.36	$21.46	$11.47	$56.35
Shares outstanding in the Separate Account	513,201	28,637	17,555	12,791	13,498	49,372	550,472

(1) Investments in mutual fund shares, at cost	$6,418,417	$708,288	$136,861	$371,858	$228,125	$527,845	$23,159,644

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund	VanEck VIP Global Resources Fund, Class I
ASSETS:
Investments at fair value (1)	$5,940,453	$44,252	$386,890	$59,548
Receivable from the fund manager	134	2	7	2
Receivable from dividends	-	-	-	-
Receivable from the Company	-	-	-	-
Total assets	5,940,587	44,254	386,897	59,550

LIABILITIES:
Payable to the Contracts	134	2	7	2
Payable to the Company	-	-	-	-
Total liabilities	134	2	7	2

NET ASSETS	$5,940,453	$44,252	$386,890	$59,548

ANALYSIS OF NET ASSETS
Accumulation period	$5,940,453	$44,252	$386,890	$59,548
Annuity period	-	-	-	-
Total net assets	$5,940,453	$44,252	$386,890	$59,548

Fair value per share (NAV)	$47.62	$9.17	$24.05	$25.18
Shares outstanding in the Separate Account	124,747	4,826	16,087	2,365

(1) Investments in mutual fund shares, at cost	$6,735,433	$46,124	$439,983	$66,510

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Funds IS Capital World Growth and Income Fund, Class 4
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$1,126	$36,084	$68,354	$61,403

EXPENSES:
Mortality and expense risk	25,087	18,607	21,326	3,052	9,731	7,965	43,808
Investment advisory expenses	-	-	-	-	643	1,094	4,962
Total expenses	25,087	18,607	21,326	3,052	10,374	9,059	48,770

NET INVESTMENT INCOME (LOSS)	(25,087)	(18,607)	(21,326)	(1,926)	25,710	59,295	12,633

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	80,514	70,869	6,079	(60,390)	117,757	29,111	90,742
Capital gain distributions	-	-	-	-	29,013	-	-

Net realized gain (loss) on investments	80,514	70,869	6,079	(60,390)	146,770	29,111	90,742

Change in net unrealized appreciation (depreciation) on investments	616,779	405,017	285,109	76,195	149,104	56,791	541,477

Net realized and unrealized gain (loss) on investments	697,293	475,886	291,188	15,805	295,874	85,902	632,219

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$672,206	$457,279	$269,862	$13,879	$321,584	$145,197	$644,852

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III
INVESTMENT INCOME:
Dividend income	$18,958	$37,484	$29,868	$34,592	$56,099	$130	$50,502

EXPENSES:
Mortality and expense risk	81,488	39,100	26,208	20,968	35,693	13	40,433
Investment advisory expenses	11,259	5,927	1,938	1,897	3,608	-	-
Total expenses	92,747	45,027	28,146	22,865	39,301	13	40,433

NET INVESTMENT INCOME (LOSS)	(73,789)	(7,543)	1,722	11,727	16,798	117	10,069

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	682,393	952,157	(99,002)	54,035	252,701	1,479	(103,823)
Capital gain distributions	265,472	219,603	-	14,015	34,826	349	275,110

Net realized gain (loss) on investments	947,865	1,171,760	(99,002)	68,050	287,527	1,828	171,287

Change in net unrealized appreciation (depreciation) on investments	1,882,947	(135,412)	179,875	88,994	441,028	(332)	139,501

Net realized and unrealized gain (loss) on investments	2,830,812	1,036,348	80,873	157,044	728,555	1,496	310,788

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,757,023	$1,028,805	$82,595	$168,771	$745,353	$1,613	$320,857

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock High Yield V.I., Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Service Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$395,239	$-	$2,684	$796	$1,384	$2,199	$-

EXPENSES:
Mortality and expense risk	38,695	1,165	7,064	2,796	5,643	5,774	46,602
Investment advisory expenses	1,942	-	-	-	971	-	2,962
Total expenses	40,637	1,165	7,064	2,796	6,614	5,774	49,564

NET INVESTMENT INCOME (LOSS)	354,602	(1,165)	(4,380)	(2,000)	(5,230)	(3,575)	(49,564)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(142,485)	80,727	11,720	(7,604)	(7,118)	15,775	1,170,793
Capital gain distributions	-	-	3,195	13,473	56,067	20,877	184,973

Net realized gain (loss) on investments	(142,485)	80,727	14,915	5,869	48,949	36,652	1,355,766

Change in net unrealized appreciation (depreciation) on investments	189,020	24,588	90,531	19,594	38,128	43,809	(23,211)

Net realized and unrealized gain (loss) on investments	46,535	105,315	105,446	25,463	87,077	80,461	1,332,555

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$401,137	$104,150	$101,066	$23,463	$81,847	$76,886	$1,282,991

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2
INVESTMENT INCOME:
Dividend income	$2,577	$-	$-	$-	$-	$149	$93,224

EXPENSES:
Mortality and expense risk	5,393	27,649	4,358	113,584	4,520	76	12,490
Investment advisory expenses	1,755	4,471	-	-	-	-	5,326
Total expenses	7,148	32,120	4,358	113,584	4,520	76	17,816

NET INVESTMENT INCOME (LOSS)	(4,571)	(32,120)	(4,358)	(113,584)	(4,520)	73	75,408

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	37,496	(208,586)	106,937	239,444	8,035	(30)	(87,745)
Capital gain distributions	15,792	93,472	-	526,340	25,338	1,223	-

Net realized gain (loss) on investments	53,288	(115,114)	106,937	765,784	33,373	1,193	(87,745)

Change in net unrealized appreciation (depreciation) on investments	10,920	212,935	(67,177)	1,165,690	44,032	947	92,909

Net realized and unrealized gain (loss) on investments	64,208	97,821	39,760	1,931,474	77,405	2,140	5,164

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,637	$65,701	$35,402	$1,817,890	$72,885	$2,213	$80,572

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Delaware VIP International Series, Service Class	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
INVESTMENT INCOME:
Dividend income	$3,731	$16,389	$1,428	$52,897	$17,279	$39,813	$25,332

EXPENSES:
Mortality and expense risk	772	4,727	306	8,483	5,744	10,291	2,050
Investment advisory expenses	-	-	-	7,643	-	205	95
Total expenses	772	4,727	306	16,126	5,744	10,496	2,145

NET INVESTMENT INCOME (LOSS)	2,959	11,662	1,122	36,771	11,535	29,317	23,187

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(21,200)	1,652	(2,622)	3,929	(7,323)	50,860	476
Capital gain distributions	-	10,360	-	11,296	13,513	20,548	-

Net realized gain (loss) on investments	(21,200)	12,012	(2,622)	15,225	6,190	71,408	476

Change in net unrealized appreciation (depreciation) on investments	20,807	89,381	4,138	47,518	5,013	(30,379)	(6,571)

Net realized and unrealized gain (loss) on investments	(393)	101,393	1,516	62,743	11,203	41,029	(6,095)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,566	$113,055	$2,638	$99,514	$22,738	$70,346	$17,092

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class B	DWS CROCI U.S. VIP, Class B	DWS Global Small Cap VIP, Class B	DWS Small Mid Cap Value VIP, Class B	Eaton Vance VT Floating-Rate Income, Initial Class
INVESTMENT INCOME:
Dividend income	$60,501	$15,241	$-	$608	$332	$2,410	$362,774

EXPENSES:
Mortality and expense risk	30,273	18,106	2,974	127	51	755	30,999
Investment advisory expenses	3,424	278	163	-	-	-	2,062
Total expenses	33,697	18,384	3,137	127	51	755	33,061

NET INVESTMENT INCOME (LOSS)	26,804	(3,143)	(3,137)	481	281	1,655	329,713

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	231,859	306,236	361,458	4,501	(9,890)	(178)	(59,997)
Capital gain distributions	304,826	74,246	104,521	-	1,319	14,376	-

Net realized gain (loss) on investments	536,685	380,482	465,979	4,501	(8,571)	14,198	(59,997)

Change in net unrealized appreciation (depreciation) on investments	(183,468)	(318,220)	(261,898)	(668)	8,081	(56)	37,748

Net realized and unrealized gain (loss) on investments	353,217	62,262	204,081	3,833	(490)	14,142	(22,249)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$380,021	$59,119	$200,944	$4,314	$(209)	$15,797	$307,464

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$142,544	$9,162	$338,130	$76,418	$255,212	$195,943	$6,879

EXPENSES:
Mortality and expense risk	37,572	4,780	65,341	46,937	62,372	27,934	2,206
Investment advisory expenses	649	1,157	12,833	2,966	13,844	14,749	674
Total expenses	38,221	5,937	78,174	49,903	76,216	42,683	2,880

NET INVESTMENT INCOME (LOSS)	104,323	3,225	259,956	26,515	178,996	153,260	3,999

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(203,910)	(288,155)	(276,643)	(32,825)	(157,909)	(211,526)	(45,230)
Capital gain distributions	221,625	17,078	-	45,852	111,609	-	-

Net realized gain (loss) on investments	17,715	(271,077)	(276,643)	13,027	(46,300)	(211,526)	(45,230)

Change in net unrealized appreciation (depreciation) on investments	413,959	308,824	67,519	150,182	218,945	144,006	97,443

Net realized and unrealized gain (loss) on investments	431,674	37,747	(209,124)	163,209	172,645	(67,520)	52,213

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$535,997	$40,972	$50,832	$189,724	$351,641	$85,740	$56,212

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower High Yield Bond Fund, Class I	Empower Inflation- Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$45,918	$930,137	$35,080	$11,678	$9,521	$215,573	$53,977

EXPENSES:
Mortality and expense risk	16,483	126,952	8,906	2,789	10,360	54,754	19,952
Investment advisory expenses	633	6,504	-	738	-	12,668	2,093
Total expenses	17,116	133,456	8,906	3,527	10,360	67,422	22,045

NET INVESTMENT INCOME (LOSS)	28,802	796,681	26,174	8,151	(839)	148,151	31,932

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(234,737)	-	(11,473)	(23,760)	43,519	281,386	43,950
Capital gain distributions	-	-	-	-	12,169	11,060	103,124

Net realized gain (loss) on investments	(234,737)	-	(11,473)	(23,760)	55,688	292,446	147,074

Change in net unrealized appreciation (depreciation) on investments	168,100	-	43,202	20,352	(13,513)	(175,985)	(18,227)

Net realized and unrealized gain (loss) on investments	(66,637)	-	31,729	(3,408)	42,175	116,461	128,847

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(37,835)	$796,681	$57,903	$4,743	$41,336	$264,612	$160,779

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$-	$2,629	$22,821	$10,748	$29,790	$51,575	$10,750

EXPENSES:
Mortality and expense risk	40,463	29,358	3,184	3,362	15,755	17,709	5,285
Investment advisory expenses	14,098	2,297	5,709	5,501	617	-	-
Total expenses	54,561	31,655	8,893	8,863	16,372	17,709	5,285

NET INVESTMENT INCOME (LOSS)	(54,561)	(29,026)	13,928	1,885	13,418	33,866	5,465

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	24,747	465,876	(4,588)	(54,980)	(61,489)	(15,154)	(18,491)
Capital gain distributions	619,202	133,405	17,988	4,249	37,161	48,931	19,461

Net realized gain (loss) on investments	643,949	599,281	13,400	(50,731)	(24,328)	33,777	970

Change in net unrealized appreciation (depreciation) on investments	864,934	(85,731)	23,063	93,921	177,198	63,381	93,015

Net realized and unrealized gain (loss) on investments	1,508,883	513,550	36,463	43,190	152,870	97,158	93,985

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,454,322	$484,524	$50,391	$45,075	$166,288	$131,024	$99,450

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L	Empower Moderate Profile Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$10,026	$2,450	$14,289	$2,614	$158,957	$1,039,843	$1,359,497

EXPENSES:
Mortality and expense risk	4,066	1,699	3,917	3,449	16,044	1,153,638	517,694
Investment advisory expenses	-	-	-	1,022	555	37,972	22,704
Total expenses	4,066	1,699	3,917	4,471	16,599	1,191,610	540,398

NET INVESTMENT INCOME (LOSS)	5,960	751	10,372	(1,857)	142,358	(151,767)	819,099

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(7,863)	126	1,563	15,413	37,647	2,921,687	(1,195,749)
Capital gain distributions	15,292	7,485	27,528	7,590	22,977	2,177,433	1,858,065

Net realized gain (loss) on investments	7,429	7,611	29,091	23,003	60,624	5,099,120	662,316

Change in net unrealized appreciation (depreciation) on investments	23,891	17,086	19,871	14,607	(15,643)	1,832,480	1,913,122

Net realized and unrealized gain (loss) on investments	31,320	24,697	48,962	37,610	44,981	6,931,600	2,575,438

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,280	$25,448	$59,334	$35,753	$187,339	$6,779,833	$3,394,537

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$324,251	$252,605	$467,211	$138,961	$69,023	$450,569	$136,475

EXPENSES:
Mortality and expense risk	78,892	156,003	155,267	31,930	14,452	460,396	93,585
Investment advisory expenses	474	7,378	9,574	2,532	4,448	50,243	6,371
Total expenses	79,366	163,381	164,841	34,462	18,900	510,639	99,956

NET INVESTMENT INCOME (LOSS)	244,885	89,224	302,370	104,499	50,123	(60,070)	36,519

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(470,108)	(24,859)	(218,847)	(38,224)	(85,691)	8,419,899	1,242,006
Capital gain distributions	327,194	202,141	312,369	-	102,109	373,301	248,530

Net realized gain (loss) on investments	(142,914)	177,282	93,522	(38,224)	16,418	8,793,200	1,490,536

Change in net unrealized appreciation (depreciation) on investments	837,860	531,200	572,156	110,042	105,948	9,235,612	147,920

Net realized and unrealized gain (loss) on investments	694,946	708,482	665,678	71,818	122,366	18,028,812	1,638,456

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$939,831	$797,706	$968,048	$176,317	$172,489	$17,968,742	$1,674,975

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$101,548	$4,455,199	$259,047	$3,161	$-	$-	$32,786

EXPENSES:
Mortality and expense risk	93,417	2,283,987	30,240	10,147	21,722	81,886	8,809
Investment advisory expenses	9,637	39,176	4,505	41	2,490	7,675	106
Total expenses	103,054	2,323,163	34,745	10,188	24,212	89,561	8,915

NET INVESTMENT INCOME (LOSS)	(1,506)	2,132,036	224,302	(7,027)	(24,212)	(89,561)	23,871

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(25,501)	(3,998,362)	(25,072)	7,188	189,169	942,234	(100,396)
Capital gain distributions	489,412	12,029,657	-	47,516	31,463	299,828	-

Net realized gain (loss) on investments	463,911	8,031,295	(25,072)	54,704	220,632	1,242,062	(100,396)

Change in net unrealized appreciation (depreciation) on investments	394,267	3,390,604	34,249	38,818	369	(366,895)	75,930

Net realized and unrealized gain (loss) on investments	858,178	11,421,899	9,177	93,522	221,001	875,167	(24,466)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$856,672	$13,553,935	$233,479	$86,495	$196,789	$785,606	$(595)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Initial Class
INVESTMENT INCOME:
Dividend income	$31,973	$28,901	$556,877	$2,729	$856,004	$-	$37

EXPENSES:
Mortality and expense risk	3,730	16,626	212,404	19,616	99,328	4,084	57,638
Investment advisory expenses	-	-	639	-	5,624	-	-
Total expenses	3,730	16,626	213,043	19,616	104,952	4,084	57,638

NET INVESTMENT INCOME (LOSS)	28,243	12,275	343,834	(16,887)	751,052	(4,084)	(57,601)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(49,046)	14,534	2,861,861	218,707	14	(3,416)	236,074
Capital gain distributions	-	7,644	1,172,619	168,843	-	-	922,378

Net realized gain (loss) on investments	(49,046)	22,178	4,034,480	387,550	14	(3,416)	1,158,452

Change in net unrealized appreciation (depreciation) on investments	45,273	48,681	533,357	43,145	(14)	104,632	(95,618)

Net realized and unrealized gain (loss) on investments	(3,773)	70,859	4,567,837	430,695	-	101,216	1,062,834

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,470	$83,134	$4,911,671	$413,808	$751,052	$97,132	$1,005,233

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund, Class 4
INVESTMENT INCOME:
Dividend income	$6,950	$17,860	$14,322	$4,612	$1,362	$15,418	$238,925

EXPENSES:
Mortality and expense risk	1,648	19,721	17,718	1,845	1,142	8,000	51,171
Investment advisory expenses	-	-	3,211	-	-	-	1,511
Total expenses	1,648	19,721	20,929	1,845	1,142	8,000	52,682

NET INVESTMENT INCOME (LOSS)	5,302	(1,861)	(6,607)	2,767	220	7,418	186,243

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,408)	278,980	24,703	(3,860)	1,113	(16,104)	(216,281)
Capital gain distributions	-	825	-	-	3,768	5,862	19,913

Net realized gain (loss) on investments	(1,408)	279,805	24,703	(3,860)	4,881	(10,242)	(196,368)

Change in net unrealized appreciation (depreciation) on investments	4,481	22,668	157,713	1,664	(2,199)	37,092	294,969

Net realized and unrealized gain (loss) on investments	3,073	302,473	182,416	(2,196)	2,682	26,850	98,601

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,375	$300,612	$175,809	$571	$2,902	$34,268	$284,844

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series II	Invesco V.I. Core Equity Fund, Series II
INVESTMENT INCOME:
Dividend income	$4,420	$8,427	$-	$406	$9,593	$1,644	$1,172

EXPENSES:
Mortality and expense risk	3,998	5,219	17	796	19,731	7,098	2,177
Investment advisory expenses	-	-	-	-	74	-	-
Total expenses	3,998	5,219	17	796	19,805	7,098	2,177

NET INVESTMENT INCOME (LOSS)	422	3,208	(17)	(390)	(10,212)	(5,454)	(1,005)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(6,093)	910	-	365	174,309	(98,522)	(480)
Capital gain distributions	38,160	-	-	8,763	313,940	29,242	20,287

Net realized gain (loss) on investments	32,067	910	-	9,128	488,249	(69,280)	19,807

Change in net unrealized appreciation (depreciation) on investments	7,594	10,074	(1,251)	5,289	75,277	74,360	30,946

Net realized and unrealized gain (loss) on investments	39,661	10,984	(1,251)	14,417	563,526	5,080	50,753

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,083	$14,192	$(1,268)	$14,027	$553,314	$(374)	$49,748

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Core Plus Bond Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Janus Henderson Flexible Bond Portfolio, Service Shares
INVESTMENT INCOME:
Dividend income	$14,108	$10,401	$12,781	$44,877	$-	$-	$60,622

EXPENSES:
Mortality and expense risk	5,662	5,681	4,710	35,239	19,340	621	11,336
Investment advisory expenses	108	471	724	1,729	1,626	-	2,388
Total expenses	5,770	6,152	5,434	36,968	20,966	621	13,724

NET INVESTMENT INCOME (LOSS)	8,338	4,249	7,347	7,909	(20,966)	(621)	46,898

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(10,409)	(41,593)	(69,136)	22,005	96,333	(3,068)	(111,958)
Capital gain distributions	-	3,602	-	230,756	69,008	5,008	-

Net realized gain (loss) on investments	(10,409)	(37,991)	(69,136)	252,761	165,341	1,940	(111,958)

Change in net unrealized appreciation (depreciation) on investments	11,684	29,350	42,684	337,696	77,081	16,224	62,799

Net realized and unrealized gain (loss) on investments	1,275	(8,641)	(26,452)	590,457	242,422	18,164	(49,159)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,613	$(4,392)	$(19,105)	$598,366	$221,456	$17,543	$(2,261)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Overseas Fund, Class S	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	Lord Abbett Series Fund Developing Growth Portfolio	LVIP American Century Inflation Protection Fund, Service Class
INVESTMENT INCOME:
Dividend income	$441	$1,089	$274,227	$36,789	$1,292	$365	$22,450

EXPENSES:
Mortality and expense risk	126	1,120	115,922	37,447	496	2,426	2,942
Investment advisory expenses	-	-	8,943	4,176	52	-	342
Total expenses	126	1,120	124,865	41,623	548	2,426	3,284

NET INVESTMENT INCOME (LOSS)	315	(31)	149,362	(4,834)	744	(2,061)	19,166

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	366	6,948	1,703,679	(55,256)	921	(2,707)	(78,921)
Capital gain distributions	-	-	-	259,287	8,389	-	-

Net realized gain (loss) on investments	366	6,948	1,703,679	204,031	9,310	(2,707)	(78,921)

Change in net unrealized appreciation (depreciation) on investments	1,059	(3,165)	417,631	663,468	8,260	47,989	63,055

Net realized and unrealized gain (loss) on investments	1,425	3,783	2,121,310	867,499	17,570	45,282	(15,866)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,740	$3,752	$2,270,672	$862,665	$18,314	$43,221	$3,300

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	LVIP Macquarie US REIT Fund, Service Class	Macquarie VIP Emerging Markets Series, Service Class	Macquarie VIP Energy Series, Service Class	Macquarie VIP International Core Equity Series, Service Class
INVESTMENT INCOME:
Dividend income	$90,275	$170,986	$990	$9,515	$33,385	$44,893	$2,377

EXPENSES:
Mortality and expense risk	33,136	64,829	2,421	6,216	12,841	8,734	1,405
Investment advisory expenses	3,217	1,018	-	230	1,122	5,669	-
Total expenses	36,353	65,847	2,421	6,446	13,963	14,403	1,405

NET INVESTMENT INCOME (LOSS)	53,922	105,139	(1,431)	3,069	19,422	30,490	972

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(189,434)	385,284	(8,955)	36,071	23,051	(29,274)	473
Capital gain distributions	191,613	498,357	2,175	-	-	-	430

Net realized gain (loss) on investments	2,179	883,641	(6,780)	36,071	23,051	(29,274)	903

Change in net unrealized appreciation (depreciation) on investments	255,525	(344,673)	41,436	(3,017)	41,796	(86,838)	(1,219)

Net realized and unrealized gain (loss) on investments	257,704	538,968	34,656	33,054	64,847	(116,112)	(316)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$311,626	$644,107	$33,225	$36,123	$84,269	$(85,622)	$656

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Macquarie VIP Small Cap Value Series, Service Class	MFS Blended Research Core Equity Portfolio, Service Class	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS Technology Portfolio, Service Class	Neuberger Berman AMT Sustainable Equity Portfolio, Class S	NVIT Emerging Markets Fund, Class D
INVESTMENT INCOME:
Dividend income	$17,169	$30,076	$15,663	$2,060	$-	$-	$624

EXPENSES:
Mortality and expense risk	13,690	18,307	8,761	1,212	93,874	10,892	649
Investment advisory expenses	1,382	4,511	1,946	1,651	10,411	1,066	-
Total expenses	15,072	22,818	10,707	2,863	104,285	11,958	649

NET INVESTMENT INCOME (LOSS)	2,097	7,258	4,956	(803)	(104,285)	(11,958)	(25)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	43,733	252,638	(64,591)	(4,585)	760,706	103,894	138
Capital gain distributions	64,492	268,419	17,093	809	136,112	52,429	-

Net realized gain (loss) on investments	108,225	521,057	(47,498)	(3,776)	896,818	156,323	138

Change in net unrealized appreciation (depreciation) on investments	52,703	170,077	125,642	25,831	3,019,449	130,159	1,957

Net realized and unrealized gain (loss) on investments	160,928	691,134	78,144	22,055	3,916,267	286,482	2,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$163,025	$698,392	$83,100	$21,252	$3,811,982	$274,524	$2,070

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Putnam VT Core Equity Fund, Class IB
INVESTMENT INCOME:
Dividend income	$27,597	$18,509	$138,656	$37,824	$174,609	$438,247	$10,005

EXPENSES:
Mortality and expense risk	7,206	5,549	27,213	7,910	18,677	45,209	8,946
Investment advisory expenses	1,876	149	2,701	237	899	13,189	4,258
Total expenses	9,082	5,698	29,914	8,147	19,576	58,398	13,204

NET INVESTMENT INCOME (LOSS)	18,515	12,811	108,742	29,677	155,033	379,849	(3,199)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(610,901)	(42,997)	(86,528)	(79,450)	6,735	(459,245)	50,836
Capital gain distributions	-	-	-	-	-	-	91,274

Net realized gain (loss) on investments	(610,901)	(42,997)	(86,528)	(79,450)	6,735	(459,245)	142,110

Change in net unrealized appreciation (depreciation) on investments	655,660	(29,327)	97,142	77,809	27,779	308,001	230,470

Net realized and unrealized gain (loss) on investments	44,759	(72,324)	10,614	(1,641)	34,514	(151,244)	372,580

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,274	$(59,513)	$119,356	$28,036	$189,547	$228,605	$369,381

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Global Asset Allocation Fund, Class IB	Putnam VT Income Fund, Class IB	Putnam VT International Equity Fund, Class IB	Putnam VT International Growth, Class IB	Putnam VT International Value Fund, Class IB	Putnam VT Large Cap Growth Fund, Class IB
INVESTMENT INCOME:
Dividend income	$9,833	$25,283	$120,093	$6,723	$531	$4,785	$-

EXPENSES:
Mortality and expense risk	7,138	13,868	10,811	2,877	468	1,769	62,379
Investment advisory expenses	-	-	2,792	126	-	-	12,081
Total expenses	7,138	13,868	13,603	3,003	468	1,769	74,460

NET INVESTMENT INCOME (LOSS)	2,695	11,415	106,490	3,720	63	3,016	(74,460)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(76,733)	39,015	(417,675)	(2,943)	8	13,922	417,532
Capital gain distributions	-	-	-	-	-	564	361,213

Net realized gain (loss) on investments	(76,733)	39,015	(417,675)	(2,943)	8	14,486	778,745

Change in net unrealized appreciation (depreciation) on investments	88,058	121,609	349,705	5,823	4,905	(9,759)	1,609,905

Net realized and unrealized gain (loss) on investments	11,325	160,624	(67,970)	2,880	4,913	4,727	2,388,650

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,020	$172,039	$38,520	$6,600	$4,976	$7,743	$2,314,190

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Research Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$10,971	$7,082	$2,096	$-	$5,734	$-	$-

EXPENSES:
Mortality and expense risk	9,848	322	4,806	3,707	4,775	250,810	66,302
Investment advisory expenses	-	365	-	-	382	12,771	3,834
Total expenses	9,848	687	4,806	3,707	5,157	263,581	70,136

NET INVESTMENT INCOME (LOSS)	1,123	6,395	(2,710)	(3,707)	577	(263,581)	(70,136)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	35,278	(1,639)	43,453	25,205	(28,053)	4,226,285	708,937
Capital gain distributions	44,656	-	3,329	-	27,826	1,401,352	561,615

Net realized gain (loss) on investments	79,934	(1,639)	46,782	25,205	(227)	5,627,637	1,270,552

Change in net unrealized appreciation (depreciation) on investments	77,524	(431)	74,577	49,546	26,822	4,033,281	(983,780)

Net realized and unrealized gain (loss) on investments	157,458	(2,070)	121,359	74,751	26,595	9,660,918	286,772

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$158,581	$4,325	$118,649	$71,044	$27,172	$9,397,337	$216,636

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund	VanEck VIP Global Resources Fund, Class I
INVESTMENT INCOME:
Dividend income	$1,567	$11,974	$4,272

EXPENSES:
Mortality and expense risk	1,155	4,376	2,151
Investment advisory expenses	-	708	-
Total expenses	1,155	5,084	2,151

NET INVESTMENT INCOME (LOSS)	412	6,890	2,121

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(10,225)	4,271	27,963
Capital gain distributions	-	-	-

Net realized gain (loss) on investments	(10,225)	4,271	27,963

Change in net unrealized appreciation (depreciation) on investments	11,375	(39,118)	(29,720)

Net realized and unrealized gain (loss) on investments	1,150	(34,847)	(1,757)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,562	$(27,957)	$364

Note: Totals may not appear to foot/crossfoot due to rounding.	(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Funds IS Capital World Growth and Income Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(25,087)	$(18,607)	$(21,326)	$(1,926)	$25,710	$59,295	$12,633
Net realized gain (loss) on investments	80,514	70,869	6,079	(60,390)	146,770	29,111	90,742
Change in net unrealized appreciation (depreciation) on investments	616,779	405,017	285,109	76,195	149,104	56,791	541,477

Net increase (decrease) in net assets resulting from operations	672,206	457,279	269,862	13,879	321,584	145,197	644,852

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,338	6,400	-	938	-	1,100	1,140
Contract maintenance charges	(285)	(289)	(164)	(64)	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(153,548)	(270,689)	(70,641)	(33,080)	(372,912)	(263,719)	(2,910,408)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	3,739

Increase (decrease) in net assets resulting from Contract transactions	(150,495)	(264,578)	(70,805)	(32,206)	(372,912)	(262,619)	(2,905,529)

Total increase (decrease) in net assets	521,711	192,701	199,057	(18,327)	(51,328)	(117,422)	(2,260,677)

NET ASSETS:
Beginning of period	1,520,489	1,237,105	1,467,062	312,796	1,012,467	891,128	6,100,313

End of period	$2,042,200	$1,429,806	$1,666,119	$294,469	$961,139	$773,706	$3,839,636

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(73,789)	$(7,543)	$1,722	$11,727	$16,798	$117	$10,069
Net realized gain (loss) on investments	947,865	1,171,760	(99,002)	68,050	287,527	1,828	171,287
Change in net unrealized appreciation (depreciation) on investments	1,882,947	(135,412)	179,875	88,994	441,028	(332)	139,501

Net increase (decrease) in net assets resulting from operations	2,757,023	1,028,805	82,595	168,771	745,353	1,613	320,857

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	1,500	545	-	-	150
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(8,552)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,855,621)	(3,353,614)	(690,228)	(473,145)	(1,951,911)	(5,402)	(1,374,136)
Adjustments to net assets allocated to contracts in payout phase	-	-	3,688	3,603	-	-	1,066

Increase (decrease) in net assets resulting from Contract transactions	(1,864,173)	(3,353,614)	(685,040)	(468,997)	(1,951,911)	(5,402)	(1,372,920)

Total increase (decrease) in net assets	892,850	(2,324,809)	(602,445)	(300,226)	(1,206,558)	(3,789)	(1,052,063)

NET ASSETS:
Beginning of period	10,454,923	6,226,899	3,366,099	3,172,513	5,101,140	10,043	4,493,906

End of period	$11,347,773	$3,902,090	$2,763,654	$2,872,287	$3,894,582	$6,254	$3,441,843

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock High Yield V.I., Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Service Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$354,602	$(1,165)	$(4,380)	$(2,000)	$(5,230)	$(3,575)	$(49,564)
Net realized gain (loss) on investments	(142,485)	80,727	14,915	5,869	48,949	36,652	1,355,766
Change in net unrealized appreciation (depreciation) on investments	189,020	24,588	90,531	19,594	38,128	43,809	(23,211)

Net increase (decrease) in net assets resulting from operations	401,137	104,150	101,066	23,463	81,847	76,886	1,282,991

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	2,015
Contract maintenance charges	-	-	(30)	(57)	-	(114)	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(565,464)	(234,444)	(24,744)	(125,218)	(46,773)	(61,856)	(3,106,516)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(565,464)	(234,444)	(24,774)	(125,275)	(46,773)	(61,970)	(3,104,501)

Total increase (decrease) in net assets	(164,327)	(130,294)	76,292	(101,812)	35,074	14,916	(1,821,510)

NET ASSETS:
Beginning of period	5,808,744	519,233	444,196	290,474	718,478	406,126	6,075,777

End of period	$5,644,417	$388,939	$520,488	$188,662	$753,552	$421,042	$4,254,267

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,571)	$(32,120)	$(4,358)	$(113,584)	$(4,520)	$73	$75,408
Net realized gain (loss) on investments	53,288	(115,114)	106,937	765,784	33,373	1,193	(87,745)
Change in net unrealized appreciation (depreciation) on investments	10,920	212,935	(67,177)	1,165,690	44,032	947	92,909

Net increase (decrease) in net assets resulting from operations	59,637	65,701	35,402	1,817,890	72,885	2,213	80,572

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	5,098	305	938	-	-	-
Contract maintenance charges	-	-	(50)	(869)	-	-	-
Contract owners' benefits	-	(1,126)	-	(16,170)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(337,053)	(1,860,481)	(105,880)	(506,573)	10,102	-	(497,749)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(337,053)	(1,856,509)	(105,625)	(522,674)	10,102	-	(497,749)

Total increase (decrease) in net assets	(277,416)	(1,790,808)	(70,223)	1,295,216	82,987	2,213	(417,177)

NET ASSETS:
Beginning of period	968,761	4,301,708	347,949	7,501,638	283,426	26,440	2,413,934

End of period	$691,345	$2,510,900	$277,726	$8,796,854	$366,413	$28,653	$1,996,757

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Delaware VIP International Series, Service Class	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,959	$11,662	$1,122	$36,771	$11,535	$29,317	$23,187
Net realized gain (loss) on investments	(21,200)	12,012	(2,622)	15,225	6,190	71,408	476
Change in net unrealized appreciation (depreciation) on investments	20,807	89,381	4,138	47,518	5,013	(30,379)	(6,571)

Net increase (decrease) in net assets resulting from operations	2,566	113,055	2,638	99,514	22,738	70,346	17,092

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	120	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(209,033)	1,245	(42,886)	1,545,768	(281,718)	(307,554)	475,379
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	604	-

Increase (decrease) in net assets resulting from Contract transactions	(209,033)	1,245	(42,886)	1,545,768	(281,718)	(306,830)	475,379

Total increase (decrease) in net assets	(206,467)	114,300	(40,248)	1,645,282	(258,980)	(236,484)	492,471

NET ASSETS:
Beginning of period	206,467	781,132	69,976	326,689	754,059	1,225,934	34,295

End of period	$-	$895,432	$29,728	$1,971,971	$495,079	$989,450	$526,766

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class B	DWS CROCI U.S. VIP, Class B	DWS Global Small Cap VIP, Class B	DWS Small Mid Cap Value VIP, Class B	Eaton Vance VT Floating-Rate Income, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$26,804	$(3,143)	$(3,137)	$481	$281	$1,655	$329,713
Net realized gain (loss) on investments	536,685	380,482	465,979	4,501	(8,571)	14,198	(59,997)
Change in net unrealized appreciation (depreciation) on investments	(183,468)	(318,220)	(261,898)	(668)	8,081	(56)	37,748

Net increase (decrease) in net assets resulting from operations	380,021	59,119	200,944	4,314	(209)	15,797	307,464

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	60	-	-	-	-	200
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	(2,133)
Net transfers (to) from the Company and/or Subaccounts	(667,389)	(1,235,608)	(1,636,295)	(53,562)	(29,690)	(1,892)	(1,457,280)
Adjustments to net assets allocated to contracts in payout phase	710	-	-	-	-	-	6,861

Increase (decrease) in net assets resulting from Contract transactions	(666,679)	(1,235,548)	(1,636,295)	(53,562)	(29,690)	(1,892)	(1,452,352)

Total increase (decrease) in net assets	(286,658)	(1,176,429)	(1,435,351)	(49,248)	(29,899)	13,905	(1,144,888)

NET ASSETS:
Beginning of period	3,254,845	2,281,000	1,435,351	49,248	29,899	288,862	5,185,242

End of period	$2,968,187	$1,104,571	$-	$-	$-	$302,767	$4,040,354

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$104,323	$3,225	$259,956	$26,515	$178,996	$153,260	$3,999
Net realized gain (loss) on investments	17,715	(271,077)	(276,643)	13,027	(46,300)	(211,526)	(45,230)
Change in net unrealized appreciation (depreciation) on investments	413,959	308,824	67,519	150,182	218,945	144,006	97,443

Net increase (decrease) in net assets resulting from operations	535,997	40,972	50,832	189,724	351,641	85,740	56,212

CONTRACT TRANSACTIONS:
Contract owners' net payments	22,900	80	150	89,018	22,500	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	(145,375)	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,454,271)	(1,216,884)	(1,642,825)	(2,865,216)	(48,276)	(609,348)	(222,614)
Adjustments to net assets allocated to contracts in payout phase	-	-	11,694	-	-	26	-

Increase (decrease) in net assets resulting from Contract transactions	(1,431,371)	(1,216,804)	(1,630,981)	(2,776,198)	(171,151)	(609,322)	(222,614)

Total increase (decrease) in net assets	(895,374)	(1,175,832)	(1,580,149)	(2,586,474)	180,490	(523,582)	(166,402)

NET ASSETS:
Beginning of period	5,530,167	1,175,832	15,841,060	6,251,289	8,089,184	6,704,123	668,602

End of period	$4,634,793	$-	$14,260,911	$3,664,815	$8,269,674	$6,180,541	$502,200

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower High Yield Bond Fund, Class I	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28,802	$796,681	$26,174	$8,151	$(839)	$148,151	$31,932
Net realized gain (loss) on investments	(234,737)	-	(11,473)	(23,760)	55,688	292,446	147,074
Change in net unrealized appreciation (depreciation) on investments	168,100	-	43,202	20,352	(13,513)	(175,985)	(18,227)

Net increase (decrease) in net assets resulting from operations	(37,835)	796,681	57,903	4,743	41,336	264,612	160,779

CONTRACT TRANSACTIONS:
Contract owners' net payments	22,500	1,059,998	-	-	1,200	20,040	150
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	(3,883,680)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(892,637)	(43,696,448)	(190,231)	(153,392)	(504,872)	(1,149,722)	(669,007)
Adjustments to net assets allocated to contracts in payout phase	292	10,144	(389)	-	-	12,435	-

Increase (decrease) in net assets resulting from Contract transactions	(869,845)	(46,509,986)	(190,620)	(153,392)	(503,672)	(1,117,247)	(668,857)

Total increase (decrease) in net assets	(907,680)	(45,713,305)	(132,717)	(148,649)	(462,336)	(852,635)	(508,078)

NET ASSETS:
Beginning of period	2,631,414	45,713,305	1,004,479	484,805	1,230,030	11,317,115	3,808,496

End of period	$1,723,734	$-	$871,762	$336,156	$767,694	$10,464,480	$3,300,418

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(54,561)	$(29,026)	$13,928	$1,885	$13,418	$33,866	$5,465
Net realized gain (loss) on investments	643,949	599,281	13,400	(50,731)	(24,328)	33,777	970
Change in net unrealized appreciation (depreciation) on investments	864,934	(85,731)	23,063	93,921	177,198	63,381	93,015

Net increase (decrease) in net assets resulting from operations	1,454,322	484,524	50,391	45,075	166,288	131,024	99,450

CONTRACT TRANSACTIONS:
Contract owners' net payments	80	2,990	-	-	-	-	800
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(1,174)	-	(46,928)	-	(220,579)	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,070,405)	(531,773)	(78,095)	(878,277)	(1,713,158)	(202,462)	(1,538,475)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,071,499)	(528,783)	(125,023)	(878,277)	(1,933,737)	(202,462)	(1,537,675)

Total increase (decrease) in net assets	382,823	(44,259)	(74,632)	(833,202)	(1,767,449)	(71,438)	(1,438,225)

NET ASSETS:
Beginning of period	6,270,085	3,563,070	948,184	1,212,553	3,011,243	1,938,621	1,949,100

End of period	$6,652,908	$3,518,811	$873,552	$379,351	$1,243,794	$1,867,183	$510,875

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L	Empower Moderate Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,960	$751	$10,372	$(1,857)	$142,358	$(151,767)	$819,099
Net realized gain (loss) on investments	7,429	7,611	29,091	23,003	60,624	5,099,120	662,316
Change in net unrealized appreciation (depreciation) on investments	23,891	17,086	19,871	14,607	(15,643)	1,832,480	1,913,122

Net increase (decrease) in net assets resulting from operations	37,280	25,448	59,334	35,753	187,339	6,779,833	3,394,537

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	47,642	300,000
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	(95,292)	(457,878)
Net transfers (to) from the Company and/or Subaccounts	179,710	(239,890)	(15,131)	(258,236)	494,090	(36,635,546)	(12,778,881)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	5,305	(1,873)

Increase (decrease) in net assets resulting from Contract transactions	179,710	(239,890)	(15,131)	(258,236)	494,090	(36,677,891)	(12,938,632)

Total increase (decrease) in net assets	216,990	(214,442)	44,203	(222,483)	681,429	(29,898,058)	(9,544,095)

NET ASSETS:
Beginning of period	175,497	344,291	549,824	438,997	1,517,978	115,392,403	54,068,651

End of period	$392,487	$129,849	$594,027	$216,514	$2,199,407	$85,494,345	$44,524,556

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$244,885	$89,224	$302,370	$104,499	$50,123	$(60,070)	$36,519
Net realized gain (loss) on investments	(142,914)	177,282	93,522	(38,224)	16,418	8,793,200	1,490,536
Change in net unrealized appreciation (depreciation) on investments	837,860	531,200	572,156	110,042	105,948	9,235,612	147,920

Net increase (decrease) in net assets resulting from operations	939,831	797,706	968,048	176,317	172,489	17,968,742	1,674,975

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	984	-	278,580	17,855
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	(1,382)	-	-	(257,578)	-
Net transfers (to) from the Company and/or Subaccounts	(3,156,990)	(5,295,175)	(2,410,633)	(1,090,935)	(712,438)	(15,643,903)	(5,184,343)
Adjustments to net assets allocated to contracts in payout phase	18,615	(1,948)	-	-	-	93,712	14,683

Increase (decrease) in net assets resulting from Contract transactions	(3,138,375)	(5,297,123)	(2,412,015)	(1,089,951)	(712,438)	(15,529,189)	(5,151,805)

Total increase (decrease) in net assets	(2,198,544)	(4,499,417)	(1,443,967)	(913,634)	(539,949)	2,439,553	(3,476,830)

NET ASSETS:
Beginning of period	13,020,455	16,722,631	17,468,915	4,827,484	3,220,283	84,331,754	16,307,325

End of period	$10,821,911	$12,223,214	$16,024,948	$3,913,850	$2,680,334	$86,771,307	$12,830,495

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,506)	$2,132,036	$224,302	$(7,027)	$(24,212)	$(89,561)	$23,871
Net realized gain (loss) on investments	463,911	8,031,295	(25,072)	54,704	220,632	1,242,062	(100,396)
Change in net unrealized appreciation (depreciation) on investments	394,267	3,390,604	34,249	38,818	369	(366,895)	75,930

Net increase (decrease) in net assets resulting from operations	856,672	13,553,935	233,479	86,495	196,789	785,606	(595)

CONTRACT TRANSACTIONS:
Contract owners' net payments	67,875	10,000	-	-	1,200	48,385	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(1,395)	(402,490)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(4,412,402)	(55,284,446)	(2,560,687)	(2,406,550)	(220,032)	(3,116,974)	(590,122)
Adjustments to net assets allocated to contracts in payout phase	8,775	(6,781)	5,078	-	-	-	7,058

Increase (decrease) in net assets resulting from Contract transactions	(4,337,147)	(55,683,717)	(2,555,609)	(2,406,550)	(218,832)	(3,068,589)	(583,064)

Total increase (decrease) in net assets	(3,480,475)	(42,129,782)	(2,322,130)	(2,320,055)	(22,043)	(2,282,983)	(583,659)

NET ASSETS:
Beginning of period	16,979,476	223,428,662	8,379,779	3,054,400	2,973,824	10,677,833	1,795,686

End of period	$13,499,001	$181,298,880	$6,057,649	$734,345	$2,951,781	$8,394,850	$1,212,027

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28,243	$12,275	$343,834	$(16,887)	$751,052	$(4,084)	$(57,601)
Net realized gain (loss) on investments	(49,046)	22,178	4,034,480	387,550	14	(3,416)	1,158,452
Change in net unrealized appreciation (depreciation) on investments	45,273	48,681	533,357	43,145	(14)	104,632	(95,618)

Net increase (decrease) in net assets resulting from operations	24,470	83,134	4,911,671	413,808	751,052	97,132	1,005,233

CONTRACT TRANSACTIONS:
Contract owners' net payments	693	458	70,000	3,643	3,000	-	1,600
Contract maintenance charges	-	(242)	-	(304)	(308)	(56)	(463)
Contract owners' benefits	-	-	-	-	(9,084,395)	-	-
Net transfers (to) from the Company and/or Subaccounts	(412,508)	(94,037)	(14,108,626)	(354,492)	38,569,610	(17,018)	(246,085)
Adjustments to net assets allocated to contracts in payout phase	-	-	8,856	-	(52,924)	-	-

Increase (decrease) in net assets resulting from Contract transactions	(411,815)	(93,821)	(14,029,770)	(351,153)	29,434,983	(17,074)	(244,948)

Total increase (decrease) in net assets	(387,345)	(10,687)	(9,118,099)	62,655	30,186,035	80,058	760,285

NET ASSETS:
Beginning of period	671,127	1,198,294	35,435,284	1,434,842	665,747	269,183	3,627,177

End of period	$283,782	$1,187,607	$26,317,185	$1,497,497	$30,851,782	$349,241	$4,387,462

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,302	$(1,861)	$(6,607)	$2,767	$220	$7,418	$186,243
Net realized gain (loss) on investments	(1,408)	279,805	24,703	(3,860)	4,881	(10,242)	(196,368)
Change in net unrealized appreciation (depreciation) on investments	4,481	22,668	157,713	1,664	(2,199)	37,092	294,969

Net increase (decrease) in net assets resulting from operations	8,375	300,612	175,809	571	2,902	34,268	284,844

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	80	1,395	-	-	-
Contract maintenance charges	(16)	(122)	-	(64)	(20)	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(8,843)	(402,031)	(529,516)	(5,276)	(2,082)	(454,726)	(1,487,212)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(8,859)	(402,153)	(529,436)	(3,945)	(2,102)	(454,726)	(1,487,212)

Total increase (decrease) in net assets	(484)	(101,541)	(353,627)	(3,374)	800	(420,458)	(1,202,368)

NET ASSETS:
Beginning of period	118,361	1,532,942	2,712,392	133,795	79,124	1,017,272	5,650,965

End of period	$117,877	$1,431,401	$2,358,765	$130,421	$79,924	$596,814	$4,448,597

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series II	Invesco V.I. Core Equity Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$422	$3,208	$(17)	$(390)	$(10,212)	$(5,454)	$(1,005)
Net realized gain (loss) on investments	32,067	910	-	9,128	488,249	(69,280)	19,807
Change in net unrealized appreciation (depreciation) on investments	7,594	10,074	(1,251)	5,289	75,277	74,360	30,946

Net increase (decrease) in net assets resulting from operations	40,083	14,192	(1,268)	14,027	553,314	(374)	49,748

CONTRACT TRANSACTIONS:
Contract owners' net payments	938	-	-	938	-	-	-
Contract maintenance charges	(30)	-	-	(8)	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(4,591)	(330,100)	30,000	(834)	(732,221)	(478,439)	(1,003)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(3,683)	(330,100)	30,000	96	(732,221)	(478,439)	(1,003)

Total increase (decrease) in net assets	36,400	(315,908)	28,732	14,123	(178,907)	(478,813)	48,745

NET ASSETS:
Beginning of period	251,050	642,889	-	52,378	2,310,276	883,289	206,755

End of period	$287,450	$326,981	$28,732	$66,501	$2,131,369	$404,476	$255,500

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Core Plus Bond Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Janus Henderson Flexible Bond Portfolio, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,338	$4,249	$7,347	$7,909	$(20,966)	$(621)	$46,898
Net realized gain (loss) on investments	(10,409)	(37,991)	(69,136)	252,761	165,341	1,940	(111,958)
Change in net unrealized appreciation (depreciation) on investments	11,684	29,350	42,684	337,696	77,081	16,224	62,799

Net increase (decrease) in net assets resulting from operations	9,613	(4,392)	(19,105)	598,366	221,456	17,543	(2,261)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,200	-	11,250	35,000	1,525	-	-
Contract maintenance charges	-	-	-	-	-	-	(20)
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(645,276)	(324,078)	(313,270)	(1,605,653)	(649,293)	(41,207)	(583,183)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(644,076)	(324,078)	(302,020)	(1,570,653)	(647,768)	(41,207)	(583,203)

Total increase (decrease) in net assets	(634,463)	(328,470)	(321,125)	(972,287)	(426,312)	(23,664)	(585,464)

NET ASSETS:
Beginning of period	960,658	951,277	825,263	4,549,569	2,291,847	126,548	1,991,892

End of period	$326,195	$622,807	$504,138	$3,577,282	$1,865,535	$102,884	$1,406,428

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Overseas Fund, Class S	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	Lord Abbett Series Fund Developing Growth Portfolio	LVIP American Century Inflation Protection Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$315	$(31)	$149,362	$(4,834)	$744	$(2,061)	$19,166
Net realized gain (loss) on investments	366	6,948	1,703,679	204,031	9,310	(2,707)	(78,921)
Change in net unrealized appreciation (depreciation) on investments	1,059	(3,165)	417,631	663,468	8,260	47,989	63,055

Net increase (decrease) in net assets resulting from operations	1,740	3,752	2,270,672	862,665	18,314	43,221	3,300

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	938	132,490	1,320	-	-	-
Contract maintenance charges	-	(13)	-	-	-	-	-
Contract owners' benefits	-	-	(17,443)	(4,821)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,924)	(15,614)	(6,065,955)	(2,321,707)	(13,708)	(17,250)	(362,329)
Adjustments to net assets allocated to contracts in payout phase	1,793	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(131)	(14,689)	(5,950,908)	(2,325,208)	(13,708)	(17,250)	(362,329)

Total increase (decrease) in net assets	1,609	(10,937)	(3,680,236)	(1,462,543)	4,606	25,971	(359,029)

NET ASSETS:
Beginning of period	31,453	87,773	18,887,140	7,043,062	147,467	215,746	915,708

End of period	$33,062	$76,836	$15,206,904	$5,580,519	$152,073	$241,717	$556,679

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	LVIP Macquarie US REIT Fund, Service Class	Macquarie VIP Emerging Markets Series, Service Class	Macquarie VIP Energy Series, Service Class	Macquarie VIP International Core Equity Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$53,922	$105,139	$(1,431)	$3,069	$19,422	$30,490	$972
Net realized gain (loss) on investments	2,179	883,641	(6,780)	36,071	23,051	(29,274)	903
Change in net unrealized appreciation (depreciation) on investments	255,525	(344,673)	41,436	(3,017)	41,796	(86,838)	(1,219)

Net increase (decrease) in net assets resulting from operations	311,626	644,107	33,225	36,123	84,269	(85,622)	656

CONTRACT TRANSACTIONS:
Contract owners' net payments	396	5,000	-	-	22,700	20,000	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	(1,536)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,772,125)	(6,045,704)	(85,091)	(694,720)	(990,058)	(320,400)	125,085
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,771,729)	(6,042,240)	(85,091)	(694,720)	(967,358)	(300,400)	125,085

Total increase (decrease) in net assets	(1,460,103)	(5,398,133)	(51,866)	(658,597)	(883,089)	(386,022)	125,741

NET ASSETS:
Beginning of period	5,010,397	10,411,545	349,735	951,666	2,011,370	1,626,096	-

End of period	$3,550,294	$5,013,412	$297,869	$293,069	$1,128,281	$1,240,074	$125,741

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Macquarie VIP Small Cap Value Series, Service Class	MFS Blended Research Core Equity Portfolio, Service Class	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS Technology Portfolio, Service Class	Neuberger Berman AMT Sustainable Equity Portfolio, Class S	NVIT Emerging Markets Fund, Class D
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,097	$7,258	$4,956	$(803)	$(104,285)	$(11,958)	$(25)
Net realized gain (loss) on investments	108,225	521,057	(47,498)	(3,776)	896,818	156,323	138
Change in net unrealized appreciation (depreciation) on investments	52,703	170,077	125,642	25,831	3,019,449	130,159	1,957

Net increase (decrease) in net assets resulting from operations	163,025	698,392	83,100	21,252	3,811,982	274,524	2,070

CONTRACT TRANSACTIONS:
Contract owners' net payments	80	-	-	-	13,020	-	-
Contract maintenance charges	-	-	-	-	-	-	(12)
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(514,616)	(485,406)	(323,092)	(98,524)	(1,681,928)	(463,918)	(1,788)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(514,536)	(485,406)	(323,092)	(98,524)	(1,668,908)	(463,918)	(1,800)

Total increase (decrease) in net assets	(351,511)	212,986	(239,992)	(77,272)	2,143,074	(189,394)	270

NET ASSETS:
Beginning of period	1,807,223	2,746,422	2,222,257	337,288	10,949,831	1,336,471	44,730

End of period	$1,455,712	$2,959,408	$1,982,265	$260,016	$13,092,905	$1,147,077	$45,000

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Putnam VT Core Equity Fund, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$18,515	$12,811	$108,742	$29,677	$155,033	$379,849	$(3,199)
Net realized gain (loss) on investments	(610,901)	(42,997)	(86,528)	(79,450)	6,735	(459,245)	142,110
Change in net unrealized appreciation (depreciation) on investments	655,660	(29,327)	97,142	77,809	27,779	308,001	230,470

Net increase (decrease) in net assets resulting from operations	63,274	(59,513)	119,356	28,036	189,547	228,605	369,381

CONTRACT TRANSACTIONS:
Contract owners' net payments	13,750	-	-	-	-	495	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,976,921)	(393,095)	(1,148,354)	(131,731)	(976,994)	3,167,482	(81,951)
Adjustments to net assets allocated to contracts in payout phase	-	-	6,873	7,273	-	7,106	-

Increase (decrease) in net assets resulting from Contract transactions	(1,963,171)	(393,095)	(1,141,481)	(124,458)	(976,994)	3,175,083	(81,951)

Total increase (decrease) in net assets	(1,899,897)	(452,608)	(1,022,125)	(96,422)	(787,447)	3,403,688	287,430

NET ASSETS:
Beginning of period	3,130,615	1,056,845	4,172,752	1,425,227	4,403,883	8,204,159	1,380,441

End of period	$1,230,718	$604,237	$3,150,627	$1,328,805	$3,616,436	$11,607,847	$1,667,871

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Global Asset Allocation Fund, Class IB	Putnam VT Income Fund, Class IB	Putnam VT International Equity Fund, Class IB	Putnam VT International Growth, Class IB	Putnam VT International Value Fund, Class IB	Putnam VT Large Cap Growth Fund, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,695	$11,415	$106,490	$3,720	$63	$3,016	$(74,460)
Net realized gain (loss) on investments	(76,733)	39,015	(417,675)	(2,943)	8	14,486	778,745
Change in net unrealized appreciation (depreciation) on investments	88,058	121,609	349,705	5,823	4,905	(9,759)	1,609,905

Net increase (decrease) in net assets resulting from operations	14,020	172,039	38,520	6,600	4,976	7,743	2,314,190

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	594	-	-	-	26,025
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(257,073)	(221,404)	(849,684)	(45,104)	-	(96,354)	(1,035,330)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(257,073)	(221,404)	(849,090)	(45,104)	-	(96,354)	(1,009,305)

Total increase (decrease) in net assets	(243,053)	(49,365)	(810,570)	(38,504)	4,976	(88,611)	1,304,885

NET ASSETS:
Beginning of period	754,905	1,207,532	2,258,615	315,011	35,082	194,854	7,522,170

End of period	$511,852	$1,158,167	$1,448,045	$276,507	$40,058	$106,243	$8,827,055

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Research Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,123	$6,395	$(2,710)	$(3,707)	$577	$(263,581)	$(70,136)
Net realized gain (loss) on investments	79,934	(1,639)	46,782	25,205	(227)	5,627,637	1,270,552
Change in net unrealized appreciation (depreciation) on investments	77,524	(431)	74,577	49,546	26,822	4,033,281	(983,780)

Net increase (decrease) in net assets resulting from operations	158,581	4,325	118,649	71,044	27,172	9,397,337	216,636

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	15,080	6,005
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	(5,204)	(3,654)
Net transfers (to) from the Company and/or Subaccounts	(129,837)	(1,588)	(130,839)	(107,793)	(127,429)	(10,738,932)	(3,312,002)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	3,212	-

Increase (decrease) in net assets resulting from Contract transactions	(129,837)	(1,588)	(130,839)	(107,793)	(127,429)	(10,725,844)	(3,309,651)

Total increase (decrease) in net assets	28,744	2,737	(12,190)	(36,749)	(100,257)	(1,328,507)	(3,093,015)

NET ASSETS:
Beginning of period	899,666	106,101	566,815	326,412	666,558	32,348,454	9,033,468

End of period	$928,410	$108,838	$554,625	$289,663	$566,301	$31,019,947	$5,940,453

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund	VanEck VIP Global Resources Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$412	$6,890	$2,121
Net realized gain (loss) on investments	(10,225)	4,271	27,963
Change in net unrealized appreciation (depreciation) on investments	11,375	(39,118)	(29,720)

Net increase (decrease) in net assets resulting from operations	1,562	(27,957)	364

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	11,250	-
Contract maintenance charges	(6)	-	(4)
Contract owners' benefits	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(35,866)	(688,359)	(145,646)
Adjustments to net assets allocated to contracts in payout phase	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(35,872)	(677,109)	(145,650)

Total increase (decrease) in net assets	(34,310)	(705,066)	(145,286)

NET ASSETS:
Beginning of period	78,562	1,091,956	204,834

End of period	$44,252	$386,890	$59,548

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Alger Weatherbie Specialized Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(18,730)	$(17,407)	$(18,819)	$(2,767)	$(232)	$17,599	$(11,176)
Net realized gain (loss) on investments	6,154	(12,282)	(19,739)	(72,575)	(18,813)	79,909	(259,794)
Change in net unrealized appreciation (depreciation) on investments	468,452	356,848	305,003	118,420	18,824	35,163	524,219

Net increase (decrease) in net assets resulting from operations	455,876	327,159	266,445	43,078	(221)	132,671	253,249

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,275	6,000	-	875	-	-	3,840
Contract maintenance charges	(242)	(325)	(227)	(72)	-	-	-
Contract owners' benefits	-	(51,138)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(94,967)	(198,479)	(83,210)	(37,188)	(24,804)	(656,396)	(758,007)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(91,934)	(243,942)	(83,437)	(36,385)	(24,804)	(656,396)	(754,167)

Total increase (decrease) in net assets	363,942	83,217	183,008	6,693	(25,025)	(523,725)	(500,918)

NET ASSETS:
Beginning of period	1,156,547	1,153,888	1,284,054	306,103	25,025	1,536,192	1,392,046

End of period	$1,520,489	$1,237,105	$1,467,062	$312,796	$-	$1,012,467	$891,128

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$38,385	$(95,742)	$3,074	$2,139	$9,211	$32,254	$94
Net realized gain (loss) on investments	(323,633)	855,437	621,979	(329,175)	(28,917)	(53,735)	(53)
Change in net unrealized appreciation (depreciation) on investments	1,395,404	2,485,658	839,910	840,476	512,084	820,939	1,126

Net increase (decrease) in net assets resulting from operations	1,110,156	3,245,353	1,464,963	513,440	492,378	799,458	1,167

CONTRACT TRANSACTIONS:
Contract owners' net payments	660	29,509	-	33,929	300	29,509	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	(27,163)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,481,131)	(2,499,160)	(2,213,481)	(1,207,555)	(1,317,898)	(5,271,919)	(5,326)
Adjustments to net assets allocated to contracts in payout phase	(3,720)	-	-	(3,631)	(3,556)	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,484,191)	(2,496,814)	(2,213,481)	(1,177,257)	(1,321,154)	(5,242,410)	(5,326)

Total increase (decrease) in net assets	(374,035)	748,539	(748,518)	(663,817)	(828,776)	(4,442,952)	(4,159)

NET ASSETS:
Beginning of period	6,474,348	9,706,384	6,975,417	4,029,916	4,001,289	9,544,092	14,202

End of period	$6,100,313	$10,454,923	$6,226,899	$3,366,099	$3,172,513	$5,101,140	$10,043

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund, Class III	BlackRock High Yield V.I., Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Service Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$49,490	$363,911	$(1,274)	$(2,712)	$(1,834)	$(2,437)	$(2,509)
Net realized gain (loss) on investments	(546,628)	(534,958)	(3,260)	50,210	21,463	49,199	35,227
Change in net unrealized appreciation (depreciation) on investments	1,099,433	939,166	204,655	33,366	28,132	73,694	40,737

Net increase (decrease) in net assets resulting from operations	602,295	768,119	200,121	80,864	47,761	120,456	73,455

CONTRACT TRANSACTIONS:
Contract owners' net payments	180	9,731	-	-	-	-	-
Contract maintenance charges	-	-	-	(47)	(30)	-	(136)
Contract owners' benefits	-	(64,553)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(3,155,621)	(3,581,779)	(36,557)	(10,324)	(5,427)	(27,254)	44,290
Adjustments to net assets allocated to contracts in payout phase	(1,137)	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(3,156,578)	(3,636,601)	(36,557)	(10,371)	(5,457)	(27,254)	44,154

Total increase (decrease) in net assets	(2,554,283)	(2,868,482)	163,564	70,493	42,304	93,202	117,609

NET ASSETS:
Beginning of period	7,048,189	8,677,226	355,669	373,703	248,170	625,276	288,517

End of period	$4,493,906	$5,808,744	$519,233	$444,196	$290,474	$718,478	$406,126

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(54,783)	$(8,327)	$(47,252)	$(4,422)	$(92,463)	$(3,030)	$37
Net realized gain (loss) on investments	396,147	18,072	(154,992)	20,771	444,525	14,071	1,661
Change in net unrealized appreciation (depreciation) on investments	1,555,735	97,270	500,415	13,274	2,019,926	63,576	2,952

Net increase (decrease) in net assets resulting from operations	1,897,099	107,015	298,171	29,623	2,371,988	74,617	4,650

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,660	-	31,125	300	875	-	-
Contract maintenance charges	-	-	-	(68)	(935)	-	-
Contract owners' benefits	-	-	(50,383)	-	(141,973)	-	-
Net transfers (to) from the Company and/or Subaccounts	(525,222)	(162,297)	(851,062)	21,053	(441,069)	48,511	(1)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(523,562)	(162,297)	(870,320)	21,285	(583,102)	48,511	(1)

Total increase (decrease) in net assets	1,373,537	(55,282)	(572,149)	50,908	1,788,886	123,128	4,649

NET ASSETS:
Beginning of period	4,702,240	1,024,043	4,873,857	297,041	5,712,752	160,298	21,791

End of period	$6,075,777	$968,761	$4,301,708	$347,949	$7,501,638	$283,426	$26,440

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Strategic Income Fund, Class 2	Delaware VIP International Series, Service Class	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$63,188	$115	$11,860	$2,358	$6,619	$15,591	$44,948
Net realized gain (loss) on investments	(163,946)	(28,407)	16,522	(101)	3,539	(25,181)	36,016
Change in net unrealized appreciation (depreciation) on investments	301,510	66,477	99,046	756	30,204	104,220	113,471

Net increase (decrease) in net assets resulting from operations	200,752	38,185	127,428	3,013	40,362	94,630	194,435

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	120
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(632,307)	(179,366)	(345)	83	1	(212,012)	(203,699)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	(643)

Increase (decrease) in net assets resulting from Contract transactions	(632,307)	(179,366)	(345)	83	1	(212,012)	(204,222)

Total increase (decrease) in net assets	(431,555)	(141,181)	127,083	3,096	40,363	(117,382)	(9,787)

NET ASSETS:
Beginning of period	2,845,489	347,648	654,049	66,880	286,326	871,441	1,235,721

End of period	$2,413,934	$206,467	$781,132	$69,976	$326,689	$754,059	$1,225,934

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class B	DWS CROCI U.S. VIP, Class B	DWS Global Small Cap VIP, Class B	DWS Small Mid Cap Value VIP, Class B

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,054	$35,797	$3,474	$(8,321)	$391	$56	$1,445
Net realized gain (loss) on investments	(1)	193,416	277,858	267,388	(175)	113	9,620
Change in net unrealized appreciation (depreciation) on investments	339	75,753	84,881	336,061	8,135	5,563	25,368

Net increase (decrease) in net assets resulting from operations	1,392	304,966	366,213	595,128	8,351	5,732	36,433

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	60	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	(612,519)	(412,130)	(1,083,876)	(2,288)	1	(4,518)
Adjustments to net assets allocated to contracts in payout phase	-	(760)	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	(613,279)	(412,070)	(1,083,876)	(2,288)	1	(4,518)

Total increase (decrease) in net assets	1,392	(308,313)	(45,857)	(488,748)	6,063	5,733	31,915

NET ASSETS:
Beginning of period	32,903	3,563,158	2,326,857	1,924,099	43,185	24,166	256,947

End of period	$34,295	$3,254,845	$2,281,000	$1,435,351	$49,248	$29,899	$288,862

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$513,159	$119,520	$17,945	$229,389	$64,604	$183,846	$106,267
Net realized gain (loss) on investments	(374,271)	(405,764)	65,537	(456,815)	(120,819)	(300,580)	(177,483)
Change in net unrealized appreciation (depreciation) on investments	538,868	1,154,142	28,702	821,319	511,838	659,174	434,100

Net increase (decrease) in net assets resulting from operations	677,756	867,898	112,184	593,893	455,623	542,440	362,884

CONTRACT TRANSACTIONS:
Contract owners' net payments	28,169	480	960	29,932	30,000	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	(136,199)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(4,460,079)	(2,056,357)	(239,160)	496,807	(1,087,018)	(948,144)	(643,155)
Adjustments to net assets allocated to contracts in payout phase	(6,830)	-	-	(9,697)	-	-	(25)

Increase (decrease) in net assets resulting from Contract transactions	(4,438,740)	(2,055,877)	(238,200)	380,843	(1,057,018)	(948,144)	(643,180)

Total increase (decrease) in net assets	(3,760,984)	(1,187,979)	(126,016)	974,736	(601,395)	(405,704)	(280,296)

NET ASSETS:
Beginning of period	8,946,226	6,718,146	1,301,848	14,866,324	6,852,684	8,494,888	6,984,419

End of period	$5,185,242	$5,530,167	$1,175,832	$15,841,060	$6,251,289	$8,089,184	$6,704,123

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower High Yield Bond Fund, Class I	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,338	$(1,219)	$1,872,986	$49,280	$15,594	$(15,595)	$167,381
Net realized gain (loss) on investments	(9,293)	(199,382)	49,735	(51,232)	(18,723)	(21,702)	354,269
Change in net unrealized appreciation (depreciation) on investments	56,397	307,401	(49,735)	108,428	23,742	254,485	1,268,298

Net increase (decrease) in net assets resulting from operations	56,442	106,800	1,872,986	106,476	20,613	217,188	1,789,948

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	1,044,513	-	-	29,129	47,919
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	(13,849,366)	(75,718)	-	-	(69,234)
Net transfers (to) from the Company and/or Subaccounts	(176,625)	(707,561)	3,540,076	(411,140)	(156,398)	(723,184)	(2,435,952)
Adjustments to net assets allocated to contracts in payout phase	-	(310)	(10,144)	-	-	-	(7,536)

Increase (decrease) in net assets resulting from Contract transactions	(176,625)	(707,871)	(9,274,921)	(486,858)	(156,398)	(694,055)	(2,464,803)

Total increase (decrease) in net assets	(120,183)	(601,071)	(7,401,935)	(380,382)	(135,785)	(476,867)	(674,855)

NET ASSETS:
Beginning of period	788,785	3,232,485	53,115,240	1,384,861	620,590	1,706,897	11,991,970

End of period	$668,602	$2,631,414	$45,713,305	$1,004,479	$484,805	$1,230,030	$11,317,115

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$27,641	$(48,377)	$(39,979)	$17,641	$19,192	$43,722	$31,217
Net realized gain (loss) on investments	6,431	(20,540)	474,360	(8,751)	(163,723)	(206,017)	(41,774)
Change in net unrealized appreciation (depreciation) on investments	592,648	1,748,703	(30,485)	75,772	295,582	532,824	242,135

Net increase (decrease) in net assets resulting from operations	626,720	1,679,786	403,896	84,662	151,051	370,529	231,578

CONTRACT TRANSACTIONS:
Contract owners' net payments	180	960	2,520	-	-	1,000	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	(24,172)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(742,187)	(1,028,653)	(2,689,895)	(183,336)	(1,384,207)	(1,815,864)	(542,274)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(742,007)	(1,027,693)	(2,711,547)	(183,336)	(1,384,207)	(1,814,864)	(542,274)

Total increase (decrease) in net assets	(115,287)	652,093	(2,307,651)	(98,674)	(1,233,156)	(1,444,335)	(310,696)

NET ASSETS:
Beginning of period	3,923,783	5,617,992	5,870,721	1,046,858	2,445,709	4,455,578	2,249,317

End of period	$3,808,496	$6,270,085	$3,563,070	$948,184	$1,212,553	$3,011,243	$1,938,621

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28,823	$2,192	$787	$7,890	$(658)	$(12,980)	$820,267
Net realized gain (loss) on investments	15,276	238	(77,413)	14,428	(22,628)	(58,642)	635,625
Change in net unrealized appreciation (depreciation) on investments	197,376	27,747	177,644	58,538	104,997	301,251	10,631,377

Net increase (decrease) in net assets resulting from operations	241,475	30,177	101,018	80,856	81,711	229,629	12,087,269

CONTRACT TRANSACTIONS:
Contract owners' net payments	6,500	-	-	-	-	-	116,725
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(109,728)	(91,827)	(823,734)	(36,999)	(409,502)	(924,682)	(29,215,450)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	(7,044)

Increase (decrease) in net assets resulting from Contract transactions	(103,228)	(91,827)	(823,734)	(36,999)	(409,502)	(924,682)	(29,105,769)

Total increase (decrease) in net assets	138,247	(61,650)	(722,716)	43,857	(327,791)	(695,053)	(17,018,500)

NET ASSETS:
Beginning of period	1,810,853	237,147	1,067,007	505,967	766,788	2,213,031	132,410,903

End of period	$1,949,100	$175,497	$344,291	$549,824	$438,997	$1,517,978	$115,392,403

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,280,356	$176,351	$200,314	$382,245	$118,601	$32,470	$(236,847)
Net realized gain (loss) on investments	(2,092,306)	(116,647)	24,657	(221,964)	(149,192)	(34,887)	9,563,330
Change in net unrealized appreciation (depreciation) on investments	6,814,472	1,495,326	1,170,831	1,395,807	380,192	405,598	9,519,569

Net increase (decrease) in net assets resulting from operations	6,002,522	1,555,030	1,395,802	1,556,088	349,601	403,181	18,846,052

CONTRACT TRANSACTIONS:
Contract owners' net payments	102,482	-	-	1,204	708	5,512	206,655
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(275,252)	-	-	(20,068)	-	(13,765)	(266,296)
Net transfers (to) from the Company and/or Subaccounts	(16,575,584)	(2,263,195)	(3,448,138)	(4,059,803)	(1,730,200)	(1,644,079)	(19,668,194)
Adjustments to net assets allocated to contracts in payout phase	-	(7,213)	-	-	-	-	(64,203)

Increase (decrease) in net assets resulting from Contract transactions	(16,748,354)	(2,270,408)	(3,448,138)	(4,078,667)	(1,729,492)	(1,652,332)	(19,792,038)

Total increase (decrease) in net assets	(10,745,832)	(715,378)	(2,052,336)	(2,522,579)	(1,379,891)	(1,249,151)	(945,986)

NET ASSETS:
Beginning of period	64,814,483	13,735,833	18,774,967	19,991,494	6,207,375	4,469,434	85,277,740

End of period	$54,068,651	$13,020,455	$16,722,631	$17,468,915	$4,827,484	$3,220,283	$84,331,754

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(70,120)	$(52,696)	$2,481,266	$135,277	$(11,849)	$(24,969)	$(111,407)
Net realized gain (loss) on investments	1,544,048	(168,881)	(2,985,212)	(89,754)	(76,940)	156,577	1,031,148
Change in net unrealized appreciation (depreciation) on investments	967,956	2,596,873	26,007,982	332,089	259,803	294,227	1,071,998

Net increase (decrease) in net assets resulting from operations	2,441,884	2,375,296	25,504,036	377,612	171,014	425,835	1,991,739

CONTRACT TRANSACTIONS:
Contract owners' net payments	82,938	102,859	127,789	14,000	-	1,200	47,589
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(70,177)	(54,324)	-	(47,196)	-	-	(53,712)
Net transfers (to) from the Company and/or Subaccounts	(6,352,486)	(6,760,552)	(49,736,538)	1,398,750	1,790,453	(740,310)	(3,917,900)
Adjustments to net assets allocated to contracts in payout phase	(9,993)	(5,684)	-	(6,839)	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(6,349,718)	(6,717,701)	(49,608,749)	1,358,715	1,790,453	(739,110)	(3,924,023)

Total increase (decrease) in net assets	(3,907,834)	(4,342,405)	(24,104,713)	1,736,327	1,961,467	(313,275)	(1,932,284)

NET ASSETS:
Beginning of period	20,215,159	21,321,881	247,533,375	6,643,452	1,092,933	3,287,099	12,610,117

End of period	$16,307,325	$16,979,476	$223,428,662	$8,379,779	$3,054,400	$2,973,824	$10,677,833

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$32,789	$29,031	$11,589	$291,879	$(10,791)	$20,627	$(3,756)
Net realized gain (loss) on investments	(156,147)	(29,574)	13,868	2,256,561	77,930	(92)	47,834
Change in net unrealized appreciation (depreciation) on investments	207,705	73,126	98,770	4,230,072	284,918	92	69,733

Net increase (decrease) in net assets resulting from operations	84,347	72,583	124,227	6,778,512	352,057	20,627	113,811

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	3,136	450	271,691	3,575	-	-
Contract maintenance charges	-	-	(268)	-	(350)	(228)	(87)
Contract owners' benefits	-	-	(6,000)	-	(9,399)	(291,619)	-
Net transfers (to) from the Company and/or Subaccounts	(748,230)	(102,495)	(27,834)	(8,065,987)	(54,859)	373,097	(134,444)
Adjustments to net assets allocated to contracts in payout phase	(7,036)	-	-	(7,327)	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(755,266)	(99,359)	(33,652)	(7,801,623)	(61,033)	81,250	(134,531)

Total increase (decrease) in net assets	(670,919)	(26,776)	90,575	(1,023,111)	291,024	101,877	(20,720)

NET ASSETS:
Beginning of period	2,466,605	697,903	1,107,719	36,458,395	1,143,818	563,870	289,903

End of period	$1,795,686	$671,127	$1,198,294	$35,435,284	$1,434,842	$665,747	$269,183

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(40,795)	$4,647	$462	$(21,203)	$1,411	$(376)	$10,358
Net realized gain (loss) on investments	262,099	(4,918)	195,834	79,061	(15,806)	6,590	(99,541)
Change in net unrealized appreciation (depreciation) on investments	738,339	10,820	131,118	585,335	21,747	8,821	194,076

Net increase (decrease) in net assets resulting from operations	959,643	10,549	327,414	643,193	7,352	15,035	104,893

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,500	-	-	960	1,325	-	-
Contract maintenance charges	(493)	(26)	(198)	-	(74)	(29)	-
Contract owners' benefits	(99,501)	(24,314)	(67,323)	-	(689)	(3,643)	-
Net transfers (to) from the Company and/or Subaccounts	(116,610)	(2,506)	(224,913)	(706,986)	(74,975)	(19,436)	(1,439,082)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(215,104)	(26,846)	(292,434)	(706,026)	(74,413)	(23,108)	(1,439,082)

Total increase (decrease) in net assets	744,539	(16,297)	34,980	(62,833)	(67,061)	(8,073)	(1,334,189)

NET ASSETS:
Beginning of period	2,882,638	134,658	1,497,962	2,775,225	200,856	87,197	2,351,461

End of period	$3,627,177	$118,361	$1,532,942	$2,712,392	$133,795	$79,124	$1,017,272

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 4	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series II	Invesco V.I. Core Equity Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$291,043	$950	$29,668	$(282)	$(12,705)	$(11,734)	$(803)
Net realized gain (loss) on investments	5,295	17,512	(5,017)	2	(36,996)	(218,910)	3,662
Change in net unrealized appreciation (depreciation) on investments	183,491	6,676	25,208	9,779	537,147	438,219	34,566

Net increase (decrease) in net assets resulting from operations	479,829	25,138	49,859	9,499	487,446	207,575	37,425

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	875	-	875	-	-	-
Contract maintenance charges	-	(42)	-	(7)	-	-	-
Contract owners' benefits	-	-	(2,912)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(5,217,144)	(3,754)	(639,212)	(681)	(704,104)	(759,302)	(1,055)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(5,217,144)	(2,921)	(642,124)	187	(704,104)	(759,302)	(1,055)

Total increase (decrease) in net assets	(4,737,315)	22,217	(592,265)	9,686	(216,658)	(551,727)	36,370

NET ASSETS:
Beginning of period	10,388,280	228,833	1,235,154	42,692	2,526,934	1,435,016	170,385

End of period	$5,650,965	$251,050	$642,889	$52,378	$2,310,276	$883,289	$206,755

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Core Plus Bond Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Janus Henderson Flexible Bond Portfolio, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14,247	$(10,824)	$1,165	$9,538	$(8,235)	$(1,891)	$53,378
Net realized gain (loss) on investments	(33,501)	(96,148)	(79,565)	491,692	(9,277)	(21,753)	(82,344)
Change in net unrealized appreciation (depreciation) on investments	66,620	278,727	143,327	18,174	399,861	47,460	111,639

Net increase (decrease) in net assets resulting from operations	47,366	171,755	64,927	519,404	382,349	23,816	82,673

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,200	-	9,731	-	32,229	-	-
Contract maintenance charges	-	-	-	-	-	-	(13)
Contract owners' benefits	-	-	-	(37,476)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(520,885)	(447,264)	(339,197)	(1,934,522)	(1,314,020)	(136,608)	(446,828)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(519,685)	(447,264)	(329,466)	(1,971,998)	(1,281,791)	(136,608)	(446,841)

Total increase (decrease) in net assets	(472,319)	(275,509)	(264,539)	(1,452,594)	(899,442)	(112,792)	(364,168)

NET ASSETS:
Beginning of period	1,432,977	1,226,786	1,089,802	6,002,163	3,191,289	239,340	2,356,060

End of period	$960,658	$951,277	$825,263	$4,549,569	$2,291,847	$126,548	$1,991,892

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Overseas Fund, Class S	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	JPMorgan Insurance Trust Global Allocation Portfolio, Class 2	JPMorgan Insurance Trust Income Builder Portfolio, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$342	$114	$193,528	$(54,218)	$856	$(695)	$(1,444)
Net realized gain (loss) on investments	172	556	3,099,907	420,522	3,787	(7,147)	(61,478)
Change in net unrealized appreciation (depreciation) on investments	2,611	5,582	239,475	880,439	9,791	13,533	80,333

Net increase (decrease) in net assets resulting from operations	3,125	6,252	3,532,910	1,246,743	14,434	5,691	17,411

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	875	21,680	1,344	-	-	-
Contract maintenance charges	-	(16)	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,773)	13,417	(17,927,364)	(2,838,674)	(2,864)	(249,828)	(728,513)
Adjustments to net assets allocated to contracts in payout phase	(850)	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(2,623)	14,276	(17,905,684)	(2,837,330)	(2,864)	(249,828)	(728,513)

Total increase (decrease) in net assets	502	20,528	(14,372,774)	(1,590,587)	11,570	(244,137)	(711,102)

NET ASSETS:
Beginning of period	30,951	67,245	33,259,914	8,633,649	135,897	244,137	711,102

End of period	$31,453	$87,773	$18,887,140	$7,043,062	$147,467	$-	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Developing Growth Portfolio	LVIP American Century Inflation Protection Fund, Service Class	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	LVIP Macquarie US REIT Fund, Service Class	Macquarie VIP Emerging Markets Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,109)	$25,921	$75,249	$135,876	$(67)	$16,561	$6,702
Net realized gain (loss) on investments	(4,234)	(62,910)	560,927	1,294,024	(15,633)	(9,790)	(46,463)
Change in net unrealized appreciation (depreciation) on investments	33,769	65,975	(396,953)	(610,237)	50,533	97,258	293,222

Net increase (decrease) in net assets resulting from operations	26,426	28,986	239,223	819,663	34,833	104,029	253,461

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	37,853	42,526	-	-	240
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(175,865)	(561,245)	(3,343,858)	(2,587,252)	(39,638)	(322,785)	(594,411)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(175,865)	(561,245)	(3,306,005)	(2,544,726)	(39,638)	(322,785)	(594,171)

Total increase (decrease) in net assets	(149,439)	(532,259)	(3,066,782)	(1,725,063)	(4,805)	(218,756)	(340,710)

NET ASSETS:
Beginning of period	365,185	1,447,967	8,077,179	12,136,608	354,540	1,170,422	2,352,080

End of period	$215,746	$915,708	$5,010,397	$10,411,545	$349,735	$951,666	$2,011,370

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Macquarie VIP Energy Series, Service Class	Macquarie VIP Small Cap Value Series, Service Class	MFS Blended Research Core Equity Portfolio, Service Class	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS Technology Portfolio, Service Class	Neuberger Berman AMT Sustainable Equity Portfolio, Class S
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$32,809	$(6,037)	$4,639	$(2,317)	$32	$(106,444)	$(13,570)
Net realized gain (loss) on investments	253,347	84,480	121,919	(156,758)	6,237	363,188	81,747
Change in net unrealized appreciation (depreciation) on investments	(286,498)	70,765	622,066	513,943	28,252	4,595,669	258,744

Net increase (decrease) in net assets resulting from operations	(342)	149,208	748,624	354,868	34,521	4,852,413	326,921

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	96	-	-	-	71,029	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,229,331)	(1,233,348)	(921,684)	(489,114)	53,035	(4,660,980)	(588,719)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,229,331)	(1,233,252)	(921,684)	(489,114)	53,035	(4,589,951)	(588,719)

Total increase (decrease) in net assets	(1,229,673)	(1,084,044)	(173,060)	(134,246)	87,556	262,462	(261,798)

NET ASSETS:
Beginning of period	2,855,769	2,891,267	2,919,482	2,356,503	249,732	10,687,369	1,598,269

End of period	$1,626,096	$1,807,223	$2,746,422	$2,222,257	$337,288	$10,949,831	$1,336,471

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	NVIT Emerging Markets Fund, Class D	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15	$412,065	$12,579	$107,478	$35,242	$211,435	$225,446
Net realized gain (loss) on investments	(35)	(313,524)	(152,239)	(78,071)	(141,878)	(88,581)	(494,649)
Change in net unrealized appreciation (depreciation) on investments	1,063	(353,783)	215,111	127,731	154,702	158,750	668,897

Net increase (decrease) in net assets resulting from operations	1,043	(255,242)	75,451	157,138	48,066	281,604	399,694

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	10,764
Contract maintenance charges	(15)	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	(38,822)
Net transfers (to) from the Company and/or Subaccounts	(1,250)	968,101	(938,830)	464,167	(671,161)	(2,325,330)	(1,230,479)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	(6,830)	(7,255)	-	(7,064)

Increase (decrease) in net assets resulting from Contract transactions	(1,265)	968,101	(938,830)	457,337	(678,416)	(2,325,330)	(1,265,601)

Total increase (decrease) in net assets	(222)	712,859	(863,379)	614,475	(630,350)	(2,043,726)	(865,907)

NET ASSETS:
Beginning of period	44,952	2,417,756	1,920,224	3,558,277	2,055,577	6,447,609	9,070,066

End of period	$44,730	$3,130,615	$1,056,845	$4,172,752	$1,425,227	$4,403,883	$8,204,159

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Core Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Global Asset Allocation Fund, Class IB	Putnam VT Income Fund, Class IB	Putnam VT International Equity Fund, Class IB	Putnam VT International Growth, Class IB	Putnam VT International Value Fund, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,440)	$(3,875)	$13,572	$117,528	$(4,324)	$(83)	$4,147
Net realized gain (loss) on investments	58,193	(166,230)	(63,257)	(201,269)	(61,376)	(13,042)	4,670
Change in net unrealized appreciation (depreciation) on investments	291,507	321,779	299,508	165,308	136,617	21,305	27,038

Net increase (decrease) in net assets resulting from operations	344,260	151,674	249,823	81,567	70,917	8,180	35,855

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	288	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	(37,446)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(358,762)	(402,048)	(1,353,334)	(364,232)	(332,909)	(72,633)	(74,472)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(358,762)	(402,048)	(1,353,334)	(401,390)	(332,909)	(72,633)	(74,472)

Total increase (decrease) in net assets	(14,502)	(250,374)	(1,103,511)	(319,823)	(261,992)	(64,453)	(38,617)

NET ASSETS:
Beginning of period	1,394,943	1,005,279	2,311,043	2,578,438	577,003	99,535	233,471

End of period	$1,380,441	$754,905	$1,207,532	$2,258,615	$315,011	$35,082	$194,854

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Large Cap Growth Fund, Class IB	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Multi Asset Absolute Return Fund	Putnam VT Research Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(62,679)	$12,457	$20,561	$22,033	$(650)	$(3,909)	$(5,800)
Net realized gain (loss) on investments	235,687	136,349	(21,187)	(50,418)	13,745	(5,918)	(18,221)
Change in net unrealized appreciation (depreciation) on investments	2,241,813	(14,801)	4,596	32,304	120,551	81,787	162,884

Net increase (decrease) in net assets resulting from operations	2,414,821	134,005	3,970	3,919	133,646	71,960	138,863

CONTRACT TRANSACTIONS:
Contract owners' net payments	65,980	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(90,964)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(871,097)	(482,934)	(41,067)	(366,819)	(102,959)	(158,111)	(505,490)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(896,081)	(482,934)	(41,067)	(366,819)	(102,959)	(158,111)	(505,490)

Total increase (decrease) in net assets	1,518,740	(348,929)	(37,097)	(362,900)	30,687	(86,151)	(366,627)

NET ASSETS:
Beginning of period	6,003,430	1,248,595	143,198	362,900	536,128	412,563	1,033,185

End of period	$7,522,170	$899,666	$106,101	$-	$566,815	$326,412	$666,558

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund	VanEck VIP Global Resources Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(281,571)	$(110,068)	$1,558	$20,800	$2,933
Net realized gain (loss) on investments	1,338,480	1,071,053	(2,962)	69,816	(17,500)
Change in net unrealized appreciation (depreciation) on investments	11,566,548	(910,387)	4,063	(144,705)	3,020

Net increase (decrease) in net assets resulting from operations	12,623,457	50,598	2,659	(54,089)	(11,547)

CONTRACT TRANSACTIONS:
Contract owners' net payments	112,529	39,089	-	-	-
Contract maintenance charges	-	-	(7)	-	(4)
Contract owners' benefits	(93,640)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(9,937,079)	(4,359,350)	45,694	(321,516)	(77,363)
Adjustments to net assets allocated to contracts in payout phase	(1,679)	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(9,919,869)	(4,320,261)	45,687	(321,516)	(77,367)

Total increase (decrease) in net assets	2,703,588	(4,269,663)	48,346	(375,605)	(88,914)

NET ASSETS:
Beginning of period	29,644,866	13,303,131	30,216	1,467,561	293,748

End of period	$32,348,454	$9,033,468	$78,562	$1,091,956	$204,834

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Variable Annuity-2 Series Account (the Separate Account), a separate account of the Company is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It was established to receive and invest premium payments under individual variable annuity Contracts issued by the Company.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Smart Track

Smart Track Advisor

Smart Track II

Smart Track II- 5 Year

Varifund

Varifund Advisor

Varifund Plus

For the years or periods ended December 31, 2024 and 2023, the Separate Account was invested in up to 161 Subaccounts, as follows:

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

Alger Weatherbie Specialized Growth Portfolio, Class I-2 (a)

ALPS Alerian Energy Infrastructure Portfolio, Class III

ALPS Global Opportunity Portfolio, Class III

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 4

American Funds IS New World Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class III

BlackRock High Yield V.I., Class III

BNY Mellon IP Technology Growth Portfolio, Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Service Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Select Small Cap Value Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 1

Columbia VP Seligman Global Technology Fund, Class 2

Columbia VP Small Cap Value Fund, Class 2

Columbia VP Strategic Income Fund, Class 2

Delaware VIP International Series, Service Class (a)

Dimensional VA Equity Allocation Portfolio, Institutional

Dimensional VA Global Bond Portfolio

Dimensional VA Global Moderate Allocation Portfolio, Institutional

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio

Dimensional VA US Large Value Portfolio

Dimensional VA US Targeted Value Portfolio

DWS Capital Growth VIP, Class B (a)

DWS CROCI U.S. VIP, Class B (a)

DWS Global Small Cap VIP, Class B (a)

DWS Small Mid Cap Value VIP, Class B

Eaton Vance VT Floating-Rate Income, Initial Class

Empower Aggressive Profile Fund, Investor Class

Empower Ariel Mid Cap Value Fund, Investor Class (a)

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Class L

Empower Conservative Profile Fund, Investor Class

Empower Core Bond Fund, Investor Class

Empower Emerging Markets Equity Fund, Investor Class

Empower Global Bond Fund, Investor Class

Empower Government Money Market Fund, Investor Class (a)

Empower High Yield Bond Fund, Class I

Empower Inflation-Protected Securities Fund, Investor Class

Empower International Growth Fund, Investor Class

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class

Empower Large Cap Growth Fund, Investor Class

Empower Large Cap Value Fund, Investor Class

Empower Lifetime 2015 Fund, Investor Class

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

Empower Lifetime 2030 Fund, Investor Class

Empower Lifetime 2035 Fund, Investor Class

Empower Lifetime 2040 Fund, Investor Class

Empower Lifetime 2045 Fund, Investor Class

Empower Lifetime 2050 Fund, Investor Class

Empower Lifetime 2055 Fund, Investor Class

Empower Mid Cap Value Fund, Investor Class

Empower Moderate Profile Fund, Class L

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Class L

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower S&P 500 Index Fund, Investor Class

Empower S&P Mid Cap 400 Index Fund, Investor Class

Empower S&P Small Cap 600 Index Fund, Investor Class

Empower SecureFoundation Balanced Fund, Class L

Empower Short Duration Bond Fund, Investor Class

Empower Small Cap Growth Fund, Investor Class

Empower Small Cap Value Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Empower U.S. Government Securities Fund, Investor Class

Federated Hermes High Income Bond Fund II, Service Shares

Fidelity VIP Asset Manager Portfolio, Initial Class

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Contrafund Portfolio

Fidelity VIP Government Money Market Portfolio, Initial Class

Fidelity VIP Growth Opportunities Portfolio, Initial Class

Fidelity VIP Growth Portfolio, Initial Class

Fidelity VIP High Income Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Initial Class

Fidelity VIP Overseas Portfolio, Initial Class

First Trust/Dow Jones Dividend & Income Allocation Portfolio

Franklin Income VIP Fund, Class 4

Goldman Sachs VIT Large Cap Value Fund, Institutional Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio

Goldman Sachs VIT Strategic Growth Fund, Institutional Shares

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares

Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares

Invesco Oppenheimer V.I. International Growth Fund, Series II

Invesco V.I. Core Equity Fund, Series II

Invesco V.I. Core Plus Bond Fund, Series II

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Invesco V.I. Small Cap Equity Fund, Series II

Janus Henderson Flexible Bond Portfolio, Service Shares

Janus Henderson Overseas Fund, Class S

Janus Henderson Overseas Portfolio, Institutional Shares

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Enterprise Portfolio, Service Shares

Janus Henderson VIT Mid Cap Value Portfolio, Service Shares

JPMorgan Insurance Trust Global Allocation Portfolio, Class 2 (a)

JPMorgan Insurance Trust Income Builder Portfolio, Class 2 (a)

Lord Abbett Series Fund Developing Growth Portfolio

LVIP American Century Inflation Protection Fund, Service Class (a)

LVIP American Century Mid Cap Value Fund, Service Class (a)

LVIP American Century Value Fund, Service Class (a)

LVIP JPMorgan Small Cap Core Fund, Service Class

LVIP Macquarie US REIT Fund, Service Class (a)

Macquarie VIP Emerging Markets Series, Service Class (a)

Macquarie VIP Energy Series, Service Class (a)

Macquarie VIP International Core Equity Series, Service Class (a)

Macquarie VIP Small Cap Value Series, Service Class (a)

MFS Blended Research Core Equity Portfolio, Service Class

MFS Blended Research Small Cap Equity Portfolio, Service Class

MFS International Growth Portfolio, Service Class

MFS Technology Portfolio, Service Class

Neuberger Berman AMT Sustainable Equity Portfolio, Class S

NVIT Emerging Markets Fund, Class D

PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class

PIMCO Long-Term U.S. Government Portfolio, Advisor Class

PIMCO Low Duration Portfolio, Advisor Class

PIMCO Real Return Portfolio, Advisor Class

PIMCO Short-Term Portfolio, Advisor Class

PIMCO Total Return Portfolio, Advisor Class

Putnam VT Core Equity Fund, Class IB

Putnam VT Focused International Equity Fund, Class IB

Putnam VT Global Asset Allocation Fund, Class IB

Putnam VT Income Fund, Class IB

Putnam VT International Equity Fund, Class IB

Putnam VT International Growth, Class IB

Putnam VT International Value Fund, Class IB

Putnam VT Large Cap Growth Fund, Class IB

Putnam VT Large Cap Value Fund, Class IB

Putnam VT Mortgage Securities Fund

Putnam VT Multi Asset Absolute Return Fund (a)

Putnam VT Research Fund, Class IB

Putnam VT Small Cap Growth Fund, Class IB

Putnam VT Small Cap Value Fund, Class IB

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

VanEck VIP Emerging Markets Fund, Initial Class

VanEck VIP Global Resources Fund

VanEck VIP Global Resources Fund, Class I

(a) See Subaccount Changes table below

Subaccount Changes: Closed Subaccounts

During 2024 and 2023, the following Subaccounts were closed:

Subaccount Name	Date of Closure
DWS Capital Growth VIP, Class B	June 17, 2024
DWS CROCI U.S. VIP, Class B	June 17, 2024
DWS Global Small Cap VIP, Class B	June 17, 2024
Empower Government Money Market Fund, Investor Class	June 14, 2024
Alger Weatherbie Specialized Growth Portfolio, Class I-2	September 29, 2023
JPMorgan Insurance Trust Global Allocation Portfolio, Class 2	April 25, 2023
JPMorgan Insurance Trust Income Builder Portfolio, Class 2	April 25, 2023
Putnam VT Multi Asset Absolute Return Fund	April 21, 2023

Subaccount Changes: Merged Subaccounts

During 2024, the following Subaccounts were merged:

Original Subaccount	Merged Into	Date of Merger
Delaware VIP International Series, Service Class	Delaware Ivy VIP International Core Equity Series, Service Class	April 26, 2024
Empower Ariel Mid Cap Value Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	October 25, 2024

Subaccount Changes: Subaccounts Reorganizations

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Inflation Protection Fund, Class II	LVIP American Century Inflation Protection Fund, Service Class	April 26, 2024
American Century Investments VP Mid Cap Value Fund, Class II	LVIP American Century Mid Cap Value Fund, Service Class	April 26, 2024
American Century Investments VP Value Fund, Class I	LVIP American Century Value Fund, Standard Class II	April 26, 2024

Subaccount Changes: Subaccount Name Changes

During 2024, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
LVIP Delaware US REIT Fund, Service Class	LVIP Macquarie US REIT Fund, Service Class	May 1, 2024
Delaware VIP Emerging Markets, Service Class	Macquarie VIP Emerging Markets, Service Class	May 1, 2024
Delaware Ivy VIP Energy, Class II	Macquarie VIP Energy, Service Class	May 1, 2024
Delaware Ivy VIP International Core Equity Series, Service Class	Macquarie VIP International Core Equity Series, Service Class	May 1, 2024
Delaware VIP Small Cap Value Series, Service Class	Macquarie VIP Small Cap Value Series, Service Class	May 1, 2024

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in the payout period on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
Alger Capital Appreciation Portfolio, Class I-2	$55,099	$230,681
Alger Large Cap Growth Portfolio, Class I-2	6,400	289,585
Alger Mid Cap Growth Portfolio, Class I-2	91,608	183,740
Alger Small Cap Growth Portfolio, Class I-2	105,710	139,844
ALPS Alerian Energy Infrastructure Portfolio, Class III	117,937	436,125
ALPS Global Opportunity Portfolio, Class III	152,337	355,662
American Funds IS Capital World Growth and Income Fund, Class 4	96,088	2,992,721
American Funds IS Growth Fund, Class 4	3,710,420	5,382,911
American Funds IS Growth-Income Fund, Class 4	1,856,808	4,998,362
American Funds IS International Fund, Class 4	72,646	759,652
American Funds IS New World Fund, Class 4	155,905	602,763
American Funds IS Washington Mutual Investors Fund, Class 4	215,562	2,115,848
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	63,926	68,861
BlackRock Global Allocation V.I. Fund, Class III	669,105	1,757,911
BlackRock High Yield V.I., Class III	3,253,760	3,466,166
BNY Mellon IP Technology Growth Portfolio, Service Shares	-	235,610
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	5,879	31,838
BNY Mellon VIF Appreciation Portfolio, Initial Shares	14,269	128,071
BNY Mellon VIF Appreciation Portfolio, Service Shares	57,451	53,388
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	34,706	79,373
ClearBridge Variable Large Cap Growth Portfolio, Class II	526,812	3,495,905
ClearBridge Variable Mid Cap Portfolio, Class II	18,368	344,200
ClearBridge Variable Small Cap Growth Portfolio, Class II	177,068	1,972,225
Columbia VP Select Small Cap Value Fund, Class 2	68,963	178,945
Columbia VP Seligman Global Technology Fund, Class 1	578,245	688,164
Columbia VP Seligman Global Technology Fund, Class 2	57,243	26,324
Columbia VP Small Cap Value Fund, Class 2	1,372	76
Columbia VP Strategic Income Fund, Class 2	226,927	649,267
Delaware VIP International Series, Service Class	3,731	209,806
Dimensional VA Equity Allocation Portfolio, Institutional	28,628	5,361
Dimensional VA Global Bond Portfolio	3,830	45,594
Dimensional VA Global Moderate Allocation Portfolio, Institutional	1,634,125	40,291
Dimensional VA International Small Portfolio	65,158	321,828
Dimensional VA International Value Portfolio	69,467	327,036
Dimensional VA Short-Term Fixed Portfolio	524,280	25,715
Dimensional VA US Large Value Portfolio	463,842	799,603
Dimensional VA US Targeted Value Portfolio	117,878	1,282,322
DWS Capital Growth VIP, Class B	104,523	1,639,434
DWS CROCI U.S. VIP, Class B	608	53,691
DWS Global Small Cap VIP, Class B	1,652	29,743
DWS Small Mid Cap Value VIP, Class B	16,785	2,646
Eaton Vance VT Floating-Rate Income, Initial Class	1,008,770	2,138,269
Empower Aggressive Profile Fund, Investor Class	479,711	1,585,134
Empower Ariel Mid Cap Value Fund, Investor Class	47,121	1,243,622
Empower Bond Index Fund, Investor Class	1,678,542	3,061,261

Subaccount	Purchases	Sales
Empower Conservative Profile Fund, Class L	$2,162,914	$4,866,745
Empower Conservative Profile Fund, Investor Class	2,019,033	1,899,580
Empower Core Bond Fund, Investor Class	1,248,369	1,704,457
Empower Emerging Markets Equity Fund, Investor Class	33,247	251,861
Empower Global Bond Fund, Investor Class	299,689	1,141,023
Empower Government Money Market Fund, Investor Class	15,294,791	61,000,664
Empower High Yield Bond Fund, Class I	215,706	379,763
Empower Inflation-Protected Securities Fund, Investor Class	30,346	175,587
Empower International Growth Fund, Investor Class	54,261	546,603
Empower International Index Fund, Investor Class	1,432,635	2,403,107
Empower International Value Fund, Investor Class	268,943	802,744
Empower Large Cap Growth Fund, Investor Class	1,848,374	2,355,232
Empower Large Cap Value Fund, Investor Class	1,188,660	1,613,064
Empower Lifetime 2015 Fund, Investor Class	76,696	169,802
Empower Lifetime 2020 Fund, Investor Class	33,768	905,911
Empower Lifetime 2025 Fund, Investor Class	68,034	1,951,192
Empower Lifetime 2030 Fund, Investor Class	100,507	220,171
Empower Lifetime 2035 Fund, Investor Class	31,127	1,543,876
Empower Lifetime 2040 Fund, Investor Class	302,965	102,003
Empower Lifetime 2045 Fund, Investor Class	9,935	241,589
Empower Lifetime 2050 Fund, Investor Class	81,227	58,458
Empower Lifetime 2055 Fund, Investor Class	10,204	262,707
Empower Mid Cap Value Fund, Investor Class	1,113,551	454,126
Empower Moderate Profile Fund, Class L	4,794,638	39,452,168
Empower Moderate Profile Fund, Investor Class	3,731,301	13,990,895
Empower Moderately Aggressive Profile Fund, Investor Class	651,576	3,236,488
Empower Moderately Conservative Profile Fund, Class L	866,367	5,870,172
Empower Moderately Conservative Profile Fund, Investor Class	1,731,552	3,528,827
Empower Multi-Sector Bond Fund, Investor Class	525,094	1,510,546
Empower Real Estate Index Fund, Investor Class	261,748	821,954
Empower S&P 500 Index Fund, Investor Class	8,990,802	24,300,472
Empower S&P Mid Cap 400 Index Fund, Investor Class	918,142	5,799,582
Empower S&P Small Cap 600 Index Fund, Investor Class	1,607,182	5,465,198
Empower SecureFoundation Balanced Fund, Class L	19,282,605	60,797,848
Empower Short Duration Bond Fund, Investor Class	796,547	3,132,934
Empower Small Cap Growth Fund, Investor Class	130,062	2,496,123
Empower Small Cap Value Fund, Investor Class	384,337	595,919
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	658,858	3,517,180
Empower U.S. Government Securities Fund, Investor Class	229,065	795,316
Federated Hermes High Income Bond Fund II, Service Shares	113,630	497,203
Fidelity VIP Asset Manager Portfolio, Initial Class	36,972	110,875
Fidelity VIP Balanced Portfolio, Service Class 2	2,835,153	15,357,325
Fidelity VIP Contrafund Portfolio	235,570	434,765
Fidelity VIP Government Money Market Portfolio, Initial Class	50,307,041	20,068,083
Fidelity VIP Growth Opportunities Portfolio, Initial Class	9,507	30,666
Fidelity VIP Growth Portfolio, Initial Class	1,055,144	435,314
Fidelity VIP High Income Portfolio, Initial Class	6,950	10,508
Fidelity VIP Index 500 Portfolio, Initial Class	29,589	432,770
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	425,356	961,399

Subaccount	Purchases	Sales
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	$23,157	$24,335
Fidelity VIP Overseas Portfolio, Initial Class	5,130	3,245
First Trust/Dow Jones Dividend & Income Allocation Portfolio	21,280	462,726
Franklin Income VIP Fund, Class 4	289,823	1,570,879
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	73,526	38,627
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	8,427	335,319
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	30,000	17
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	10,113	1,643
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	1,215,716	1,644,209
Invesco Oppenheimer V.I. International Growth Fund, Series II	31,550	486,201
Invesco V.I. Core Equity Fund, Series II	21,459	3,181
Invesco V.I. Core Plus Bond Fund, Series II	72,204	707,942
Invesco V.I. EQV International Equity Fund, Series II	14,184	330,411
Invesco V.I. Global Real Estate Fund, Series II	36,881	331,555
Invesco V.I. Growth and Income Fund, Series II	363,028	1,695,017
Invesco V.I. Main Street Small Cap Fund, Series II	118,993	718,720
Invesco V.I. Small Cap Equity Fund, Series II	5,008	41,829
Janus Henderson Flexible Bond Portfolio, Service Shares	238,650	774,955
Janus Henderson Overseas Fund, Class S	441	2,051
Janus Henderson Overseas Portfolio, Institutional Shares	14,535	29,255
Janus Henderson VIT Balanced Portfolio, Service Shares	818,478	6,620,023
Janus Henderson VIT Enterprise Portfolio, Service Shares	460,936	2,531,691
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	9,681	14,257
Lord Abbett Series Fund Developing Growth Portfolio	365	19,676
LVIP American Century Inflation Protection Fund, Service Class	175,266	518,429
LVIP American Century Mid Cap Value Fund, Service Class	386,531	1,912,725
LVIP American Century Value Fund, Service Class	723,915	6,162,660
LVIP JPMorgan Small Cap Core Fund, Service Class	171,077	255,424
LVIP Macquarie US REIT Fund, Service Class	26,572	718,223
Macquarie VIP Emerging Markets Series, Service Class	132,865	1,080,801
Macquarie VIP Energy Series, Service Class	121,186	391,096
Macquarie VIP International Core Equity Series, Service Class	189,209	62,722
Macquarie VIP Small Cap Value Series, Service Class	147,796	595,743
MFS Blended Research Core Equity Portfolio, Service Class	1,333,650	1,543,379
MFS Blended Research Small Cap Equity Portfolio, Service Class	59,057	360,100
MFS International Growth Portfolio, Service Class	13,281	111,798
MFS Technology Portfolio, Service Class	2,602,390	4,239,471
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	52,429	475,874
NVIT Emerging Markets Fund, Class D	624	2,448
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	98,436	2,043,092
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	376,856	757,140
PIMCO Low Duration Portfolio, Advisor Class	878,658	1,918,270
PIMCO Real Return Portfolio, Advisor Class	508,311	610,365
PIMCO Short-Term Portfolio, Advisor Class	1,517,644	2,339,604
PIMCO Total Return Portfolio, Advisor Class	5,961,071	2,413,244
Putnam VT Core Equity Fund, Class IB	264,927	258,804
Putnam VT Focused International Equity Fund, Class IB	9,833	264,211
Putnam VT Global Asset Allocation Fund, Class IB	113,676	323,664
Putnam VT Income Fund, Class IB	420,068	1,162,669

Subaccount	Purchases	Sales
Putnam VT International Equity Fund, Class IB	$26,021	$67,405
Putnam VT International Growth, Class IB	531	468
Putnam VT International Value Fund, Class IB	19,714	112,488
Putnam VT Large Cap Growth Fund, Class IB	681,395	1,403,947
Putnam VT Large Cap Value Fund, Class IB	55,628	139,685
Putnam VT Mortgage Securities Fund	8,867	4,060
Putnam VT Research Fund, Class IB	20,150	150,371
Putnam VT Small Cap Growth Fund, Class IB	-	111,500
Putnam VT Small Cap Value Fund, Class IB	132,745	231,771
T. Rowe Price Blue Chip Growth Portfolio, Class II	2,685,821	12,277,106
T. Rowe Price Health Sciences Portfolio, Class II	987,663	3,805,835
VanEck VIP Emerging Markets Fund, Initial Class	12,505	47,964
VanEck VIP Global Resources Fund	34,833	705,052
VanEck VIP Global Resources Fund, Class I	4,272	147,801

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024				2023
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio, Class I-2	196		714	(518)	54		522	(468)
Alger Large Cap Growth Portfolio, Class I-2	23		990	(967)	30		1,215	(1,185)
Alger Mid Cap Growth Portfolio, Class I-2	577		1,102	(525)	75		756	(681)
Alger Small Cap Growth Portfolio, Class I-2	643		2,387	(1,744)	1,860		3,456	(1,596)
Alger Weatherbie Specialized Growth Portfolio, Class I-2	-		-	-	0	*	1,359	(1,359)
ALPS Alerian Energy Infrastructure Portfolio, Class III	2,981		25,806	(22,825)	10,374		61,219	(50,845)
ALPS Global Opportunity Portfolio, Class III	4,290		18,062	(13,772)	1,335		53,850	(52,515)
American Funds IS Capital World Growth and Income Fund, Class 4	1,903		174,984	(173,081)	33,839		140,656	(106,817)
American Funds IS Growth Fund, Class 4	138,881		230,325	(91,444)	40,436		177,263	(136,827)
American Funds IS Growth-Income Fund, Class 4	83,757		268,310	(184,553)	19,501		169,650	(150,149)
American Funds IS International Fund, Class 4	3,262		57,118	(53,856)	5,747		109,020	(103,273)
American Funds IS New World Fund, Class 4	6,062		35,431	(29,369)	15,386		105,542	(90,156)
American Funds IS Washington Mutual Investors Fund, Class 4	7,077		120,939	(113,862)	16,104		379,456	(363,352)
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	4,470		4,799	(329)	749		1,262	(513)
BlackRock Global Allocation V.I. Fund, Class III	22,050		116,701	(94,651)	11,801		258,278	(246,477)
BlackRock High Yield V.I., Class III	207,308		252,776	(45,468)	72,046		370,577	(298,531)
BNY Mellon IP Technology Growth Portfolio, Service Shares	-		4,245	(4,245)	-		1,240	(1,240)
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	-		207	(207)	-		117	(117)
BNY Mellon VIF Appreciation Portfolio, Initial Shares	-		840	(840)	-		39	(39)
BNY Mellon VIF Appreciation Portfolio, Service Shares	-		1,428	(1,428)	-		870	(870)
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	87		567	(480)	429		51	378
ClearBridge Variable Large Cap Growth Portfolio, Class II	12,885		136,631	(123,746)	155,504		186,848	(31,344)
ClearBridge Variable Mid Cap Portfolio, Class II	-		23,391	(23,391)	-		12,221	(12,221)
ClearBridge Variable Small Cap Growth Portfolio, Class II	4,530		106,867	(102,337)	29,717		82,162	(52,445)
Columbia VP Select Small Cap Value Fund, Class 2	2,790		7,091	(4,301)	2,421		1,676	745
Columbia VP Seligman Global Technology Fund, Class 1	671		7,664	(6,993)	1,266		11,333	(10,067)
Columbia VP Seligman Global Technology Fund, Class 2	190		120	70	458		82	376
Columbia VP Small Cap Value Fund, Class 2	-		-	-	-		-	-
Columbia VP Strategic Income Fund, Class 2	11,476		57,185	(45,709)	30,125		91,174	(61,049)
Delaware VIP International Series, Service Class	0	*	21,147	(21,147)	535		19,242	(18,707)
Dimensional VA Equity Allocation Portfolio, Institutional	99		33	66	0	*	22	(22)
Dimensional VA Global Bond Portfolio	237		4,396	(4,159)	106		96	10

	2024				2023
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Dimensional VA Global Moderate Allocation Portfolio, Institutional	99,720		1,956	97,764	-	-	-
Dimensional VA International Small Portfolio	2,898		26,771	(23,873)	58	20,518	(20,460)
Dimensional VA International Value Portfolio	670		24,235	(23,565)	5,137	23,324	(18,187)
Dimensional VA Short-Term Fixed Portfolio	47,225		2,204	45,021	-	6	(6)
Dimensional VA US Large Value Portfolio	6,144		48,296	(42,152)	13,611	60,251	(46,640)
Dimensional VA US Targeted Value Portfolio	1,643		79,832	(78,189)	13,169	42,195	(29,026)
DWS Capital Growth VIP, Class B	0	*	34,254	(34,254)	-	27,784	(27,784)
DWS CROCI U.S. VIP, Class B	0	*	2,647	(2,647)	-	129	(129)
DWS Global Small Cap VIP, Class B	0	*	1,551	(1,551)	-	-	-
DWS Small Mid Cap Value VIP, Class B	-		84	(84)	-	207	(207)
Eaton Vance VT Floating-Rate Income, Initial Class	50,244		166,364	(116,120)	125,072	505,838	(380,766)
Empower Aggressive Profile Fund, Investor Class	7,029		93,370	(86,341)	13,381	157,071	(143,690)
Empower Ariel Mid Cap Value Fund, Investor Class	1,135		70,105	(68,970)	1,365	17,870	(16,505)
Empower Bond Index Fund, Investor Class	129,165		299,144	(169,979)	402,315	377,734	24,581
Empower Conservative Profile Fund, Class L	174,167		406,312	(232,145)	121,709	214,912	(93,203)
Empower Conservative Profile Fund, Investor Class	132,098		151,300	(19,202)	187,236	273,831	(86,595)
Empower Core Bond Fund, Investor Class	96,110		151,667	(55,557)	38,540	105,397	(66,857)
Empower Emerging Markets Equity Fund, Investor Class	2,517		24,566	(22,049)	4,872	25,559	(20,687)
Empower Global Bond Fund, Investor Class	26,584		135,403	(108,819)	8,193	94,467	(86,274)
Empower Government Money Market Fund, Investor Class	1,388,503		5,783,795	(4,395,292)	2,641,966	3,558,195	(916,229)
Empower High Yield Bond Fund, Class I	11,933		27,849	(15,916)	1,728	42,371	(40,643)
Empower Inflation-Protected Securities Fund, Investor Class	1,599		15,966	(14,367)	2,256	17,110	(14,854)
Empower International Growth Fund, Investor Class	2,468		37,390	(34,922)	2,137	59,751	(57,614)
Empower International Index Fund, Investor Class	73,989		160,316	(86,327)	78,127	274,603	(196,476)
Empower International Value Fund, Investor Class	6,523		47,925	(41,402)	28,890	82,872	(53,982)
Empower Large Cap Growth Fund, Investor Class	35,222		67,486	(32,264)	6,508	46,469	(39,961)
Empower Large Cap Value Fund, Investor Class	62,248		97,394	(35,146)	20,171	223,712	(203,541)
Empower Lifetime 2015 Fund, Investor Class	2,416		11,374	(8,958)	-	14,332	(14,332)
Empower Lifetime 2020 Fund, Investor Class	1,247		61,551	(60,304)	9	105,846	(105,837)
Empower Lifetime 2025 Fund, Investor Class	66		123,551	(123,485)	9,785	142,553	(132,768)
Empower Lifetime 2030 Fund, Investor Class	-		12,546	(12,546)	3,875	41,285	(37,410)
Empower Lifetime 2035 Fund, Investor Class	55		86,499	(86,444)	4,486	11,872	(7,386)
Empower Lifetime 2040 Fund, Investor Class	16,539		5,505	11,034	28	5,795	(5,767)
Empower Lifetime 2045 Fund, Investor Class	-		13,256	(13,256)	2,580	55,034	(52,454)
Empower Lifetime 2050 Fund, Investor Class	2,146		2,866	(720)	119	2,352	(2,233)
Empower Lifetime 2055 Fund, Investor Class	-		14,353	(14,353)	8,101	34,670	(26,569)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Empower Mid Cap Value Fund, Investor Class	48,509	24,719	23,790	4,584	64,663	(60,079)
Empower Moderate Profile Fund, Class L	107,927	2,751,372	(2,643,445)	78,997	2,397,280	(2,318,283)
Empower Moderate Profile Fund, Investor Class	36,345	949,302	(912,957)	29,292	1,342,618	(1,313,326)
Empower Moderately Aggressive Profile Fund, Investor Class	8	216,825	(216,817)	19,050	190,672	(171,622)
Empower Moderately Conservative Profile Fund, Class L	33,850	445,183	(411,333)	41,791	335,774	(293,983)
Empower Moderately Conservative Profile Fund, Investor Class	73,234	256,808	(183,574)	47,189	389,216	(342,027)
Empower Multi-Sector Bond Fund, Investor Class	30,245	122,233	(91,988)	24,151	174,718	(150,567)
Empower Real Estate Index Fund, Investor Class	6,657	61,672	(55,015)	4,001	140,064	(136,063)
Empower S&P 500 Index Fund, Investor Class	289,722	860,002	(570,280)	244,674	1,156,002	(911,328)
Empower S&P Mid Cap 400 Index Fund, Investor Class	17,249	283,828	(266,579)	37,067	401,836	(364,769)
Empower S&P Small Cap 600 Index Fund, Investor Class	54,654	294,943	(240,289)	51,086	435,225	(384,139)
Empower SecureFoundation Balanced Fund, Class L	169,377	3,826,245	(3,656,868)	83,710	3,693,444	(3,609,734)
Empower Short Duration Bond Fund, Investor Class	46,407	279,134	(232,727)	285,755	164,910	120,845
Empower Small Cap Growth Fund, Investor Class	3,514	122,693	(119,179)	116,751	25,919	90,832
Empower Small Cap Value Fund, Investor Class	18,261	27,770	(9,509)	18,254	68,139	(49,885)
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	16,576	160,132	(143,556)	19,351	219,868	(200,517)
Empower U.S. Government Securities Fund, Investor Class	17,941	78,062	(60,121)	18,639	98,057	(79,418)
Federated Hermes High Income Bond Fund II, Service Shares	6,826	41,089	(34,263)	9,541	18,548	(9,007)
Fidelity VIP Asset Manager Portfolio, Initial Class	6	1,350	(1,344)	7	534	(527)
Fidelity VIP Balanced Portfolio, Service Class 2	57,791	772,060	(714,269)	62,077	545,296	(483,219)
Fidelity VIP Contrafund Portfolio	353	2,270	(1,917)	92	540	(448)
Fidelity VIP Government Money Market Portfolio, Initial Class	4,891,137	1,935,298	2,955,839	22,246	16,618	5,628
Fidelity VIP Growth Opportunities Portfolio, Initial Class	74	201	(127)	725	2,047	(1,322)
Fidelity VIP Growth Portfolio, Initial Class	365	1,061	(696)	6	788	(782)
Fidelity VIP High Income Portfolio, Initial Class	-	130	(130)	-	483	(483)
Fidelity VIP Index 500 Portfolio, Initial Class	13	579	(566)	17	530	(513)
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	22,156	54,594	(32,438)	6,125	54,979	(48,854)
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	546	664	(118)	122	2,427	(2,305)
Fidelity VIP Overseas Portfolio, Initial Class	-	38	(38)	-	458	(458)
First Trust/Dow Jones Dividend & Income Allocation Portfolio	-	32,971	(32,971)	2,316	116,556	(114,240)
Franklin Income VIP Fund, Class 4	2,081	105,288	(103,207)	7,659	399,544	(391,885)
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	907	979	(72)	342	477	(135)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	-	31,405	(31,405)	-	66,213	(66,213)
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	435	-	435	-	-	-
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	20	18	2	23	19	4
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	32,176	62,031	(29,855)	714	37,115	(36,401)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
Invesco Oppenheimer V.I. International Growth Fund, Series II	51	37,233	(37,182)	86		66,215	(66,129)
Invesco V.I. Core Equity Fund, Series II	-	32	(32)	-		37	(37)
Invesco V.I. Core Plus Bond Fund, Series II	5,521	70,253	(64,732)	12,359		67,119	(54,760)
Invesco V.I. EQV International Equity Fund, Series II	14	25,441	(25,427)	966		38,341	(37,375)
Invesco V.I. Global Real Estate Fund, Series II	1,884	31,397	(29,513)	2,172		31,524	(29,352)
Invesco V.I. Growth and Income Fund, Series II	4,149	87,018	(82,869)	3,039		123,630	(120,591)
Invesco V.I. Main Street Small Cap Fund, Series II	2,486	37,306	(34,820)	8,496		88,870	(80,374)
Invesco V.I. Small Cap Equity Fund, Series II	-	2,543	(2,543)	-		8,733	(8,733)
Janus Henderson Flexible Bond Portfolio, Service Shares	14,968	74,457	(59,489)	8,927		55,235	(46,308)
Janus Henderson Overseas Fund, Class S	-	107	(107)	-		110	(110)
Janus Henderson Overseas Portfolio, Institutional Shares	418	893	(475)	530		56	474
Janus Henderson VIT Balanced Portfolio, Service Shares	28,159	335,815	(307,656)	79,208		976,289	(897,081)
Janus Henderson VIT Enterprise Portfolio, Service Shares	6,440	100,370	(93,930)	6,529		137,147	(130,618)
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	-	471	(471)	-		118	(118)
JPMorgan Insurance Trust Global Allocation Portfolio, Class 2	-	-	-	-		21,026	(21,026)
JPMorgan Insurance Trust Income Builder Portfolio, Class 2	-	-	-	0	*	63,930	(63,930)
Lord Abbett Series Fund Developing Growth Portfolio	-	936	(936)	-		11,248	(11,248)
LVIP American Century Inflation Protection Fund, Service Class	13,426	47,963	(34,537)	1,502		53,775	(52,273)
LVIP American Century Mid Cap Value Fund, Service Class	6,084	103,239	(97,155)	19,385		221,699	(202,314)
LVIP American Century Value Fund, Service Class	2,988	333,774	(330,786)	139,253		284,719	(145,466)
LVIP JPMorgan Small Cap Core Fund, Service Class	11,630	18,554	(6,924)	3,633		7,339	(3,706)
LVIP Macquarie US REIT Fund, Service Class	1,375	54,733	(53,358)	406		27,910	(27,504)
Macquarie VIP Emerging Markets Series, Service Class	6,803	79,185	(72,382)	2,523		51,134	(48,611)
Macquarie VIP Energy Series, Service Class	7,907	41,596	(33,689)	63,020		207,141	(144,121)
Macquarie VIP International Core Equity Series, Service Class	18,640	6,032	12,608	-		-	-
Macquarie VIP Small Cap Value Series, Service Class	3,477	32,845	(29,368)	2,670		85,111	(82,441)
MFS Blended Research Core Equity Portfolio, Service Class	38,481	55,219	(16,738)	41,231		85,095	(43,864)
MFS Blended Research Small Cap Equity Portfolio, Service Class	1,629	22,039	(20,410)	2,436		38,233	(35,797)
MFS International Growth Portfolio, Service Class	710	8,337	(7,627)	6,007		1,867	4,140
MFS Technology Portfolio, Service Class	71,197	111,950	(40,753)	27,546		198,489	(170,943)
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	-	17,541	(17,541)	2,217		34,995	(32,778)
NVIT Emerging Markets Fund, Class D	-	166	(166)	-		127	(127)
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	7,337	160,543	(153,206)	143,266		81,278	61,988
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	38,544	85,361	(46,817)	134,325		246,487	(112,162)
PIMCO Low Duration Portfolio, Advisor Class	75,582	190,992	(115,410)	141,409		90,591	50,818
PIMCO Real Return Portfolio, Advisor Class	41,067	54,147	(13,080)	14,817		77,170	(62,353)

	2024				2023
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
PIMCO Short-Term Portfolio, Advisor Class	120,034		209,145	(89,111)	172,451		388,661	(216,210)
PIMCO Total Return Portfolio, Advisor Class	509,833		219,968	289,865	102,894		233,916	(131,022)
Putnam VT Core Equity Fund, Class IB	6,038		8,748	(2,710)	5,864		22,765	(16,901)
Putnam VT Focused International Equity Fund, Class IB	-		17,593	(17,593)	3,121		32,996	(29,875)
Putnam VT Global Asset Allocation Fund, Class IB	5,564		19,114	(13,550)	-		100,715	(100,715)
Putnam VT Income Fund, Class IB	28,166		113,760	(85,594)	13,127		56,281	(43,154)
Putnam VT International Equity Fund, Class IB	1,317		4,798	(3,481)	363		28,994	(28,631)
Putnam VT International Growth, Class IB	-		-	-	-		5,033	(5,033)
Putnam VT International Value Fund, Class IB	834		7,058	(6,224)	13,513		18,619	(5,106)
Putnam VT Large Cap Growth Fund, Class IB	8,753		38,193	(29,440)	36,382		73,917	(37,535)
Putnam VT Large Cap Value Fund, Class IB	0	*	5,761	(5,761)	-		27,802	(27,802)
Putnam VT Mortgage Securities Fund	164		346	(182)	500		5,046	(4,546)
Putnam VT Multi Asset Absolute Return Fund	-		-	-	5,710		46,698	(40,988)
Putnam VT Research Fund, Class IB	477		5,850	(5,373)	-		5,048	(5,048)
Putnam VT Small Cap Growth Fund, Class IB	-		4,780	(4,780)	0	*	9,484	(9,484)
Putnam VT Small Cap Value Fund, Class IB	5,444		12,695	(7,251)	21,861		56,195	(34,334)
T. Rowe Price Blue Chip Growth Portfolio, Class II	38,119		418,987	(380,868)	61,597		536,801	(475,204)
T. Rowe Price Health Sciences Portfolio, Class II	16,662		176,268	(159,606)	24,896		259,357	(234,461)
VanEck VIP Emerging Markets Fund, Initial Class	316		1,429	(1,113)	1,612		121	1,491
VanEck VIP Global Resources Fund	2,437		65,323	(62,886)	10,439		40,209	(29,770)
VanEck VIP Global Resources Fund, Class I	-		3,470	(3,470)	1,541		3,198	(1,657)

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, net amount at risk, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. If applicable, the charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0 - $30 annually

Fund Facilitation Fee
The Company deducts a fund facilitation fee from certain Subaccount assets open in select products. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk within the Statements of Operations.	0.35% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.20% - 1.40% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.0% - 3.5% of each payment, if applicable

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Policies. The charge is a percent of the amount withdrawn or surrendered based on the number of full years which have elapsed between the date the Contract was issued and the surrender date, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.0% - 6.0% of withdrawn or surrendered amount

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$15 - $25 per transfer, after the first 12 transfers in any calendar year

Expense Type	Range
Charge for Optional Benefits (Guaranteed Lifetime Withdrawal Benefit)
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Contract owner. The charge is deducted quarterly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.65% - 2.25% of net asset base

Expenses of the Portfolio
This fee, if applicable, is assessed to provide compensation for administrative services performed in connection with the subaccounts. Such compensation is assessed against the value of the assets invested in the relevant subaccounts and is recorded as Investment advisory expenses in the Statements of Operations.	0.00% - 0.35% annually

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These  products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Alger Capital Appreciation Portfolio, Class I-2
2024	6	$365.03	$348.96	$2,042	0.00%	1.25%	1.40%	46.29%	46.06%
2023	6	249.53	238.91	1,520	0.00%	1.25%	1.40%	41.36%	41.15%
2022	7	176.52	169.26	1,157	0.00%	1.25%	1.40%	(32.10)%	(39.89)%
2021	9	281.58	259.96	2,376	0.00%	1.25%	1.55%	22.33%	8.61%
2020	10	230.19	239.35	2,200	0.00%	1.00%	1.40%	39.79%	40.00%
Alger Large Cap Growth Portfolio, Class I-2
2024	4	342.61	324.62	1,430	0.00%	1.25%	1.40%	41.10%	40.89%
2023	5	242.81	230.40	1,237	0.00%	1.25%	1.40%	31.03%	30.83%
2022	7	185.31	167.49	1,154	0.00%	1.25%	1.55%	(33.17)%	(45.24)%
2021	7	305.88	277.29	2,051	0.00%	1.25%	1.55%	21.48%	0.13%
2020	7	251.80	276.93	1,944	0.20%	1.00%	1.55%	64.47%	64.96%
Alger Mid Cap Growth Portfolio, Class I-2
2024	10	168.49	160.63	1,666	0.00%	1.25%	1.40%	19.56%	19.38%
2023	11	140.93	134.56	1,467	0.00%	1.25%	1.40%	21.65%	21.47%
2022	12	115.85	110.78	1,284	0.00%	1.25%	1.40%	(31.21)%	(39.64)%
2021	12	183.51	168.41	2,194	0.00%	1.25%	1.55%	7.30%	(5.56)%
2020	13	171.02	178.32	2,323	0.00%	1.00%	1.40%	62.33%	62.61%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Alger Small Cap Growth Portfolio, Class I-2
2024	4	$31.03	$160.47	$294	0.42%	0.25%	1.40%	7.86%	6.62%
2023	6	28.77	150.51	313	0.00%	0.25%	1.40%	16.20%	14.88%
2022	7	24.76	131.02	306	0.00%	0.25%	1.40%	7.98%	(41.85)%
2021	9	225.30	22.93	571	0.00%	0.25%	1.55%	(2.64)%	(46.35)%
2020	12	231.40	42.74	674	1.22%	0.00%	1.40%	64.83%	66.74%
Alger Weatherbie Specialized Growth Portfolio, Class I-2
2023	-	-	-	-	0.00%	1.00%	1.20%	(0.75)%	(0.89)%
2022	1	20.02	19.67	25	0.00%	1.00%	1.20%	(26.00)%	(42.74)%
2021	1	34.36	27.05	41	0.00%	0.25%	1.20%	13.51%	(11.83)%
2020	9	30.27	30.68	277	0.00%	1.00%	1.20%	56.94%	57.25%
ALPS Alerian Energy Infrastructure Portfolio, Class III
2024	47	18.46	20.70	961	3.68%	0.20%	1.20%	40.32%	38.91%
2023	70	13.15	14.90	1,012	2.39%	0.20%	1.20%	13.68%	12.55%
2022	120	11.57	13.24	1,536	4.65%	0.20%	1.20%	18.32%	9.79%
2021	105	12.06	9.78	1,181	2.08%	0.20%	1.20%	43.74%	36.02%
2020	98	8.39	7.19	798	3.24%	0.00%	1.20%	(26.01)%	(25.29)%
ALPS Global Opportunity Portfolio, Class III
2024	38	22.01	19.62	774	7.49%	0.20%	1.20%	17.77%	16.59%
2023	52	18.69	16.83	891	0.00%	0.20%	1.20%	28.54%	27.27%
2022	104	14.54	13.22	1,392	10.13%	0.20%	1.20%	(22.76)%	(35.69)%
2021	147	20.56	18.82	2,791	4.39%	0.20%	1.20%	24.15%	13.58%
2020	152	16.56	16.57	2,354	12.37%	0.00%	1.20%	7.93%	9.05%
American Funds IS Capital World Growth and Income Fund, Class 4
2024	217	18.69	17.31	3,840	1.25%	0.20%	1.20%	13.47%	12.33%
2023	390	16.48	15.41	6,100	1.64%	0.20%	1.20%	20.41%	19.22%
2022	497	13.68	12.93	6,474	2.13%	0.20%	1.20%	(13.78)%	(22.26)%
2021	549	16.63	15.87	8,776	1.45%	0.20%	1.20%	18.53%	9.00%
2020	581	14.03	14.56	8,194	1.18%	0.00%	1.20%	7.21%	8.33%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Growth Fund, Class 4
2024	409	$28.58	$26.74	$11,348	0.17%	0.20%	1.20%	31.03%	29.72%
2023	501	21.81	20.61	10,455	0.17%	0.20%	1.20%	37.86%	36.50%
2022	638	15.82	15.10	9,706	0.10%	0.20%	1.20%	(27.65)%	(33.44)%
2021	698	22.69	21.87	15,365	0.06%	0.20%	1.20%	24.74%	17.08%
2020	885	18.19	18.68	16,220	0.24%	0.00%	1.20%	49.96%	51.39%
American Funds IS Growth-Income Fund, Class 4
2024	188	21.51	20.12	3,902	0.80%	0.20%	1.20%	23.67%	22.43%
2023	373	17.39	16.43	6,227	1.08%	0.20%	1.20%	25.57%	24.33%
2022	523	13.85	13.22	6,975	1.05%	0.20%	1.20%	(13.77)%	(20.67)%
2021	584	16.66	16.06	9,445	0.94%	0.20%	1.20%	26.88%	19.14%
2020	622	13.13	13.48	8,206	1.30%	0.00%	1.20%	11.92%	13.02%
American Funds IS International Fund, Class 4
2024	219	14.47	12.05	2,764	0.95%	0.20%	1.20%	2.72%	1.70%
2023	273	14.09	11.85	3,366	1.00%	0.20%	1.20%	15.33%	14.18%
2022	376	12.21	10.38	4,030	1.45%	0.20%	1.20%	(6.34)%	(33.04)%
2021	440	15.50	13.04	6,005	2.26%	0.20%	1.20%	13.14%	(17.47)%
2020	439	13.70	15.80	6,130	0.47%	0.00%	1.20%	12.26%	13.40%
American Funds IS New World Fund, Class 4
2024	170	17.31	16.29	2,872	1.14%	0.20%	1.20%	6.12%	5.06%
2023	199	16.31	15.51	3,173	1.08%	0.20%	1.20%	15.44%	14.29%
2022	290	14.13	13.57	4,001	1.08%	0.20%	1.20%	(20.00)%	(27.24)%
2021	317	18.65	17.66	5,676	0.64%	0.20%	1.20%	9.13%	1.26%
2020	334	17.09	17.44	5,758	0.04%	0.00%	1.20%	21.79%	23.05%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
American Funds IS Washington Mutual Investors Fund, Class 4
2024	206		$19.70	$18.43	$3,895	1.28%	0.20%	1.20%	18.61%	17.43%
2023	319		16.61	15.69	5,101	1.34%	0.20%	1.20%	16.74%	15.58%
2022	683		14.23	13.58	9,544	2.47%	0.20%	1.20%	(5.47)%	(13.02)%
2021	318		15.61	15.05	4,843	1.26%	0.20%	1.20%	30.74%	22.66%
2020	353		11.94	12.27	4,249	1.79%	0.00%	1.20%	7.22%	8.28%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2024	0	*	14.89	14.89	6	2.44%	0.25%	0.25%	11.08%	11.08%
2023	1		13.40	13.40	10	2.47%	0.25%	0.25%	0.43%	0.43%
2022	1		11.25	11.25	14	0.23%	1.20%	1.20%	(16.02)%	(18.28)%
2021	2		13.77	13.40	30	0.79%	0.20%	1.20%	13.33%	8.59%
2020	6		12.15	12.34	68	1.55%	0.00%	1.20%	12.98%	14.04%
BlackRock Global Allocation V.I. Fund, Class III
2024	233		16.09	14.94	3,442	1.27%	0.20%	1.20%	8.71%	7.62%
2023	327		14.80	13.88	4,494	1.90%	0.20%	1.20%	12.27%	11.15%
2022	574		13.18	12.49	7,048	0.00%	0.20%	1.20%	(9.40)%	(22.86)%
2021	783		16.19	14.55	11,558	0.82%	0.20%	1.20%	13.06%	(1.82)%
2020	866		14.32	14.82	12,127	1.40%	0.00%	1.20%	19.26%	20.47%
BlackRock High Yield V.I., Class III
2024	396		14.42	13.82	5,644	6.72%	0.20%	1.20%	7.64%	6.56%
2023	441		13.40	12.97	5,809	6.28%	0.20%	1.20%	12.70%	11.58%
2022	740		11.89	11.62	8,677	5.04%	0.20%	1.20%	(9.60)%	(17.80)%
2021	897		14.14	13.15	11,875	4.27%	0.20%	1.20%	11.69%	3.71%
2020	787		12.66	12.68	9,994	5.44%	0.00%	1.20%	5.75%	6.85%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
BNY Mellon IP Technology Growth Portfolio, Service Shares
2024	6	$61.37	$39.87	$389	0.00%	0.25%	1.00%	25.07%	24.13%
2023	11	49.07	32.12	519	0.00%	0.25%	1.00%	58.61%	57.43%
2022	12	30.94	20.03	356	0.00%	0.25%	1.20%	(4.42)%	(65.46)%
2021	16	57.99	32.37	863	0.00%	0.25%	1.20%	70.31%	(37.28)%
2020	17	34.05	51.61	791	0.07%	0.00%	1.20%	67.59%	69.17%
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares
2024	4	134.11	127.94	520	0.53%	1.25%	1.40%	23.33%	23.14%
2023	4	108.74	103.90	444	0.72%	1.25%	1.40%	22.29%	22.11%
2022	4	88.92	85.09	374	0.52%	1.25%	1.40%	(13.42)%	(27.11)%
2021	4	116.74	102.70	495	0.74%	1.25%	1.55%	30.68%	10.34%
2020	4	89.33	93.08	397	1.16%	1.00%	1.40%	22.43%	22.60%
BNY Mellon VIF Appreciation Portfolio, Initial Shares
2024	1	168.51	160.12	189	0.40%	1.25%	1.40%	11.40%	11.23%
2023	2	151.27	143.95	290	0.72%	1.25%	1.40%	19.47%	19.29%
2022	2	126.61	120.67	248	0.64%	1.25%	1.40%	(11.44)%	(22.88)%
2021	3	156.47	142.97	381	0.44%	1.25%	1.55%	31.34%	14.72%
2020	3	119.13	124.63	310	0.85%	1.00%	1.40%	21.97%	22.16%
BNY Mellon VIF Appreciation Portfolio, Service Shares
2024	23	40.14	29.14	754	0.18%	0.25%	1.20%	12.20%	11.99%
2023	24	35.78	26.02	718	0.48%	0.25%	1.20%	20.37%	19.23%
2022	25	29.72	21.83	625	0.43%	0.25%	1.20%	25.52%	(40.12)%
2021	26	36.45	23.68	792	0.20%	0.25%	1.20%	68.98%	(17.86)%
2020	28	21.57	28.83	706	0.60%	0.00%	1.20%	21.88%	23.08%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
BNY Mellon VIF Growth and Income Portfolio, Initial Shares
2024	3	$146.95	$146.95	$421	0.54%	1.40%	1.40%	21.01%	21.01%
2023	3	121.44	121.44	406	0.66%	1.40%	1.40%	24.93%	24.93%
2022	3	101.49	97.21	289	0.77%	1.25%	1.40%	(4.00)%	(19.43)%
2021	4	120.64	105.72	412	0.47%	1.25%	1.55%	29.15%	8.72%
2020	4	93.41	97.24	366	0.83%	1.00%	1.40%	22.91%	23.10%
ClearBridge Variable Large Cap Growth Portfolio, Class II
2024	154	29.18	27.03	4,254	0.00%	0.20%	1.20%	27.31%	26.03%
2023	278	22.92	21.44	6,076	0.00%	0.20%	1.20%	43.38%	41.96%
2022	309	15.99	15.11	4,702	0.00%	0.20%	1.20%	(29.32)%	(36.26)%
2021	363	23.70	22.62	8,280	0.00%	0.20%	1.20%	25.93%	15.82%
2020	402	18.82	19.53	7,608	0.02%	0.00%	1.20%	28.84%	30.19%
ClearBridge Variable Mid Cap Portfolio, Class II
2024	43	16.46	15.48	691	0.33%	0.40%	1.20%	9.29%	8.41%
2023	66	15.06	14.27	969	0.02%	0.40%	1.20%	12.17%	11.28%
2022	78	13.42	12.83	1,024	0.09%	0.40%	1.20%	(22.99)%	(29.75)%
2021	83	18.26	17.43	1,473	0.03%	0.20%	1.20%	32.90%	23.18%
2020	86	13.74	14.15	1,194	0.04%	0.00%	1.20%	13.72%	14.65%
ClearBridge Variable Small Cap Growth Portfolio, Class II
2024	132	20.45	18.33	2,511	0.00%	0.20%	1.20%	4.03%	2.98%
2023	235	19.66	17.80	4,302	0.00%	0.20%	1.20%	7.91%	6.84%
2022	287	18.22	16.66	4,874	0.00%	0.20%	1.20%	(23.28)%	(35.69)%
2021	342	25.91	23.75	8,273	0.00%	0.20%	1.20%	18.20%	3.49%
2020	362	21.92	22.95	7,858	0.00%	0.00%	1.20%	41.21%	42.61%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Columbia VP Select Small Cap Value Fund, Class 2
2024	11	$26.65	$26.10	$278	0.00%	1.25%	1.40%	12.24%	12.07%
2023	15	23.74	23.29	348	0.00%	1.25%	1.40%	11.45%	11.28%
2022	14	21.30	20.93	297	0.00%	1.25%	1.40%	(13.23)%	(17.44)%
2021	15	25.35	24.55	381	0.00%	1.25%	1.55%	30.87%	24.87%
2020	15	19.37	19.66	294	0.00%	1.00%	1.40%	7.43%	7.57%
Columbia VP Seligman Global Technology Fund, Class 1
2024	104	86.30	84.53	8,797	0.00%	1.25%	1.40%	25.33%	25.14%
2023	111	68.86	67.55	7,502	0.00%	1.25%	1.40%	43.49%	43.27%
2022	121	47.99	47.15	5,713	0.00%	1.25%	1.40%	(30.35)%	(33.76)%
2021	129	71.17	68.90	9,028	0.40%	1.25%	1.55%	39.33%	32.93%
2020	138	51.08	51.83	7,049	0.00%	1.00%	1.40%	44.17%	44.39%
Columbia VP Seligman Global Technology Fund, Class 2
2024	2	187.35	180.54	366	0.00%	1.25%	1.40%	25.00%	24.81%
2023	2	149.88	144.65	283	0.00%	1.25%	1.40%	43.08%	42.86%
2022	2	104.75	101.25	160	0.00%	1.25%	1.40%	(28.14)%	(34.96)%
2021	2	155.66	145.77	248	0.29%	1.25%	1.55%	41.28%	28.26%
2020	2	110.18	113.65	205	0.00%	1.00%	1.40%	43.78%	43.99%
Columbia VP Small Cap Value Fund, Class 2
2024	1	34.53	22.80	29	0.55%	0.25%	1.00%	8.40%	7.59%
2023	1	31.85	21.19	26	0.43%	0.25%	1.00%	21.36%	20.46%
2022	1	26.24	17.59	22	0.49%	0.25%	1.00%	36.61%	(39.14)%
2021	1	28.90	19.21	24	0.51%	0.25%	1.20%	88.77%	(14.58)%
2020	1	15.31	22.49	19	0.40%	0.00%	1.00%	7.48%	8.30%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Columbia VP Strategic Income Fund, Class 2
2024	171	$11.88	$11.11	$1,997	4.23%	0.20%	1.20%	4.30%	3.25%
2023	217	11.39	10.76	2,414	3.34%	0.20%	1.20%	8.98%	7.90%
2022	278	10.45	9.98	2,845	2.77%	0.20%	1.20%	(8.39)%	(15.74)%
2021	323	11.84	11.41	3,757	5.22%	0.20%	1.20%	4.23%	(2.23)%
2020	286	11.36	11.67	3,298	3.83%	0.00%	1.20%	5.31%	6.39%
Delaware VIP International Series, Service Class
2024	-	-	-	-	1.89%	1.20%	1.20%	1.48%	1.48%
2023	21	9.76	9.76	206	1.24%	1.20%	1.20%	11.93%	11.93%
2022	40	8.72	8.72	348	1.29%	1.20%	1.20%	(18.55)%	(19.38)%
2021	44	10.82	10.71	476	0.95%	0.20%	1.20%	6.39%	5.31%
2020	55	10.17	10.17	558	0.00%	0.00%	1.20%	1.70%	1.70%
Dimensional VA Equity Allocation Portfolio, Institutional
2024	44	20.24	20.00	895	1.92%	0.55%	0.75%	14.46%	5.47%
2023	44	17.69	17.69	781	2.22%	0.55%	0.55%	19.49%	19.49%
2022	44	14.80	14.80	654	1.80%	0.55%	0.55%	(13.65)%	(14.15)%
2021	44	17.24	17.14	762	2.16%	0.55%	0.75%	23.67%	22.96%
2020	44	13.94	13.94	617	1.98%	1.00%	0.55%	11.51%	11.51%
Dimensional VA Global Bond Portfolio
2024	3	10.49	10.49	30	2.59%	0.55%	0.55%	4.80%	4.80%
2023	7	10.00	10.00	70	3.98%	0.55%	0.55%	4.48%	4.48%
2022	7	9.58	9.58	67	1.53%	0.55%	0.55%	(6.30)%	(6.85)%
2021	8	10.28	10.22	77	0.75%	0.55%	0.75%	(1.15)%	(2.20)%
2020	7	10.40	10.45	75	0.01%	1.00%	0.75%	0.71%	0.92%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Dimensional VA Global Moderate Allocation Portfolio, Institutional
2024	120	$16.60	$16.41	$1,972	4.16%	0.55%	0.75%	11.37%	5.70%
2023	22	14.91	14.91	327	2.72%	0.55%	0.55%	14.10%	14.10%
2022	22	13.07	13.07	286	1.47%	0.55%	0.55%	(10.93)%	(11.47)%
2021	22	14.76	14.67	323	1.48%	0.55%	0.75%	13.63%	12.93%
2020	22	12.99	12.99	285	3.43%	1.00%	0.55%	10.66%	10.66%
Dimensional VA International Small Portfolio
2024	43	12.23	10.91	495	2.79%	0.55%	1.55%	3.24%	2.21%
2023	67	11.84	10.67	754	2.88%	0.55%	1.55%	13.49%	12.36%
2022	87	10.44	9.50	871	2.53%	0.55%	1.55%	(10.88)%	(25.47)%
2021	94	12.74	11.71	1,156	2.59%	0.55%	1.55%	22.74%	4.74%
2020	97	10.38	11.18	1,048	2.33%	1.00%	1.55%	7.69%	8.79%
Dimensional VA International Value Portfolio
2024	76	13.69	12.13	989	3.55%	0.55%	1.55%	6.03%	4.97%
2023	99	12.91	11.56	1,226	4.55%	0.55%	1.55%	17.21%	16.05%
2022	118	11.01	9.96	1,236	3.85%	0.55%	1.55%	5.07%	(13.18)%
2021	125	11.47	10.48	1,365	3.96%	0.55%	1.55%	27.30%	7.38%
2020	130	9.01	9.76	1,215	2.54%	1.00%	1.55%	(3.25)%	(2.27)%
Dimensional VA Short-Term Fixed Portfolio
2024	48	10.90	10.90	527	6.77%	0.55%	0.55%	4.90%	4.90%
2023	3	10.39	10.39	34	3.86%	0.55%	0.55%	4.41%	4.41%
2022	3	9.95	9.95	33	0.53%	0.55%	0.55%	(1.06)%	(1.74)%
2021	9	10.13	10.06	94	0.01%	0.55%	0.75%	(0.30)%	(1.37)%
2020	4	10.16	10.20	37	0.58%	1.00%	0.75%	(0.20)%	0.00%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Dimensional VA US Large Value Portfolio
2024	183	$17.15	$14.86	$2,968	1.87%	0.55%	1.55%	12.76%	11.63%
2023	225	15.21	13.32	3,255	2.02%	0.55%	1.55%	10.32%	9.22%
2022	272	13.79	12.19	3,563	2.18%	0.55%	1.55%	5.92%	(16.38)%
2021	298	14.58	13.02	4,155	1.75%	0.55%	1.55%	40.06%	12.82%
2020	351	10.41	11.54	3,847	2.50%	1.00%	1.55%	(2.93)%	(1.88)%
Dimensional VA US Targeted Value Portfolio
2024	63	18.68	16.70	1,105	1.01%	0.55%	1.55%	7.54%	6.47%
2023	142	17.37	15.69	2,281	1.42%	0.55%	1.55%	19.38%	18.19%
2022	171	14.55	13.27	2,327	1.29%	0.55%	1.55%	3.41%	(13.07)%
2021	175	15.27	14.07	2,521	1.43%	0.55%	1.55%	49.27%	28.03%
2020	175	10.23	10.99	1,827	2.01%	1.00%	1.55%	2.33%	3.43%
DWS Capital Growth VIP, Class B
2024	-	-	-	-	0.00%	0.20%	1.20%	17.41%	16.86%
2023	34	27.04	25.27	1,435	0.00%	0.20%	1.20%	37.90%	36.53%
2022	62	19.61	24.24	1,924	0.00%	0.20%	1.20%	(27.68)%	(55.14)%
2021	65	54.02	27.11	2,888	0.00%	0.20%	1.20%	84.12%	16.50%
2020	67	29.34	23.27	2,422	0.28%	0.00%	1.20%	37.04%	38.40%
DWS CROCI U.S. VIP, Class B
2024	-	-	-	-	1.22%	0.25%	1.00%	9.81%	9.43%
2023	3	21.75	15.18	49	1.39%	0.25%	1.00%	20.07%	19.18%
2022	3	18.11	12.74	43	1.59%	0.25%	1.00%	20.68%	(40.85)%
2021	3	21.53	15.01	60	1.64%	0.25%	1.20%	78.97%	(12.22)%
2020	5	12.03	17.10	79	2.33%	0.00%	1.20%	(13.48)%	(12.64)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
DWS Global Small Cap VIP, Class B
2024	-	$-	$-	$-	1.16%	0.25%	1.20%	(0.40)%	(0.84)%
2023	2	20.99	12.33	30	0.60%	0.25%	1.20%	23.89%	22.72%
2022	2	16.94	10.05	24	0.25%	0.25%	1.20%	26.25%	(55.17)%
2021	2	22.41	13.42	34	0.07%	0.20%	1.20%	89.27%	(31.53)%
2020	2	11.84	19.60	30	0.63%	0.00%	1.20%	15.55%	16.66%
DWS Small Mid Cap Value VIP, Class B
2024	12	25.11	16.79	303	0.81%	0.25%	1.00%	5.53%	4.73%
2023	12	23.79	16.03	289	0.80%	0.25%	1.00%	14.30%	13.45%
2022	12	20.82	14.13	257	0.46%	0.25%	1.00%	24.36%	(43.23)%
2021	12	24.89	16.74	307	0.86%	0.25%	1.20%	88.28%	(12.72)%
2020	12	13.22	19.18	237	1.21%	0.00%	1.00%	(2.09)%	(1.36)%
Eaton Vance VT Floating-Rate Income, Initial Class
2024	305	13.41	12.91	4,040	7.91%	0.20%	1.20%	7.46%	6.39%
2023	422	12.48	12.14	5,185	8.18%	0.20%	1.20%	10.99%	9.89%
2022	802	11.24	11.05	8,946	4.63%	0.20%	1.20%	(2.00)%	(8.94)%
2021	786	12.13	11.47	9,089	2.87%	0.20%	1.20%	8.01%	2.41%
2020	577	11.23	11.20	6,494	3.53%	0.00%	1.20%	0.80%	1.82%
Empower Aggressive Profile Fund, Investor Class
2024	259	18.65	17.27	4,635	2.90%	0.20%	1.20%	11.72%	10.60%
2023	346	16.69	15.62	5,530	2.83%	0.20%	1.20%	16.71%	15.55%
2022	489	14.30	13.52	6,718	1.53%	0.20%	1.20%	(11.26)%	(20.03)%
2021	538	16.90	16.12	8,772	5.36%	0.20%	1.20%	23.72%	13.76%
2020	632	13.66	14.17	8,708	1.75%	0.00%	1.20%	10.67%	11.73%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Ariel Mid Cap Value Fund, Investor Class
2024	-	$-	$-	$-	6.05%	0.20%	1.20%	6.13%	5.26%
2023	69	15.97	14.90	1,176	2.39%	0.20%	1.20%	10.23%	9.13%
2022	85	14.49	13.65	1,302	4.88%	0.20%	1.20%	(8.72)%	(57.62)%
2021	110	32.21	15.87	1,910	2.26%	0.20%	1.20%	153.02%	19.86%
2020	99	12.73	13.24	1,388	2.76%	0.00%	1.20%	7.80%	8.83%
Empower Bond Index Fund, Investor Class
2024	1,371	10.44	9.70	14,261	2.25%	0.20%	1.20%	0.62%	(0.39)%
2023	1,541	10.37	9.74	15,841	2.05%	0.20%	1.20%	4.81%	3.77%
2022	1,516	9.90	9.38	14,866	1.15%	0.20%	1.20%	(10.01)%	(24.40)%
2021	1,771	12.41	11.00	20,202	0.80%	0.20%	1.20%	6.07%	(6.78)%
2020	2,060	11.70	11.80	24,244	1.56%	0.00%	1.20%	5.89%	6.94%
Empower Conservative Profile Fund, Class L
2024	305	12.44	11.89	3,665	1.64%	0.20%	1.20%	1.39%	3.54%
2023	537	12.27	11.48	6,251	1.99%	0.20%	1.20%	7.82%	6.75%
2022	630	11.38	10.76	6,853	1.08%	0.20%	1.20%	(6.08)%	(15.31)%
2021	718	12.70	12.12	8,766	1.52%	0.20%	1.20%	9.86%	1.08%
2020	770	11.56	11.99	8,948	1.17%	0.00%	1.20%	6.63%	7.74%
Empower Conservative Profile Fund, Investor Class
2024	657	13.08	12.11	8,270	2.98%	0.20%	1.20%	4.88%	3.83%
2023	676	12.47	11.66	8,089	2.88%	0.20%	1.20%	8.03%	6.96%
2022	763	11.54	10.90	8,495	1.59%	0.20%	1.20%	(5.79)%	(15.08)%
2021	1,193	12.84	12.25	14,827	2.39%	0.20%	1.20%	10.12%	1.24%
2020	1,216	11.66	12.10	14,326	2.11%	0.00%	1.20%	6.97%	8.00%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Core Bond Fund, Investor Class
2024	561	$10.79	$10.14	$6,181	2.89%	0.20%	1.20%	1.32%	0.31%
2023	617	10.65	10.11	6,704	2.24%	0.20%	1.20%	5.99%	4.94%
2022	684	10.05	9.63	6,984	1.12%	0.20%	1.20%	(12.04)%	(26.55)%
2021	806	13.11	11.42	9,636	0.79%	0.20%	1.20%	11.57%	(4.91)%
2020	796	11.75	12.01	9,690	3.14%	0.00%	1.20%	6.77%	7.81%
Empower Emerging Markets Equity Fund, Investor Class
2024	48	10.58	9.90	502	1.18%	0.20%	1.20%	9.63%	8.53%
2023	70	9.65	9.12	669	1.92%	0.20%	1.20%	9.45%	8.37%
2022	91	8.82	8.42	789	1.20%	0.20%	1.20%	(19.60)%	(26.03)%
2021	86	11.38	10.97	962	1.34%	0.20%	1.20%	(2.07)%	(8.05)%
2020	86	11.62	11.93	1,014	2.12%	0.00%	1.20%	18.17%	19.31%
Empower Global Bond Fund, Investor Class
2024	193	9.13	8.10	1,724	2.12%	0.20%	1.20%	(1.07)%	(2.06)%
2023	302	9.23	8.27	2,631	0.87%	0.20%	1.20%	4.92%	3.88%
2022	388	8.79	7.96	3,232	0.76%	0.20%	1.20%	(5.97)%	(31.01)%
2021	440	11.54	9.35	4,333	0.07%	0.20%	1.20%	13.03%	(15.46)%
2020	499	10.21	11.06	5,298	1.18%	0.00%	1.20%	5.09%	5.11%
Empower Government Money Market Fund, Investor Class
2024	-	-	-	-	2.26%	0.20%	1.20%	2.18%	1.72%
2023	4,395	10.84	9.93	45,713	4.44%	0.20%	1.20%	4.33%	3.30%
2022	5,312	10.39	9.62	53,115	1.28%	0.20%	1.20%	10.30%	(6.55)%
2021	4,098	10.29	9.42	40,446	0.01%	0.20%	1.20%	5.76%	(8.63)%
2020	4,542	9.73	10.31	45,458	0.29%	0.00%	1.20%	(0.91)%	0.05%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower High Yield Bond Fund, Class I
2024	61	$13.97	$13.61	$872	3.83%	0.20%	1.20%	7.42%	6.35%
2023	77	13.01	12.79	1,004	5.16%	0.20%	1.20%	10.91%	9.81%
2022	117	11.73	11.65	1,385	3.09%	0.20%	1.20%	(11.08)%	(35.63)%
2021	139	18.10	13.19	1,873	3.04%	0.20%	1.20%	38.70%	2.41%
2020	146	13.05	12.88	1,940	3.95%	0.00%	1.20%	9.50%	10.56%
Empower Inflation-Protected Securities Fund, Investor Class
2024	30	11.55	10.80	336	3.24%	0.20%	1.20%	2.59%	1.57%
2023	45	11.26	10.64	485	3.98%	0.20%	1.20%	4.55%	3.51%
2022	59	10.77	10.28	621	4.97%	0.20%	1.20%	(5.71)%	(13.27)%
2021	62	11.85	11.42	713	2.33%	0.20%	1.20%	7.43%	0.79%
2020	49	11.03	11.33	548	1.26%	0.00%	1.20%	6.28%	7.40%
Empower International Growth Fund, Investor Class
2024	56	15.97	14.62	768	0.97%	0.20%	1.20%	3.85%	9.25%
2023	91	15.37	13.38	1,230	0.00%	0.20%	1.20%	16.31%	15.16%
2022	149	13.22	11.62	1,707	0.00%	0.20%	1.20%	(17.70)%	(54.43)%
2021	185	25.50	16.06	3,059	0.13%	0.20%	1.20%	58.19%	(10.63)%
2020	190	16.12	17.97	2,978	0.00%	0.00%	1.20%	26.82%	28.07%
Empower International Index Fund, Investor Class
2024	666	15.73	13.03	10,464	1.92%	0.20%	1.20%	2.71%	1.69%
2023	752	15.32	12.81	11,317	2.13%	0.20%	1.20%	17.28%	16.12%
2022	949	13.06	11.03	11,992	1.56%	0.20%	1.20%	(0.31)%	(45.25)%
2021	1,129	20.15	13.10	16,726	2.16%	0.20%	1.20%	64.89%	(5.69)%
2020	1,072	12.22	13.89	14,512	1.87%	0.00%	1.20%	6.25%	7.31%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower International Value Fund, Investor Class
2024	185	$16.47	$17.82	$3,300	1.54%	0.20%	1.20%	5.25%	10.53%
2023	227	15.65	16.12	3,808	1.35%	0.20%	1.20%	17.79%	16.62%
2022	281	13.28	13.83	3,924	1.11%	0.20%	1.20%	(10.25)%	(40.46)%
2021	320	23.22	14.80	5,242	1.58%	0.20%	1.20%	54.18%	4.30%
2020	357	15.06	14.19	5,319	1.07%	0.00%	1.20%	8.45%	9.55%
Empower Large Cap Growth Fund, Investor Class
2024	176	38.39	36.41	6,653	0.00%	0.20%	1.20%	25.19%	23.94%
2023	208	30.67	29.38	6,270	0.10%	0.20%	1.20%	33.31%	31.99%
2022	248	23.00	22.26	5,618	0.36%	0.20%	1.20%	(21.52)%	(28.07)%
2021	266	30.94	29.31	7,874	0.86%	0.20%	1.20%	26.03%	17.85%
2020	310	24.55	24.87	7,671	2.96%	0.00%	1.20%	39.80%	41.15%
Empower Large Cap Value Fund, Investor Class
2024	210	17.26	16.39	3,519	0.07%	0.20%	1.20%	15.15%	13.99%
2023	245	14.99	14.38	3,563	0.03%	0.20%	1.20%	12.05%	10.94%
2022	448	13.38	12.96	5,871	0.05%	0.20%	1.20%	(1.64)%	(6.77)%
2021	442	13.90	13.60	6,042	0.37%	0.20%	1.20%	27.29%	23.08%
2020	383	10.92	11.05	4,196	0.07%	0.00%	1.20%	2.46%	3.48%
Empower Lifetime 2015 Fund, Investor Class
2024	58	14.53	14.39	874	2.45%	0.20%	1.20%	3.36%	6.26%
2023	67	14.06	13.54	948	2.80%	0.20%	1.20%	10.11%	9.02%
2022	81	12.77	12.42	1,047	1.85%	0.20%	1.20%	(10.89)%	(17.85)%
2021	112	15.12	14.33	1,645	2.13%	0.20%	1.20%	13.09%	6.38%
2020	115	13.37	13.47	1,558	1.98%	0.00%	1.20%	9.67%	10.77%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Lifetime 2020 Fund, Investor Class
2024	25	$15.37	$14.76	$379	1.42%	0.20%	1.20%	6.73%	5.67%
2023	85	14.40	13.97	1,213	2.22%	0.20%	1.20%	10.75%	9.65%
2022	191	13.01	12.74	2,446	1.86%	0.20%	1.20%	(12.18)%	(18.50)%
2021	263	15.63	14.81	3,900	2.28%	0.20%	1.20%	13.84%	7.79%
2020	268	13.73	13.74	3,678	2.15%	0.00%	1.20%	10.03%	11.09%
Empower Lifetime 2025 Fund, Investor Class
2024	78	15.99	15.36	1,244	1.36%	0.20%	1.20%	7.11%	6.04%
2023	202	14.93	14.48	3,011	2.08%	0.20%	1.20%	11.69%	10.58%
2022	334	13.37	13.10	4,456	1.62%	0.20%	1.20%	(13.09)%	(19.35)%
2021	378	16.24	15.38	5,890	2.11%	0.20%	1.20%	14.93%	8.77%
2020	410	14.13	14.14	5,842	2.06%	0.00%	1.20%	10.93%	12.02%
Empower Lifetime 2030 Fund, Investor Class
2024	114	16.78	16.30	1,867	2.72%	0.20%	1.20%	7.85%	6.77%
2023	126	15.56	15.27	1,939	2.35%	0.20%	1.20%	12.84%	11.72%
2022	164	13.79	13.67	2,249	1.79%	0.20%	1.20%	(13.95)%	(20.04)%
2021	183	17.09	16.02	2,970	2.48%	0.20%	1.20%	16.34%	10.25%
2020	199	14.69	14.53	2,923	2.23%	0.00%	1.20%	11.29%	12.43%
Empower Lifetime 2035 Fund, Investor Class
2024	28	17.77	17.21	511	0.96%	0.20%	1.20%	8.98%	7.88%
2023	115	16.30	15.95	1,949	1.99%	0.20%	1.20%	14.17%	13.04%
2022	122	14.28	14.11	1,811	1.39%	0.20%	1.20%	(14.95)%	(21.03)%
2021	141	17.87	16.79	2,470	2.17%	0.20%	1.20%	18.34%	12.16%
2020	151	15.10	14.97	2,354	2.03%	0.00%	1.20%	11.92%	13.10%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Lifetime 2040 Fund, Investor Class
2024	22	$18.55	$18.19	$392	2.51%	0.20%	1.20%	9.96%	8.86%
2023	10	16.87	16.71	175	1.86%	0.20%	1.20%	15.50%	14.35%
2022	16	14.60	14.61	237	1.62%	0.20%	1.20%	(15.63)%	(21.62)%
2021	17	18.64	17.31	307	3.17%	0.20%	1.20%	20.03%	13.73%
2020	14	15.53	15.22	211	2.20%	0.00%	1.20%	12.23%	13.37%
Empower Lifetime 2045 Fund, Investor Class
2024	7	20.09	18.50	130	1.22%	0.25%	1.20%	10.54%	9.49%
2023	20	18.17	16.89	344	0.92%	0.25%	1.20%	16.44%	15.34%
2022	72	14.77	14.65	1,067	1.36%	0.20%	1.20%	(16.14)%	(22.14)%
2021	71	18.81	17.61	1,264	2.22%	0.20%	1.20%	21.04%	14.65%
2020	84	15.54	15.36	1,316	2.09%	0.00%	1.20%	12.55%	13.66%
Empower Lifetime 2050 Fund, Investor Class
2024	31	19.16	18.80	594	2.39%	0.20%	1.20%	10.92%	9.81%
2023	32	17.28	17.12	550	2.19%	0.20%	1.20%	16.82%	15.66%
2022	34	14.79	14.81	506	1.51%	0.20%	1.20%	(16.30)%	(22.24)%
2021	41	19.04	17.67	732	3.17%	0.20%	1.20%	21.12%	14.81%
2020	37	15.72	15.39	576	2.20%	0.00%	1.20%	12.61%	13.77%
Empower Lifetime 2055 Fund, Investor Class
2024	12	18.77	18.53	217	0.79%	0.40%	1.20%	10.65%	9.76%
2023	26	16.97	16.88	439	1.15%	0.40%	1.20%	16.59%	15.66%
2022	53	14.55	14.59	767	0.96%	0.40%	1.20%	(17.46)%	(22.42)%
2021	59	18.81	17.63	1,056	1.12%	0.20%	1.20%	21.04%	14.70%
2020	127	15.54	15.37	1,962	2.47%	0.00%	1.20%	12.58%	13.76%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Mid Cap Value Fund, Investor Class
2024	115	$18.55	$19.08	$2,199	10.02%	0.20%	1.20%	15.45%	14.29%
2023	91	16.07	16.69	1,518	0.40%	0.20%	1.20%	14.92%	13.78%
2022	151	13.98	14.67	2,213	0.61%	0.20%	1.20%	(11.06)%	(17.63)%
2021	172	17.81	15.72	2,885	16.08%	0.20%	1.20%	34.62%	28.64%
2020	225	13.23	12.22	2,936	0.80%	0.00%	1.20%	(1.53)%	(0.56)%
Empower Moderate Profile Fund, Class L
2024	6,034	15.20	14.08	85,494	1.02%	0.20%	1.20%	7.40%	6.33%
2023	8,677	14.16	13.24	115,392	1.83%	0.20%	1.20%	11.42%	10.31%
2022	10,996	12.71	12.00	132,411	1.77%	0.20%	1.20%	(8.13)%	(17.15)%
2021	11,895	14.49	13.83	164,924	1.92%	0.20%	1.20%	15.46%	6.22%
2020	12,695	12.55	13.02	159,585	1.00%	0.00%	1.20%	9.68%	10.79%
Empower Moderate Profile Fund, Investor Class
2024	3,063	15.50	14.36	44,525	2.76%	0.20%	1.20%	7.73%	6.65%
2023	3,976	14.39	13.46	54,069	3.26%	0.20%	1.20%	11.71%	10.60%
2022	5,289	12.88	12.17	64,814	2.18%	0.20%	1.20%	(7.98)%	(17.03)%
2021	6,344	14.67	14.00	89,306	3.33%	0.20%	1.20%	15.97%	6.63%
2020	6,948	12.65	13.13	88,281	1.61%	0.00%	1.20%	9.94%	10.98%
Empower Moderately Aggressive Profile Fund, Investor Class
2024	679	16.52	15.30	10,822	2.84%	0.20%	1.20%	9.12%	8.03%
2023	896	15.14	14.16	13,020	2.15%	0.20%	1.20%	13.38%	12.25%
2022	1,067	13.35	12.62	13,736	1.49%	0.20%	1.20%	(9.10)%	(18.07)%
2021	1,251	15.40	14.69	18,673	4.39%	0.20%	1.20%	18.28%	8.81%
2020	1,309	13.02	13.50	17,283	2.15%	0.00%	1.20%	10.39%	11.50%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Moderately Conservative Profile Fund, Class L
2024	937	$13.94	$12.91	$12,223	1.71%	0.20%	1.20%	6.06%	5.00%
2023	1,348	13.14	12.29	16,723	2.21%	0.20%	1.20%	9.40%	8.31%
2022	1,642	12.01	11.35	18,775	1.17%	0.20%	1.20%	(6.97)%	(16.07)%
2021	1,754	13.52	12.91	22,777	2.28%	0.20%	1.20%	12.67%	3.69%
2020	1,921	12.00	12.45	23,129	0.69%	0.00%	1.20%	7.88%	8.98%
Empower Moderately Conservative Profile Fund, Investor Class
2024	1,186	14.21	13.16	16,025	2.66%	0.20%	1.20%	6.23%	5.17%
2023	1,370	13.37	12.51	17,469	2.96%	0.20%	1.20%	9.68%	8.59%
2022	1,712	12.19	11.52	19,991	1.68%	0.20%	1.20%	(6.71)%	(15.91)%
2021	1,942	13.70	13.07	25,655	3.02%	0.20%	1.20%	13.04%	3.90%
2020	2,034	12.12	12.58	24,853	1.35%	0.00%	1.20%	8.26%	9.38%
Empower Multi-Sector Bond Fund, Investor Class
2024	296	12.52	12.02	3,914	3.24%	0.20%	1.20%	4.93%	3.88%
2023	388	11.93	11.57	4,827	2.95%	0.20%	1.20%	7.67%	6.60%
2022	539	11.08	10.86	6,207	2.20%	0.20%	1.20%	(10.61)%	(34.21)%
2021	653	16.50	12.40	8,480	2.34%	0.20%	1.20%	32.64%	(0.40)%
2020	665	12.44	12.45	8,643	3.33%	0.00%	1.20%	7.81%	8.85%
Empower Real Estate Index Fund, Investor Class
2024	189	13.52	16.23	2,680	2.43%	0.20%	1.20%	7.33%	6.25%
2023	244	12.60	15.28	3,220	1.65%	0.20%	1.20%	13.08%	11.96%
2022	380	11.14	13.64	4,469	1.60%	0.20%	1.20%	(25.79)%	(28.60)%
2021	496	19.11	15.01	7,932	0.62%	0.20%	1.20%	45.21%	42.55%
2020	433	13.16	10.53	4,851	1.80%	0.00%	1.20%	(12.63)%	(11.74)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower S&P 500 Index Fund, Investor Class
2024	2,763	$28.50	$34.09	$86,771	0.53%	0.20%	1.20%	24.08%	22.84%
2023	3,333	22.97	27.75	84,332	0.44%	0.20%	1.20%	25.36%	24.12%
2022	4,244	18.32	22.36	85,278	0.36%	0.20%	1.20%	(17.88)%	(46.66)%
2021	5,130	41.92	22.31	126,282	0.37%	0.20%	1.20%	91.07%	26.62%
2020	5,795	21.94	17.62	111,675	0.80%	0.00%	1.20%	16.36%	17.54%
Empower S&P Mid Cap 400 Index Fund, Investor Class
2024	573	20.08	23.68	12,830	0.98%	0.20%	1.20%	13.04%	11.91%
2023	839	17.76	21.16	16,307	0.44%	0.20%	1.20%	15.53%	14.38%
2022	1,204	15.38	18.50	20,215	0.42%	0.20%	1.20%	(12.84)%	(45.78)%
2021	1,467	34.12	17.64	28,567	1.39%	0.20%	1.20%	92.99%	22.50%
2020	1,526	17.68	14.40	24,271	1.07%	0.00%	1.20%	11.73%	12.85%
Empower S&P Small Cap 600 Index Fund, Investor Class
2024	651	17.95	18.99	13,499	0.72%	0.20%	1.20%	7.72%	6.65%
2023	891	16.66	17.81	16,979	0.53%	0.20%	1.20%	15.24%	14.09%
2022	1,275	14.46	15.61	21,322	0.46%	0.20%	1.20%	(15.82)%	(55.81)%
2021	1,626	35.32	17.18	32,282	2.04%	0.20%	1.20%	103.46%	24.40%
2020	1,549	17.36	13.81	25,009	1.57%	0.00%	1.20%	9.61%	10.73%
Empower SecureFoundation Balanced Fund, Class L
2024	11,590	16.06	16.94	181,299	2.20%	0.20%	1.20%	7.67%	8.62%
2023	15,247	14.92	15.60	223,429	2.19%	0.20%	1.20%	12.67%	11.55%
2022	18,857	13.24	13.98	247,533	1.59%	0.20%	1.20%	(12.73)%	(37.30)%
2021	21,444	22.30	15.17	333,517	2.00%	0.20%	1.20%	47.00%	7.74%
2020	23,436	15.17	14.08	332,540	2.20%	0.00%	1.20%	12.19%	13.32%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Short Duration Bond Fund, Investor Class
2024	519	$11.74	$10.81	$6,058	3.87%	0.20%	1.20%	4.03%	2.99%
2023	752	11.29	10.49	8,380	2.31%	0.20%	1.20%	5.46%	4.41%
2022	631	10.70	10.05	6,643	1.48%	0.20%	1.20%	0.88%	(16.86)%
2021	672	12.09	10.61	7,412	1.00%	0.20%	1.20%	12.47%	(5.52)%
2020	870	10.75	11.23	9,629	2.23%	0.00%	1.20%	3.51%	4.42%
Empower Small Cap Growth Fund, Investor Class
2024	32	21.95	22.36	734	0.26%	0.20%	1.20%	10.27%	9.17%
2023	152	19.91	20.48	3,054	0.00%	0.20%	1.20%	15.53%	14.38%
2022	61	17.23	17.90	1,093	0.52%	0.20%	1.20%	(24.76)%	(30.12)%
2021	75	25.62	22.90	1,831	6.09%	0.20%	1.20%	18.61%	12.42%
2020	107	21.60	20.37	2,302	8.97%	0.00%	1.20%	35.24%	36.65%
Empower Small Cap Value Fund, Investor Class
2024	161	17.45	20.32	2,952	0.00%	0.20%	1.20%	7.99%	6.91%
2023	170	16.16	19.29	2,974	0.05%	0.20%	1.20%	17.58%	16.41%
2022	220	13.74	16.57	3,287	0.05%	0.20%	1.20%	(9.28)%	(43.88)%
2021	262	29.53	15.15	4,327	3.59%	0.20%	1.20%	104.50%	29.05%
2020	234	14.44	11.74	3,024	0.00%	0.00%	1.20%	14.32%	2.96%
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2024	364	22.59	26.68	8,395	0.00%	0.20%	1.20%	8.83%	7.74%
2023	508	20.76	24.94	10,678	0.00%	0.20%	1.20%	19.68%	18.49%
2022	708	17.35	21.05	12,610	0.02%	0.20%	1.20%	(19.99)%	(51.08)%
2021	867	43.03	21.68	20,156	0.18%	0.20%	1.20%	76.93%	10.39%
2020	945	24.32	19.64	19,346	0.00%	0.00%	1.20%	22.64%	23.86%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower U.S. Government Securities Fund, Investor Class
2024	119	$10.28	$9.50	$1,212	2.29%	0.20%	1.20%	0.55%	(0.45)%
2023	179	10.22	9.54	1,796	2.40%	0.20%	1.20%	4.24%	3.20%
2022	258	9.81	9.24	2,467	1.37%	0.20%	1.20%	(7.83)%	(22.85)%
2021	269	11.98	10.64	2,949	0.62%	0.20%	1.20%	8.91%	(7.07)%
2020	380	11.00	11.45	4,285	0.91%	0.00%	1.20%	4.61%	5.68%
Federated Hermes High Income Bond Fund II, Service Shares
2024	23	12.90	11.94	284	6.20%	0.20%	1.20%	5.64%	4.58%
2023	57	12.21	11.42	671	5.30%	0.20%	1.20%	12.25%	11.13%
2022	66	10.88	10.28	698	5.59%	0.20%	1.20%	(7.90)%	(16.92)%
2021	86	12.37	11.81	1,040	4.60%	0.20%	1.20%	8.13%	(0.51)%
2020	90	11.44	11.87	1,047	6.24%	0.00%	1.20%	4.21%	5.24%
Fidelity VIP Asset Manager Portfolio, Initial Class
2024	17	73.65	69.84	1,188	2.38%	1.25%	1.40%	7.14%	6.98%
2023	18	68.74	65.29	1,198	2.37%	1.25%	1.40%	11.54%	11.38%
2022	19	61.63	58.62	1,108	2.02%	1.25%	1.40%	(6.30)%	(20.10)%
2021	21	73.36	65.77	1,494	1.58%	1.25%	1.55%	13.79%	(2.68)%
2020	23	64.47	67.58	1,481	1.58%	1.00%	1.40%	13.28%	13.44%
Fidelity VIP Balanced Portfolio, Service Class 2
2024	1,291	21.02	19.47	26,317	1.62%	0.20%	1.20%	15.40%	14.24%
2023	2,005	18.22	17.04	35,435	1.48%	0.20%	1.20%	20.99%	19.79%
2022	2,488	15.06	14.23	36,458	1.03%	0.20%	1.20%	(14.45)%	(22.85)%
2021	2,854	18.44	17.60	51,465	0.74%	0.20%	1.20%	22.12%	12.39%
2020	2,786	15.10	15.66	42,868	1.37%	0.00%	1.20%	20.67%	21.88%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Fidelity VIP Contrafund Portfolio
2024	7	$215.81	$206.32	$1,497	0.18%	1.25%	1.40%	32.12%	31.92%
2023	9	163.34	156.39	1,435	0.49%	1.25%	1.40%	31.80%	31.60%
2022	9	123.93	118.84	1,144	0.50%	1.25%	1.40%	(21.02)%	(30.22)%
2021	10	170.30	156.91	1,649	0.06%	1.25%	1.55%	31.26%	16.32%
2020	10	129.74	134.89	1,333	0.27%	1.00%	1.40%	28.76%	28.95%
Fidelity VIP Government Money Market Portfolio, Initial Class
2024	3,001	10.30	15.30	30,852	4.81%	0.20%	1.40%	2.77%	3.64%
2023	45	15.39	14.76	666	4.81%	1.25%	1.40%	3.59%	3.44%
2022	39	14.85	14.27	564	1.52%	1.25%	1.40%	21.74%	(3.77)%
2021	35	14.83	12.20	505	0.01%	1.25%	1.55%	2.49%	(18.72)%
2020	39	14.47	15.01	562	0.31%	1.00%	1.40%	(1.05)%	(0.92)%
Fidelity VIP Growth Opportunities Portfolio, Initial Class
2024	2	162.70	155.54	349	0.00%	1.25%	1.40%	37.16%	36.95%
2023	2	118.63	113.58	269	0.00%	1.25%	1.40%	43.85%	43.63%
2022	4	82.47	79.08	290	0.00%	1.25%	1.40%	(33.91)%	(41.43)%
2021	6	135.01	124.77	795	0.00%	1.25%	1.55%	14.95%	2.17%
2020	6	117.45	122.12	764	0.02%	1.00%	1.40%	66.32%	66.56%
Fidelity VIP Growth Portfolio, Initial Class
2024	11	417.04	393.75	4,387	0.00%	1.25%	1.40%	28.76%	28.57%
2023	12	323.88	306.26	3,627	0.13%	1.25%	1.40%	34.55%	34.35%
2022	13	240.72	227.96	2,883	0.62%	1.25%	1.40%	(16.60)%	(29.35)%
2021	13	322.65	288.63	3,978	0.00%	1.25%	1.55%	28.11%	8.86%
2020	13	251.85	265.15	3,348	0.08%	1.00%	1.40%	41.90%	42.11%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Fidelity VIP High Income Portfolio, Initial Class
2024	2	$69.58	$69.02	$118	5.92%	1.25%	1.40%	2.27%	7.45%
2023	2	68.03	64.23	118	4.97%	1.25%	1.40%	9.11%	8.95%
2022	2	62.36	53.38	135	5.03%	1.25%	1.55%	1.94%	(25.07)%
2021	2	71.24	61.17	163	5.15%	1.25%	1.55%	19.73%	(11.46)%
2020	3	59.50	69.09	180	4.64%	1.00%	1.55%	1.16%	1.47%
Fidelity VIP Index 500 Portfolio, Initial Class
2024	2	847.36	807.19	1,431	1.26%	1.25%	1.40%	23.34%	23.15%
2023	2	687.02	655.44	1,533	1.42%	1.25%	1.40%	24.63%	24.45%
2022	3	551.24	478.36	1,498	1.44%	1.25%	1.55%	(7.20)%	(29.91)%
2021	3	682.46	594.01	1,968	1.26%	1.25%	1.55%	45.45%	10.52%
2020	3	469.20	537.45	1,595	1.91%	1.00%	1.55%	16.42%	16.77%
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
2024	132	18.49	17.12	2,359	0.57%	0.20%	1.20%	7.71%	6.63%
2023	164	17.17	16.06	2,712	0.14%	0.20%	1.20%	26.93%	25.67%
2022	213	13.53	12.78	2,775	0.08%	0.20%	1.20%	(23.19)%	(30.77)%
2021	276	18.46	17.61	4,945	0.00%	0.20%	1.20%	16.10%	6.73%
2020	264	15.90	16.50	4,232	0.16%	0.00%	1.20%	20.47%	21.66%
Fidelity VIP Investment Grade Bond Portfolio, Initial Class
2024	4	34.94	33.37	130	3.46%	1.25%	1.40%	0.52%	0.37%
2023	4	34.76	33.24	134	2.24%	1.25%	1.40%	4.89%	4.73%
2022	6	33.14	31.74	201	2.23%	1.25%	1.40%	(10.38)%	(19.74)%
2021	7	39.55	36.98	245	2.03%	1.25%	1.55%	4.82%	(5.86)%
2020	7	37.73	39.28	253	2.85%	1.00%	1.40%	7.87%	8.02%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Fidelity VIP Overseas Portfolio, Initial Class
2024	1	$57.67	$54.47	$80	1.64%	1.25%	1.40%	3.74%	3.58%
2023	1	55.59	52.59	79	0.92%	1.25%	1.40%	19.01%	18.84%
2022	2	46.71	44.25	87	1.04%	1.25%	1.40%	(16.86)%	(29.34)%
2021	2	62.63	56.18	136	0.54%	1.25%	1.55%	24.39%	6.04%
2020	2	50.35	52.98	114	0.44%	1.00%	1.40%	14.01%	14.18%
First Trust/Dow Jones Dividend & Income Allocation Portfolio
2024	42	15.36	14.23	597	2.17%	0.20%	1.20%	5.80%	4.74%
2023	75	14.52	13.58	1,017	1.80%	0.20%	1.20%	10.29%	9.19%
2022	189	13.16	12.44	2,351	1.34%	0.20%	1.20%	(8.20)%	(17.18)%
2021	234	15.02	14.34	3,355	0.95%	0.20%	1.20%	16.16%	6.94%
2020	245	12.93	13.41	3,173	1.61%	0.00%	1.20%	6.50%	7.55%
Franklin Income VIP Fund, Class 4
2024	298	15.39	14.83	4,449	4.80%	0.20%	1.20%	6.86%	5.79%
2023	401	14.40	14.02	5,651	4.76%	0.20%	1.20%	8.33%	7.26%
2022	793	13.29	13.07	10,388	4.99%	0.20%	1.20%	(4.03)%	(9.37)%
2021	720	14.42	13.85	10,111	4.50%	0.20%	1.20%	18.59%	14.27%
2020	774	12.16	12.12	9,417	6.10%	0.00%	1.20%	(0.64)%	0.37%
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares
2024	8	36.03	34.60	287	1.54%	1.25%	1.40%	15.63%	15.46%
2023	8	31.16	29.97	251	1.78%	1.25%	1.40%	11.61%	11.45%
2022	8	27.91	26.89	229	1.35%	1.25%	1.40%	(0.63)%	(10.94)%
2021	9	30.19	28.09	252	1.30%	1.25%	1.55%	26.90%	14.09%
2020	7	23.79	24.62	169	1.57%	1.00%	1.40%	2.54%	2.69%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
2024	31		$12.06	$10.32	$327	1.60%	0.20%	1.20%	2.91%	1.88%
2023	62		11.72	10.13	643	4.15%	0.20%	1.20%	7.32%	6.25%
2022	128		10.92	9.53	1,235	3.23%	0.20%	1.20%	5.70%	(18.67)%
2021	139		11.72	10.33	1,451	1.30%	0.20%	1.20%	16.85%	(7.93)%
2020	142		10.03	11.22	1,434	1.89%	0.00%	1.20%	5.73%	6.32%
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
2024	0	*	66.00	66.00	29	0.00%	1.40%	1.40%	(4.23)%	(4.23)%
2023	-		-	-	-	0.00%	1.25%	1.55%	40.18%	39.77%
2022	0	*	-	-	-	0.00%	1.25%	1.55%	(33.35)%	(33.55)%
2021	-		56.25	52.39	4	0.00%	1.25%	1.55%	24.58%	16.04%
2020	1		45.15	45.15	3	0.01%	1.00%	1.40%	38.55%	38.55%
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares
2024	1		57.20	54.92	67	0.67%	1.25%	1.40%	26.72%	26.53%
2023	1		45.14	43.40	52	0.71%	1.25%	1.40%	22.27%	22.09%
2022	1		36.92	35.55	43	0.79%	1.25%	1.40%	(14.80)%	(23.66)%
2021	1		46.57	43.33	57	0.83%	1.25%	1.55%	32.30%	18.91%
2020	1		35.20	36.44	45	0.44%	1.00%	1.40%	15.90%	16.09%
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares
2024	77		27.36	27.23	2,131	0.41%	0.20%	1.20%	27.75%	26.47%
2023	107		21.41	21.53	2,310	0.40%	0.20%	1.20%	23.34%	22.12%
2022	144		17.36	17.63	2,527	0.57%	0.20%	1.20%	(19.25)%	(25.01)%
2021	185		23.51	21.50	4,096	0.58%	0.20%	1.20%	34.65%	27.52%
2020	187		17.46	16.86	3,252	0.76%	0.00%	1.20%	15.95%	17.06%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco Oppenheimer V.I. International Growth Fund, Series II
2024	33	$13.74	$12.13	$404	0.27%	0.20%	1.20%	2.75%	(2.99)%
2023	70	13.37	12.51	883	0.21%	0.20%	1.20%	20.40%	19.20%
2022	137	11.10	10.49	1,435	0.00%	0.20%	1.20%	(23.84)%	(31.33)%
2021	155	15.28	14.58	2,260	0.00%	0.20%	1.20%	14.03%	4.89%
2020	169	13.40	13.90	2,265	0.70%	0.00%	1.20%	19.64%	20.77%
Invesco V.I. Core Bond Fund, Series II
2022	-	-	-	-	7.69%	0.00%	1.00%	(9.92)%	(10.19)%
2021	164	11.76	11.22	1,840	1.81%	0.20%	1.20%	1.64%	(6.50)%
2020	198	11.57	12.00	2,302	3.15%	0.00%	1.20%	8.13%	9.22%
Invesco V.I. Core Equity Fund, Series II
2024	10	35.82	24.05	256	0.50%	0.25%	1.00%	24.97%	24.04%
2023	10	28.66	19.39	207	0.49%	0.25%	1.00%	22.78%	21.86%
2022	10	23.34	15.91	170	0.63%	0.25%	1.00%	(20.96)%	(10.32)%
2021	10	29.53	17.74	218	0.41%	0.25%	1.20%	86.31%	(23.67)%
2020	31	15.85	23.24	506	1.19%	0.00%	1.20%	12.24%	13.31%
Invesco V.I. Core Plus Bond Fund, Series II
2024	32	10.27	10.05	326	2.43%	0.20%	1.00%	2.52%	1.70%
2023	97	10.02	9.89	961	2.08%	0.20%	1.00%	5.64%	4.80%
2022	152	9.49	9.43	1,433	0.83%	0.20%	1.00%	(5.15)%	(5.66)%
Invesco V.I. EQV International Equity Fund, Series II
2024	41	15.21	12.62	623	1.40%	0.20%	1.20%	0.14%	(0.86)%
2023	66	15.18	12.73	951	0.00%	0.20%	1.20%	17.63%	16.46%
2022	104	12.91	10.93	1,227	1.38%	0.20%	1.20%	(4.95)%	(46.72)%
2021	119	20.52	13.58	1,759	1.06%	0.20%	1.20%	49.02%	(9.83)%
2020	126	13.77	15.06	1,772	2.24%	0.00%	1.20%	12.34%	13.47%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Global Real Estate Fund, Series II
2024	44	$11.15	$11.67	$504	2.17%	0.20%	1.20%	(2.31)%	4.59%
2023	74	11.41	11.16	825	1.10%	0.20%	1.20%	8.61%	7.53%
2022	103	10.51	10.38	1,090	2.46%	0.20%	1.20%	(19.37)%	(50.04)%
2021	124	20.77	13.03	1,759	2.65%	0.20%	1.20%	83.48%	16.03%
2020	121	11.32	11.23	1,377	4.69%	0.00%	1.20%	(13.60)%	(12.72)%
Invesco V.I. Growth and Income Fund, Series II
2024	154	19.33	19.36	3,577	1.09%	0.20%	1.20%	15.49%	14.33%
2023	237	16.73	16.94	4,550	1.15%	0.20%	1.20%	12.18%	11.07%
2022	358	14.92	18.07	6,002	1.34%	0.20%	1.20%	(5.23)%	(39.23)%
2021	344	29.74	15.74	6,069	1.38%	0.20%	1.20%	129.48%	26.63%
2020	353	12.96	12.43	4,930	2.09%	0.00%	1.20%	0.64%	1.63%
Invesco V.I. Main Street Small Cap Fund, Series II
2024	91	20.57	19.69	1,866	0.00%	0.20%	1.20%	12.18%	11.06%
2023	126	18.34	17.73	2,292	0.77%	0.20%	1.20%	17.58%	16.42%
2022	207	15.60	15.23	3,191	0.24%	0.20%	1.20%	(15.01)%	(34.28)%
2021	252	23.17	18.35	4,685	0.18%	0.20%	1.20%	29.88%	20.33%
2020	248	17.84	15.25	3,815	0.42%	0.00%	1.20%	18.22%	19.36%
Invesco V.I. Small Cap Equity Fund, Series II
2024	4	32.18	17.79	103	0.00%	0.25%	1.20%	17.56%	16.44%
2023	6	27.37	15.27	127	0.00%	0.25%	1.20%	15.97%	14.87%
2022	15	23.60	13.30	239	0.00%	0.25%	1.20%	39.00%	(55.46)%
2021	19	29.85	16.98	368	0.00%	0.20%	1.20%	108.60%	(31.86)%
2020	19	14.31	24.92	310	0.03%	0.00%	1.20%	25.38%	26.54%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Janus Henderson Flexible Bond Portfolio, Service Shares
2024	126	$11.02	$22.18	$1,406	3.92%	0.20%	1.40%	1.42%	0.21%
2023	186	10.87	22.13	1,992	3.42%	0.20%	1.40%	5.08%	3.83%
2022	232	10.34	21.31	2,356	1.89%	0.20%	1.40%	(9.77)%	(17.83)%
2021	293	25.94	11.46	3,455	1.64%	0.20%	1.55%	0.78%	(5.99)%
2020	283	25.74	12.19	3,395	2.50%	0.00%	1.40%	8.72%	10.05%
Janus Henderson Overseas Fund, Class S
2024	2	18.21	13.42	33	1.29%	0.25%	1.00%	5.31%	4.52%
2023	2	17.29	12.84	31	1.42%	0.25%	1.00%	10.31%	9.49%
2022	2	15.67	11.72	31	1.23%	0.25%	1.00%	22.63%	(31.95)%
2021	6	17.23	12.78	86	1.03%	0.25%	1.20%	50.88%	(16.20)%
2020	6	11.42	15.25	81	1.03%	0.00%	1.20%	14.62%	15.72%
Janus Henderson Overseas Portfolio, Institutional Shares
2024	2	32.56	31.24	77	1.33%	1.25%	1.40%	4.51%	4.36%
2023	3	31.15	29.94	88	1.51%	1.25%	1.40%	9.50%	9.34%
2022	2	28.45	27.38	67	1.75%	1.25%	1.40%	(2.71)%	(13.14)%
2021	3	31.52	29.24	78	1.14%	1.25%	1.55%	16.22%	4.06%
2020	3	27.12	28.10	92	1.37%	1.00%	1.40%	14.68%	14.87%
Janus Henderson VIT Balanced Portfolio, Service Shares
2024	709	21.04	22.00	15,207	1.67%	0.20%	1.20%	14.92%	13.77%
2023	1,017	18.31	19.34	18,887	1.51%	0.20%	1.20%	14.90%	13.77%
2022	1,914	15.93	17.00	33,260	0.92%	0.20%	1.20%	(13.26)%	(40.87)%
2021	2,466	28.75	18.37	50,455	0.67%	0.20%	1.20%	60.97%	11.94%
2020	2,522	17.86	16.41	44,332	2.24%	0.00%	1.20%	12.70%	13.80%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Janus Henderson VIT Enterprise Portfolio, Service Shares
2024	209	$26.56	$26.17	$5,581	0.61%	0.20%	1.20%	15.09%	13.94%
2023	303	23.08	22.97	7,043	0.08%	0.20%	1.20%	17.54%	16.37%
2022	434	19.63	19.85	8,634	0.08%	0.20%	1.20%	(15.48)%	(22.23)%
2021	516	25.53	23.23	12,321	0.24%	0.20%	1.20%	22.68%	15.17%
2020	534	20.81	20.17	11,052	0.05%	0.00%	1.20%	17.77%	18.95%
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares
2024	5	29.18	20.42	152	0.83%	0.25%	1.00%	12.52%	11.67%
2023	6	25.93	18.28	147	0.97%	0.25%	1.00%	10.83%	10.00%
2022	6	23.40	16.62	136	1.18%	0.25%	1.00%	33.47%	(33.22)%
2021	8	24.89	17.53	184	0.31%	0.25%	1.20%	67.61%	(16.12)%
2020	8	14.85	20.90	158	1.13%	0.00%	1.20%	(2.41)%	(1.48)%
JPMorgan Insurance Trust Global Allocation Portfolio, Class 2
2023	-	-	-	-	0.00%	0.20%	1.20%	11.75%	5.25%
2022	21	11.61	11.61	244	1.42%	1.20%	1.20%	(18.80)%	(22.49)%
2021	31	14.98	14.30	447	0.79%	0.20%	1.20%	13.06%	4.99%
2020	33	13.25	13.62	444	1.65%	1.00%	1.20%	13.99%	14.88%
JPMorgan Insurance Trust Income Builder Portfolio, Class 2
2023	-	-	-	-	0.00%	0.20%	1.20%	4.16%	3.83%
2022	64	11.48	10.85	711	3.64%	0.20%	1.20%	(8.52)%	(17.51)%
2021	66	13.15	12.55	848	2.61%	0.20%	1.20%	12.11%	3.12%
2020	79	11.73	12.17	934	3.74%	0.00%	1.20%	3.93%	5.03%
Lord Abbett Series Fund Developing Growth Portfolio
2024	13	24.67	18.08	242	0.16%	0.45%	1.20%	21.63%	20.71%
2023	13	20.28	14.97	216	0.00%	0.45%	1.20%	7.69%	6.89%
2022	25	18.84	17.65	365	0.00%	0.45%	1.20%	(14.97)%	(41.17)%
2021	29	30.01	22.15	690	0.00%	0.20%	1.20%	3.34%	(27.45)%
2020	30	29.04	30.53	733	0.00%	1.00%	1.20%	70.54%	71.83%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

LVIP American Century Inflation Protection Fund, Service Class
2024	49	$11.47	$10.69	$557	3.66%	0.20%	1.20%	1.34%	0.32%
2023	83	11.32	10.66	916	3.08%	0.20%	1.20%	3.19%	2.17%
2022	136	10.97	10.43	1,448	4.75%	0.20%	1.20%	(8.12)%	(18.45)%
2021	154	12.79	11.94	1,906	3.20%	0.20%	1.20%	10.54%	0.17%
2020	129	11.57	11.92	1,516	1.47%	0.00%	1.20%	8.29%	9.30%
LVIP American Century Mid Cap Value Fund, Service Class
2024	171	17.38	22.83	3,550	2.18%	0.20%	1.20%	8.31%	8.22%
2023	268	16.05	21.09	5,010	2.10%	0.20%	1.20%	5.82%	4.77%
2022	470	15.17	20.14	8,077	2.09%	0.20%	1.20%	(0.61)%	(36.46)%
2021	530	31.69	15.26	9,431	1.02%	0.20%	1.20%	86.41%	21.59%
2020	566	17.00	12.55	8,200	1.80%	0.00%	1.20%	(0.12)%	0.91%
LVIP American Century Value Fund, Service Class
2024	262	18.43	19.20	5,013	2.50%	0.20%	1.20%	9.07%	7.98%
2023	593	16.89	17.78	10,412	2.16%	0.20%	1.20%	8.80%	7.72%
2022	738	15.53	16.51	12,137	1.93%	0.20%	1.20%	1.09%	(5.73)%
2021	780	17.51	15.36	12,903	1.61%	0.20%	1.20%	29.13%	22.78%
2020	798	13.56	12.51	10,740	2.33%	0.00%	1.20%	(0.35)%	0.61%
LVIP JPMorgan Small Cap Core Fund, Service Class
2024	21	14.71	13.76	298	0.35%	0.20%	1.20%	11.21%	10.10%
2023	28	13.22	12.49	350	0.93%	0.20%	1.20%	12.58%	11.46%
2022	31	11.75	11.21	355	0.08%	0.20%	1.20%	(16.70)%	(23.38)%
2021	40	14.63	14.10	571	0.26%	0.20%	1.20%	24.09%	19.59%
2020	29	11.79	11.79	342	0.60%	1.00%	1.20%	11.97%	11.97%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

LVIP Macquarie US REIT Fund, Service Class
2024	19	$13.35	$13.35	$293	1.60%	0.20%	1.20%	7.33%	6.26%
2023	73	12.44	12.57	952	2.76%	0.20%	1.20%	12.02%	10.91%
2022	100	11.10	11.33	1,170	2.45%	0.20%	1.20%	(24.92)%	(54.38)%
2021	143	24.84	14.79	2,264	2.37%	0.20%	1.20%	90.34%	40.86%
2020	148	13.05	10.50	1,662	1.78%	0.00%	1.20%	(11.69)%	(10.85)%
Macquarie VIP Emerging Markets Series, Service Class
2024	81	14.68	13.18	1,128	2.22%	0.20%	1.20%	4.56%	3.51%
2023	154	14.04	12.73	2,011	1.32%	0.20%	1.20%	13.22%	12.10%
2022	202	12.40	11.36	2,352	3.99%	0.20%	1.20%	(8.81)%	(38.90)%
2021	268	18.59	13.60	4,355	0.06%	0.20%	1.20%	11.72%	(23.64)%
2020	276	16.64	17.81	4,683	0.51%	0.00%	1.20%	23.21%	24.44%
Macquarie VIP Energy Series, Service Class
2024	155	7.76	8.54	1,240	3.04%	0.20%	1.20%	(5.79)%	(6.73)%
2023	189	8.24	9.16	1,626	2.52%	0.20%	1.20%	3.81%	2.78%
2022	333	7.94	8.91	2,856	2.85%	0.20%	1.20%	51.80%	40.78%
2021	286	6.33	5.23	1,620	1.94%	0.20%	1.20%	48.24%	40.21%
2020	174	4.27	3.73	715	2.34%	0.00%	1.20%	(37.55)%	(36.98)%
Macquarie VIP International Core Equity Series, Service Class
2024	13	9.97	9.97	126	1.41%	1.20%	1.20%	(0.27)%	(0.27)%
Macquarie VIP Small Cap Value Series, Service Class
2024	76	16.24	17.83	1,456	1.03%	0.20%	1.20%	10.80%	9.69%
2023	106	14.65	16.25	1,807	0.68%	0.20%	1.20%	8.88%	7.80%
2022	188	13.46	15.08	2,891	0.54%	0.20%	1.20%	(11.63)%	(48.17)%
2021	245	29.09	15.23	4,356	0.62%	0.20%	1.20%	121.22%	32.43%
2020	254	13.15	11.50	3,402	1.11%	0.00%	1.20%	(3.32)%	(2.34)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

MFS Blended Research Core Equity Portfolio, Service Class
2024	107	$28.10	$27.25	$2,959	0.91%	0.20%	1.20%	24.93%	23.68%
2023	123	22.49	22.04	2,746	0.98%	0.20%	1.20%	27.95%	26.68%
2022	167	17.58	17.40	2,919	0.87%	0.20%	1.20%	(15.52)%	(21.57)%
2021	169	22.18	20.81	3,543	0.91%	0.20%	1.20%	34.75%	27.59%
2020	177	16.46	16.31	2,905	1.57%	0.00%	1.20%	13.67%	14.83%
MFS Blended Research Small Cap Equity Portfolio, Service Class
2024	116	17.36	16.08	1,982	0.76%	0.20%	1.20%	4.44%	3.39%
2023	136	16.63	15.55	2,222	0.54%	0.20%	1.20%	18.43%	17.26%
2022	172	14.04	13.26	2,357	0.50%	0.20%	1.20%	(14.81)%	(23.19)%
2021	175	17.27	16.48	2,965	0.68%	0.20%	1.20%	33.67%	22.99%
2020	187	12.92	13.40	2,465	0.71%	0.00%	1.20%	0.90%	1.97%
MFS International Growth Portfolio, Service Class
2024	18	14.34	13.55	260	0.75%	0.20%	1.20%	8.54%	7.46%
2023	26	13.21	12.61	337	0.95%	0.20%	1.20%	14.17%	13.03%
2022	22	11.57	11.15	250	0.40%	0.20%	1.20%	(13.07)%	(18.41)%
2021	20	13.67	13.31	272	0.44%	0.20%	1.20%	10.60%	5.89%
2020	15	12.36	12.57	183	0.18%	0.00%	1.20%	14.14%	15.29%
MFS Technology Portfolio, Service Class
2024	310	42.08	42.22	13,093	0.00%	0.20%	1.20%	36.17%	34.81%
2023	350	30.90	31.32	10,950	0.00%	0.20%	1.20%	53.51%	51.99%
2022	521	20.13	20.60	10,687	0.00%	0.20%	1.20%	(35.33)%	(39.95)%
2021	643	34.31	31.13	20,764	0.00%	0.20%	1.20%	18.27%	12.06%
2020	669	29.01	27.78	19,212	0.00%	0.00%	1.20%	44.67%	46.13%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Neuberger Berman AMT Sustainable Equity Portfolio, Class S
2024	39	$26.07	$25.14	$1,147	0.00%	0.20%	1.20%	25.27%	24.02%
2023	56	20.81	20.27	1,336	0.07%	0.20%	1.20%	26.31%	25.06%
2022	89	16.47	16.21	1,598	0.12%	0.20%	1.20%	(18.00)%	(55.07)%
2021	91	36.08	20.09	2,030	0.18%	0.20%	1.20%	117.74%	(31.60)%
2020	51	16.57	29.37	998	0.43%	0.00%	1.20%	17.86%	19.00%
NVIT Emerging Markets Fund, Class D
2024	4	10.54	10.54	45	1.35%	1.40%	1.40%	4.50%	4.50%
2023	4	10.08	10.08	45	1.43%	1.40%	1.40%	2.36%	2.36%
2022	5	9.85	9.85	45	0.16%	1.40%	1.40%	(25.43)%	(26.65)%
2021	5	13.43	13.21	72	0.90%	1.25%	1.55%	(8.14)%	(10.20)%
2020	6	14.62	14.71	89	1.67%	1.00%	1.40%	11.32%	11.54%
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class
2024	109	13.45	11.00	1,231	1.58%	0.20%	1.20%	3.76%	5.00%
2023	262	12.96	10.71	3,131	14.12%	0.20%	1.20%	(8.12)%	(9.03)%
2022	200	14.10	11.78	2,418	20.46%	0.20%	1.20%	84.14%	(9.48)%
2021	156	13.01	7.66	1,678	4.06%	0.20%	1.20%	56.00%	(21.76)%
2020	159	8.34	9.79	1,275	6.45%	0.00%	1.20%	(0.01)%	1.04%
PIMCO Long-Term U.S. Government Portfolio, Advisor Class
2024	72	9.14	7.90	604	2.60%	0.20%	1.20%	(6.29)%	(7.23)%
2023	119	9.76	8.51	1,057	2.25%	0.20%	1.20%	3.68%	2.65%
2022	231	9.41	8.29	1,920	1.98%	0.20%	1.20%	(20.31)%	(37.52)%
2021	76	13.27	11.81	924	1.49%	0.20%	1.20%	5.57%	(15.52)%
2020	103	12.57	13.98	1,326	1.72%	0.00%	1.20%	15.92%	16.99%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

PIMCO Low Duration Portfolio, Advisor Class
2024	299	$10.90	$9.94	$3,151	3.89%	0.20%	1.20%	4.18%	3.14%
2023	415	10.46	9.64	4,173	3.52%	0.20%	1.20%	4.66%	3.62%
2022	364	9.99	9.30	3,558	1.50%	0.20%	1.20%	0.23%	(17.49)%
2021	417	11.27	9.97	4,356	0.41%	0.20%	1.20%	10.27%	(7.43)%
2020	627	10.22	10.77	6,556	1.11%	0.00%	1.20%	1.89%	2.72%
PIMCO Real Return Portfolio, Advisor Class
2024	114	11.81	11.07	1,329	2.55%	0.20%	1.20%	1.83%	3.48%
2023	127	11.60	10.83	1,425	2.86%	0.20%	1.20%	3.36%	2.33%
2022	189	11.22	10.58	2,056	6.42%	0.20%	1.20%	(6.67)%	(18.36)%
2021	471	12.96	12.02	5,766	4.96%	0.20%	1.20%	11.05%	(0.91)%
2020	188	11.67	12.13	2,223	1.42%	0.00%	1.20%	10.27%	11.42%
PIMCO Short-Term Portfolio, Advisor Class
2024	308	11.96	11.17	3,616	4.92%	0.20%	1.20%	5.73%	4.68%
2023	397	11.31	10.67	4,404	4.33%	0.20%	1.20%	5.59%	4.54%
2022	613	10.71	10.21	6,448	1.47%	0.20%	1.20%	3.38%	(6.66)%
2021	728	10.94	10.36	7,734	1.01%	0.20%	1.20%	4.19%	(4.07)%
2020	641	10.50	10.80	6,831	1.24%	0.00%	1.20%	0.88%	1.96%
PIMCO Total Return Portfolio, Advisor Class
2024	1,051	11.02	10.20	11,608	3.97%	0.20%	1.20%	2.23%	1.20%
2023	761	10.78	10.08	8,204	3.46%	0.20%	1.20%	5.62%	4.57%
2022	892	10.21	9.64	9,070	2.49%	0.20%	1.20%	(10.36)%	(28.49)%
2021	1,054	13.48	11.39	12,554	1.72%	0.20%	1.20%	15.31%	(6.18)%
2020	1,255	11.69	12.14	15,288	2.20%	0.00%	1.20%	7.27%	8.29%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Putnam VT Core Equity Fund, Class IB
2024	54	$30.95	$29.60	$1,668	0.62%	0.20%	1.20%	26.70%	25.44%
2023	57	24.43	23.60	1,380	0.52%	0.20%	1.20%	27.83%	26.56%
2022	74	19.11	18.65	1,395	0.89%	0.20%	1.20%	(14.69)%	(22.57)%
2021	32	24.08	22.40	726	0.51%	0.20%	1.20%	39.11%	28.81%
2020	28	17.31	17.39	486	1.06%	0.00%	1.20%	15.91%	17.08%
Putnam VT Focused International Equity Fund, Class IB
2024	35	16.05	14.66	512	1.63%	0.25%	1.20%	3.04%	2.06%
2023	52	15.58	14.37	755	0.76%	0.25%	1.20%	11.98%	17.83%
2022	82	13.23	13.02	1,005	1.82%	1.00%	1.20%	(12.26)%	(25.43)%
2021	99	17.46	15.08	1,502	0.76%	0.20%	1.20%	20.58%	(2.96)%
2020	149	14.48	15.54	2,008	0.18%	0.00%	1.20%	8.72%	9.82%
Putnam VT Global Asset Allocation Fund, Class IB
2024	68	18.11	17.45	1,158	2.08%	0.20%	1.20%	16.12%	14.96%
2023	82	15.60	15.18	1,208	1.93%	0.20%	1.20%	17.25%	16.09%
2022	183	13.30	13.08	2,311	1.40%	0.20%	1.20%	(12.48)%	(19.39)%
2021	275	16.22	15.20	4,195	0.69%	0.20%	1.20%	15.86%	8.88%
2020	283	14.00	13.96	3,836	2.05%	0.00%	1.20%	11.00%	12.12%
Putnam VT Income Fund, Class IB
2024	138	10.85	9.83	1,448	6.56%	0.20%	1.20%	2.12%	1.09%
2023	223	10.63	9.72	2,259	5.82%	0.20%	1.20%	4.49%	3.45%
2022	267	10.17	9.40	2,578	5.59%	0.20%	1.20%	(7.87)%	(20.48)%
2021	288	11.82	11.04	3,262	1.50%	0.20%	1.20%	0.94%	(11.11)%
2020	343	11.71	12.42	4,106	4.87%	0.00%	1.20%	4.44%	5.50%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Putnam VT International Equity Fund, Class IB
2024	20	$16.00	$12.84	$277	2.21%	0.20%	1.20%	2.77%	1.74%
2023	24	15.57	12.62	315	0.04%	0.20%	1.20%	18.27%	17.10%
2022	53	13.16	10.78	577	1.64%	0.20%	1.20%	2.92%	(30.38)%
2021	80	15.48	12.79	1,046	0.72%	0.20%	1.20%	30.08%	(10.25)%
2020	76	11.90	14.25	907	1.75%	0.00%	1.20%	10.72%	11.85%
Putnam VT International Growth, Class IB
2024	3	12.90	12.15	40	1.37%	1.00%	1.20%	14.41%	14.18%
2023	3	11.28	10.64	35	0.66%	1.00%	1.20%	10.48%	10.26%
2022	8	15.36	9.65	100	0.00%	0.25%	1.20%	14.05%	(54.56)%
2021	8	21.24	13.47	140	0.47%	0.20%	1.20%	49.26%	(39.38)%
2020	9	14.23	22.22	156	0.04%	0.00%	1.20%	26.45%	27.63%
Putnam VT International Value Fund, Class IB
2024	7	17.08	15.47	106	3.20%	0.25%	1.20%	6.72%	3.95%
2023	13	16.01	14.88	195	2.58%	0.25%	1.20%	18.38%	17.27%
2022	18	13.52	12.69	233	2.30%	0.25%	1.20%	(1.87)%	(13.14)%
2021	27	14.61	13.78	381	1.61%	0.20%	1.20%	20.45%	8.59%
2020	18	12.13	12.69	218	3.23%	0.00%	1.20%	2.66%	3.66%
Putnam VT Large Cap Growth Fund, Class IB
2024	223	41.10	38.14	8,827	0.00%	0.20%	1.20%	33.14%	31.81%
2023	252	30.87	30.24	7,522	0.00%	0.20%	1.20%	44.19%	42.76%
2022	290	21.41	21.18	6,003	0.00%	0.20%	1.20%	(27.47)%	(33.45)%
2021	353	31.83	29.52	10,670	0.00%	0.20%	1.20%	25.07%	17.05%
2020	379	25.45	25.22	9,401	0.04%	0.00%	1.20%	37.07%	38.40%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Putnam VT Large Cap Value Fund, Class IB
2024	41	$23.95	$22.26	$928	1.14%	0.25%	1.20%	18.84%	17.71%
2023	47	20.15	18.91	900	2.19%	0.25%	1.20%	15.38%	14.29%
2022	75	17.46	16.55	1,249	1.46%	0.25%	1.20%	1.01%	(8.68)%
2021	76	18.12	17.29	1,328	1.18%	0.20%	1.20%	31.88%	21.50%
2020	79	13.74	14.23	1,086	2.13%	0.00%	1.20%	4.52%	5.51%
Putnam VT Mortgage Securities Fund
2024	10	10.57	9.53	109	6.58%	0.20%	1.20%	4.55%	3.50%
2023	10	10.11	9.21	106	16.58%	0.20%	1.20%	5.06%	4.02%
2022	15	9.63	8.85	143	11.56%	0.20%	1.20%	(3.44)%	(20.44)%
2021	26	11.13	9.97	269	0.00%	0.20%	1.20%	4.12%	(10.74)%
2020	22	10.69	11.17	242	11.58%	0.00%	1.20%	(2.73)%	(1.77)%
Putnam VT Multi Asset Absolute Return Fund
2023	-	-	-	-	21.31%	0.20%	1.20%	4.52%	1.03%
2022	41	9.37	8.85	363	1.64%	0.45%	1.20%	5.51%	(8.34)%
2021	70	9.65	8.88	629	0.00%	0.20%	1.20%	7.70%	(6.13)%
2020	118	8.96	9.46	1,053	0.00%	0.00%	1.20%	(8.47)%	(7.65)%
Putnam VT Research Fund, Class IB
2024	19	30.88	28.93	555	0.39%	0.20%	1.20%	26.02%	24.76%
2023	24	24.50	23.19	567	0.84%	0.20%	1.20%	28.60%	27.33%
2022	29	19.05	18.21	536	0.57%	0.20%	1.20%	(14.53)%	(24.04)%
2021	33	23.98	22.29	750	0.09%	0.20%	1.20%	26.61%	19.65%
2020	33	18.94	18.63	598	0.65%	0.00%	1.20%	18.52%	19.65%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Putnam VT Small Cap Growth Fund, Class IB
2024	12	$38.85	$22.38	$290	0.00%	0.25%	1.20%	23.02%	21.85%
2023	17	31.58	18.37	326	0.00%	0.25%	1.20%	22.84%	21.68%
2022	26	15.30	15.10	413	0.00%	0.20%	1.20%	(27.74)%	(58.01)%
2021	28	35.95	21.17	614	0.00%	0.20%	1.20%	89.81%	12.55%
2020	30	18.94	18.81	580	0.00%	0.00%	1.20%	46.58%	48.02%
Putnam VT Small Cap Value Fund, Class IB
2024	31	17.57	18.66	566	0.96%	0.20%	1.20%	5.98%	4.92%
2023	38	16.57	17.79	667	0.18%	0.20%	1.20%	23.51%	22.28%
2022	72	13.42	14.55	1,033	0.17%	0.20%	1.20%	(12.29)%	(20.52)%
2021	113	18.30	15.30	1,846	0.63%	0.20%	1.20%	49.51%	38.21%
2020	83	12.24	11.07	1,000	1.08%	0.00%	1.20%	2.75%	3.73%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2024	930	34.16	36.47	31,020	0.00%	0.20%	1.20%	34.90%	33.55%
2023	1,311	25.33	28.67	32,348	0.00%	0.20%	1.20%	48.66%	47.19%
2022	1,786	17.04	19.48	29,645	0.00%	0.20%	1.20%	(34.75)%	(43.64)%
2021	2,178	34.56	26.11	59,314	0.00%	0.20%	1.20%	24.68%	9.84%
2020	2,359	27.72	23.77	55,295	0.00%	0.00%	1.20%	32.33%	33.67%
T. Rowe Price Health Sciences Portfolio, Class II
2024	282	21.56	19.06	5,940	0.00%	0.20%	1.20%	1.21%	0.20%
2023	442	21.30	19.02	9,033	0.00%	0.20%	1.20%	2.48%	1.46%
2022	676	20.78	26.77	13,303	0.00%	0.20%	1.20%	(4.36)%	(54.45)%
2021	755	58.77	21.73	17,122	0.00%	0.20%	1.20%	111.17%	2.60%
2020	819	27.83	21.18	16,638	0.00%	0.00%	1.20%	27.73%	28.99%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

VanEck VIP Emerging Markets Fund, Initial Class
2024	1	$30.69	$30.69	$44	1.91%	1.40%	1.40%	(0.21)%	(0.21)%
2023	3	30.75	30.75	79	3.90%	1.40%	1.40%	8.25%	8.25%
2022	1	28.41	28.41	30	0.28%	1.40%	1.40%	(22.47)%	(28.30)%
2021	1	39.62	36.64	46	0.93%	1.25%	1.55%	(9.61)%	(16.40)%
2020	1	43.83	43.83	54	1.78%	1.00%	1.40%	15.62%	15.62%
VanEck VIP Global Resources Fund
2024	38	10.94	10.20	387	1.96%	0.20%	1.20%	(3.28)%	4.72%
2023	100	11.32	10.65	1,092	2.53%	0.20%	1.20%	(4.03)%	(4.98)%
2022	130	11.79	11.21	1,468	1.52%	0.20%	1.20%	57.43%	2.54%
2021	100	10.93	7.49	1,011	0.32%	0.20%	1.20%	22.12%	(18.85)%
2020	115	8.95	9.23	962	0.77%	0.00%	1.20%	17.41%	18.59%
VanEck VIP Global Resources Fund, Class I
2024	2	39.40	39.40	60	2.81%	1.40%	1.40%	(4.19)%	(4.19)%
2023	5	41.12	41.12	205	2.66%	1.40%	1.40%	(4.92)%	(4.92)%
2022	7	45.47	43.25	294	2.07%	1.25%	1.40%	17.95%	1.81%
2021	3	42.48	38.55	132	0.46%	1.25%	1.55%	23.13%	11.74%
2020	3	34.50	34.50	96	1.52%	1.00%	1.40%	17.47%	17.47%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.